UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-04032

                                    ---------

                           Sit Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 344-5888


Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-04995

                                    ---------

                    Sit U.S. Government Securities Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 344-5888


Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-04033

                                    ---------

                            Sit Mutual Funds II, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 344-5888


Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21447

                                    ---------

                             Sit Mutual Funds Trust
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 334-5888


Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1: Reports to Stockholders

                                SIT MUTUAL FUNDS
                                   BOND FUNDS
                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2004



                                MONEY MARKET FUND
                         U.S. GOVERNMENT SECURITIES FUND
                              TAX-FREE INCOME FUND
                         MINNESOTA TAX-FREE INCOME FUND
                          FLORIDA TAX-FREE INCOME FUND
                                    BOND FUND




                        [LOGO] SIT INVESTMENT ASSOCIATES
                               -------------------------
                                   SIT MUTUAL FUNDS

--------------------------------------------------------------------------------
                        S I T    M U T U A L    F U N D S
                          BOND FUNDS SEMI-ANNUAL REPORT
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                     PAGE
                                                                     ----
Chairman's Letter                                                      2

Performance Summary                                                    4

Average Annual Total Returns                                           6

FUND REVIEWS AND PORTFOLIOS OF INVESTMENTS

           Money Market Fund                                           8

           U.S. Government Securities Fund                            12

           Tax-Free Income Fund                                       24

           Minnesota Tax-Free Income Fund                             40

           Florida Tax-Free Income Fund                               54

           Bond Fund                                                  58

Notes to Portfolios of Investments                                    62

Statements of Assets and Liabilities                                  64

Statements of Operations                                              66

Statements of Changes in Net Assets                                   68

Notes to Financial Statements                                         70

Financial Highlights                                                  75

Expenses Example                                                      81

Additional Information                                                84





         This document must be preceded or accompanied by a Prospectus.

================================================================================
           Sit Mutual Funds
           SIX MONTHS ENDED SEPTEMBER 30, 2004
[PHOTO]    ---------------------------------------------------------------------
           CHAIRMAN'S LETTER
================================================================================

Dear fellow shareholders:

Interest rates rose during the semi-annual period in response to strong economic growth and a shift in stance by the Federal Reserve to a less accommodative monetary policy. Bond yields rose in anticipation of the Fed's increase in the federal funds rate of 0.25% to 1.25% at its FOMC meeting on June 30, 2004. Since then, the Fed has tightened policy twice more and the federal funds rate stood at 1.75% on September 21st. Shorter maturity bond yields have increased substantially more than longer maturity yields, which peaked in June and have since recouped a good portion of that move, causing the yield curve to flatten. We believe that the smaller increase in longer-term yields reflects market concerns over rising oil prices that might constrict the economy as well as a potential terrorist attack during an event-filled summer and fall. Municipal bond yields have been more stable. Intermediate term municipal yields were little changed during the period while longer term municipal yields peaked with heavy issuance volume in the early summer months.

The domestic economy continues to grow at an above average pace. The second quarter annualized real GDP growth rate was revised upward to +3.3%, following very strong +4.5% growth in the first quarter. Despite weaker than expected employment reports, we believe that GDP growth could approach +4% in the third quarter and possibly in the fourth quarter as well, based on the resurgence shown in monthly consumer spending figures that should more than offset moderating inventory accumulation. In addition, business investment is still growing at a rapid rate as corporations seek to take advantage of special accelerated depreciation provisions that are due to expire at the end of the year. Based on these factors, we expect year-over-year growth in 2004 to average +4.4%. GDP growth in 2005 should average closer to +3.6%, as the impact of tax cuts for individuals and special incentives to encourage business spending roll off and the impact of higher interest rates and higher energy prices take hold.

The academically based rule of thumb has been that a permanent $10 per barrel increase in oil price negatively impacts GDP growth by -0.5% in the first year. With current prices above $54 per barrel, oil bears continued monitoring. Nonetheless, aside from oil, a variety of inflation measures indicate lessening inflation pressures in August, following the substantial gains early in 2004. The year-over-year increase in the Consumer Price Index, for example, was +2.7% in August, compared with +3.3% in June.

The trade-weighted U.S. dollar, which has been relatively stable over the past three months, is approximately 7% lower than a year ago as the country's trade deficit continues to deteriorate. We expect continued tightening by the Federal Reserve to help maintain dollar stability in the months ahead. We believe that the strength in bond prices in recent months reflects concerns of the possibility of a terrorist-related event with the upcoming Presidential election. With regard to the outcome of the election, many observers believe that no matter who wins, tax rates must increase in future years simply to reduce the burgeoning deficits and to pay for the inevitable obligations of the retiring baby boom generation. Stronger economic growth will be key to reducing the burden in upcoming years.

================================================================================
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================================================================================

STRATEGY SUMMARY
We expect interest rates to remain relatively low in the near term, as the flight to quality resulting from concerns regarding the outcome of the upcoming U.S. elections and a fear of a pre-election terrorist attack are expected to keep demand for U.S. Treasuries strong. However, the combination of economic stimulus currently in place, the removal of election-related uncertainty, and elevated energy-price-driven inflation levels, will likely result in higher interest rates over the next several quarters. In addition, we expect the Federal Reserve to continue to remove monetary stimulus as economic growth continues, with another increase at its meeting on November 10th and additional increases in 2005 that could take the federal funds rate to 3.0% or higher. Short and intermediate term interest rates will be pressured to move even higher as monetary policy becomes less accommodative, causing the yield curve to flatten further.

Based on these expectations, fixed-income portfolios remained focused on securities that provide above average income relative to the market as a whole, while maintaining shorter than benchmark durations to cushion portfolios against price depreciation as bond yields rise in the months ahead. We are reducing our focus on corporates, which have performed strongly over the past year, and are looking to increase weightings in the mortgage sector to provide the high income and cushion from price depreciation we seek as interest rates move higher.

As with taxable portfolios, our municipal portfolios are also focused on securities that provide incremental income and cushion from price depreciation. Durations are being maintained shorter than portfolio benchmarks in expectation of higher yielding reinvestment opportunities in longer duration bonds in 2005.

We appreciate your continued interest and investment in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

/s/ Eugene C. Sit

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

================================================================================
Sit Mutual Funds
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - BOND FUNDS
================================================================================

   The yield curve flattened during the six-month period as shorter maturity bond yields rose more than longer term bond yields. After reaching historic lows in mid-March, bond yields rose in anticipation of a shift in monetary policy with signs of economic strength and, indeed, the Federal Reserve increased the federal funds target rate 0.25% to 1.25% at its meeting on June 30th. The Fed raised rates twice more to bring the federal funds rate to 1.75% by September 21st. Treasury yields increased in response by 0.75% to 1.00% for maturities less than three years. However, longer term bond yields saw much less of an increase. The 10-year Treasury yield increased from 3.83% to a high of 4.87% in mid-June before trending lower to end the period just 0.29% higher at 4.12%, and 30-year Treasury yields ended the period only 0.12% higher at 4.77%. The smaller increase in longer term yields reflected market concerns over rising oil prices that might constrict the economy as well as a potential terrorist attack during an event-filled summer.

   The flattening yield curve caused intermediate maturity taxable bonds to perform worst during the period. With regard to taxable market sectors, mortgages performed best as higher rates lessened prepayment concerns. Government sectors performed worst as price depreciation offset income.

   Intermediate term municipal yields were little changed during the period while longer term municipal yields peaked with heavy issuance volume in the early summer months. The yield on the Bond Buyer 40-Bond Index ended the period 0.12% higher at 4.91%. Longer duration municipals outperformed shorter duration municipals. The higher yielding hospital sector performed best, along with housing bonds which benefited from lessening prepayment concerns. Industrial revenue bonds, which experienced the weakest performance, remain the best performing revenue sector year to date.

   Fixed-income portfolios remain defensively positioned in anticipation of higher rates next year and remain focused on generating high levels of income.

================================================================================

                          TOTAL RETURN - CALENDAR YEAR

                                                ------------------------------
                                                 1995             1996
                                                ------------------------------
SIT MONEY MARKET FUND                             5.58%           5.08%
--------------------------------------------------------------------------------
SIT U.S. GOV'T. SECURITIES FUND                  11.50            4.99
--------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND                         12.86            5.69
--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND               11.90            5.89
--------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND                    --              --
--------------------------------------------------------------------------------
SIT BOND FUND                                    16.83            4.25
--------------------------------------------------------------------------------
3-MONTH U.S. TREASURY BILL                        5.98            5.27
LEHMAN INTER. GOVERNMENT BOND INDEX              14.41            4.06
LEHMAN 5-YEAR MUNICIPAL BOND INDEX               11.65            4.22
LEHMAN AGGREGATE BOND INDEX                      18.47            3.63

                                           NASDAQ
                                           SYMBOL         INCEPTION
                                           ------         ---------

SIT MONEY MARKET FUND(1)                    SNIXX         11/01/93
--------------------------------------------------------------------------------
SIT U.S. GOV'T. SECURITIES FUND             SNGVX         06/02/87
--------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND                     SNTIX        09/29/88
--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND          SMTFX         12/01/93
--------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND            SFLIX         12/31/03
--------------------------------------------------------------------------------
SIT BOND FUND                               SIBOX         12/01/93
--------------------------------------------------------------------------------
3-MONTH U.S. TREASURY BILL                                11/01/93
LEHMAN INTER. GOVERNMENT BOND INDEX                       05/31/87
LEHMAN 5-YEAR MUNICIPAL BOND INDEX                        09/30/88
LEHMAN AGGREGATE BOND INDEX                               11/30/93

(1) Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93.
(2) Based on the last 12 monthly distributions of net investment income and average NAV as of 9/30/04.
(3) Figure represents 7-day compound effective yield. The 7-day simple yield as of 9/30/04 was 1.13%.
(4) For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the federal tax equivalent yields are 5.88%, 6.13%, 6.58% and 6.78%, respectively (income subject to state tax, if any).

================================================================================

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================================================================================

================================================================================

                          TOTAL RETURN - CALENDAR YEAR

---------------------------------------------------------------------------------------------------   -------------------------
                                                                                                        30-DAY
                                                                                                       SEC YIELD
                                                                                             YTD        AS OF      DISTRIBUTION
                                      1997   1998   1999   2000     2001  2002    2003      2004       9/30/04       RATE (2)
---------------------------------------------------------------------------------------------------   -------------------------
SIT MONEY MARKET FUND                 5.22%  5.17%  4.79%  6.03%   3.67%  1.25%   0.65%    0.51%(3)   1.13%(3)
-------------------------------------------------------------------------------------------------------------------------------
SIT U.S. GOV'T. SECURITIES FUND       8.19   6.52   1.37   9.15    8.56   5.79    1.19     2.82       3.87            3.12%
-------------------------------------------------------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND              9.87   6.29  -4.01   8.32    5.84   5.69    2.87     3.21       4.41(4)         4.05
-------------------------------------------------------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND    8.19   6.14  -3.82   8.09    5.85   7.06    4.42     2.29       4.63(5)         4.39
-------------------------------------------------------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND                      --     --      --     --      --     1.74       4.06(6)          n/a
-------------------------------------------------------------------------------------------------------------------------------
SIT BOND FUND                         9.44   6.52  -0.34   9.25    8.36   6.68    5.08     3.82       5.52            4.92
-------------------------------------------------------------------------------------------------------------------------------
3-MONTH U.S. TREASURY BILL            5.32   5.01   4.88   6.16    3.50   1.67    1.03     0.90
LEHMAN INTER. GOVERNMENT BOND INDEX   7.72   8.49   0.49  10.47    8.42   9.64    2.29     2.11
LEHMAN 5-YEAR MUNICIPAL BOND INDEX    6.38   5.84   0.74   7.72    6.21   9.27    4.13     1.91
LEHMAN AGGREGATE BOND INDEX           9.65   8.69  -0.82  11.63    8.44  10.25    4.10     3.35


                                                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                       ------------------------------              PERIODS ENDED SEPTEMBER 30, 2004
                                       TOTAL RETURN                     -------------------------------------------------------
                                           QUARTER        SIX MONTHS                                                   SINCE
                                       ENDED 9/30/04    ENDED 9/30/04     1 YEAR       5 YEARS       10 YEARS        INCEPTION
                                       -------------    -------------     ------       -------       --------        ---------

SIT MONEY MARKET FUND(1)                    0.23%            0.37%          0.65%        2.66%          3.90%          3.85%
-------------------------------------------------------------------------------------------------------------------------------
SIT U.S. GOV'T. SECURITIES FUND             1.87             1.28           3.26         5.56           6.01           7.07
-------------------------------------------------------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND                    2.06             1.49           4.23         4.82           5.56           6.25
-------------------------------------------------------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND          1.71             0.72           3.76         5.04           5.52           5.30
-------------------------------------------------------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND            1.27             0.65             --           --             --           1.74*
-------------------------------------------------------------------------------------------------------------------------------
SIT BOND FUND                               3.22             1.22           5.35         6.60           7.00           6.26
-------------------------------------------------------------------------------------------------------------------------------
3-MONTH U.S. TREASURY BILL                  0.38             0.65           1.13         2.89           4.08           4.06
LEHMAN INTER. GOVERNMENT BOND INDEX         2.26            -0.09           1.91         6.51           6.72           7.33
LEHMAN 5-YEAR MUNICIPAL BOND INDEX          2.83             0.62           2.04         5.82           5.71           6.31
LEHMAN AGGREGATE BOND INDEX                 3.20             0.68           3.68         7.48           7.66           6.77

(5) For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.70%, 6.98%, 7.50% and 7.73%, respectively (assumes the maximum Minnesota tax bracket of 7.85%).
(6) For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the tax equivalent yields are 5.41%, 5.64%, 6.06% and 6.25%, respectively (income subject to state tax, if any).
*Not annualized.
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
================================================================================

================================================================================
Sit Mutual Funds
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003*
================================================================================


The tables on the next page show the Funds' average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2003. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

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
---------------------------------------------------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND                                       1 YEAR              5 YEARS             10 YEARS
Return Before Taxes                                                        1.19%               5.16%                5.85%
Return After Taxes on Distributions                                        0.35%               3.19%                3.56%
Return After Taxes on Distributions and Sale of Fund Shares                0.53%               3.15%                3.55%
Lehman Intermediate Government Bond Index                                  2.29%               6.18%                6.32%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND                                                  1 YEAR              5 YEARS             10 YEARS
Return Before Taxes                                                        2.87%               3.65%                5.18%
Return After Taxes on Distributions                                        2.87%               3.65%                5.14%
Return After Taxes on Distributions and Sale of Fund Shares                3.11%               3.81%                5.18%
Lehman 5-Year Municipal Bond Index                                         4.13%               5.57%                5.42%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND                                        1 YEAR              5 YEARS             10 YEARS
Return Before Taxes                                                        4.42%               4.23%                5.35%
Return After Taxes on Distributions                                        4.42%               4.23%                5.35%
Return After Taxes on Distributions and Sale of Fund Shares                4.44%               4.31%                5.33%
Lehman 5-Year Municipal Bond Index                                         4.13%               5.57%                5.42%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
SIT BOND FUND                                                             1 YEAR              5 YEARS             10 YEARS
Return Before Taxes                                                        5.08%               5.75%                 6.36%
Return After Taxes on Distributions                                        3.39%               3.38%                 3.82%
Return After Taxes on Distributions and Sale of Fund Shares                3.34%               3.40%                 3.82%
Lehman Aggregate Bond Index                                                4.10%               6.62%                 6.95%
---------------------------------------------------------------------------------------------------------------------------

SIT FLORIDA TAX-FREE INCOME FUND. The Fund was formed on December 31, 2003 and thus cannot report average annual total returns for periods ended December 31, 2003.


(*)   NOTES:
---   ------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)   Indices reflect no deduction for fees, expenses, or taxes.

================================================================================
Sit Money Market Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
MICHAEL C. BRILLEY, SENIOR PORTFOLIO MANAGER
MARK H. BOOK, CFA, PORTFOLIO MANAGER
================================================================================

   The Sit Money Market Fund provided investors with a +0.37% return for the 6 months ended September 30, 2004, compared to +0.65% for the 3-Month U.S. Treasury Bill. As of September 30, 2004, the Fund's 7-day compound yield was 1.13% and its average maturity was 24 days.

   As well telegraphed by Federal Reserve spokespersons and anticipated by market participants, the Fed raised its target for the federal funds rate a further 25 basis points on September 21st to 1.75 %. This was the third 0.25% (or one-quarter percent) increase in the federal funds target rate during the six month period, as the Fed took similar actions in June and August. Since the FOMC was willing to raise interest rates in September based on evidence that the economy was "regaining traction," and most economists now expect that third quarter real GDP growth will show greater strength, we believe rates will be increased again when the Fed meets on November 10th.

   The Fund has maintained its average maturity near the short end of its customary 20 to 40-day range as the 3-Month Treasury Bill yield increased 76 basis points over the past six months. Because the Fed has begun tightening monetary policy, the Fund will maintain its rather short average maturity in anticipation of earning higher yields on future investments. If the pace of Fed tightening slows, we may increase the average maturity closer to 30 days. These tactics combined with expected higher short-term rates should help the Fund increase its return over the following six months. The Fund continues to focus on top-tier credit quality, and will not compromise quality to earn higher yields. As the economy improves, credit quality of these top-tier issuers continues to strengthen.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

   The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.

   An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

      Net Asset Value     9/30/04:       $1.00  Per Share
                          3/31/04:       $1.00  Per Share
                 Total Net Assets:       $45.4 Million

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                   [BAR CHART]

Asset-Backed Securities         17.7
Diversified Finance             12.8
Health Techology                 9.5
Consumer Non-Durables            8.8
Insurance                        7.7
Energy                           6.6
Federal Agency                   6.1
Sectors less than 5.0%          29.3
Cash & Other Net Assets          1.5

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--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                 SIT MONEY          3-MONTH            LIPPER
                  MARKET         U.S. TREASURY          MONEY
                   FUND              BILL            MARKET INDEX
                 ---------       -------------       ------------

3 Month**          0.23%             0.38%              0.21%
6 Month**          0.37              0.65                n/a
1 Year             0.65              1.13               0.58
5 Years            2.66              2.89               2.67
10 Years           3.90              4.08               3.87
Inception          3.85              4.06               3.82
  (11/1/93)

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                 SIT MONEY          3-MONTH            LIPPER
                  MARKET         U.S. TREASURY          MONEY
                   FUND              BILL            MARKET INDEX
                 ---------       -------------       ------------
1 Year             0.65%             1.13%              0.58%
5 Year            14.04             15.33              14.06
10 Year           46.58             49.11              46.15
Inception         51.09             54.49              50.53
  (11/1/93)

*AS OF 9/30/04                                                **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MONEY FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL MAINTAIN A $1 SHARE VALUE. YIELD FLUCTUATES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE 3-MONTH U.S. TREASURY BILL. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.


--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (11/1/93) and held until 9/30/04 would have grown to $15,109 in the Fund or $15,449 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                        SIT MONEY MARKET MATURITY RANGES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                  % of Assets

               41.5%       36.6%       7.1%         4.8%      10.0%

              0 - 15     16 - 30     31 - 45       46 - 60     61+
               Days        Days        Days          Days      Days

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Sit Money Market Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)      NAME OF ISSUER                        MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (92.4%) (2)
    ASSET-BACKED (17.7%)
                      Daimler-Chrysler Auto Conduit:
           1,400,000     1.60%, 10/1/2004                            1,400,000
             600,000     1.61%, 10/21/2004                             599,463
                           FCAR Owner Trust Series I:
           1,000,000     1.74%, 11/3/2004                              998,405
           1,045,000     1.79%, 11/15/2004                           1,042,662
           2,000,000  Mortgage Interest Networking Trust,
                         1.68%, 10/15/2004                           1,998,693
           2,000,000  New Center Asset Trust,
                         1.83%, 11/30/2004                           1,993,900
                                                              ----------------
                                                                     8,033,123
                                                              ----------------

    BANKING (4.4%)
           2,000,000  Citicorp, 1.63%, 10/27/04                      1,997,646
                                                              ----------------

    CAPTIVE EQUIPMENT FINANCE (2.7%)
           1,220,000  Caterpillar Financial Services Corp.,
                         1.54%, 11/2/2004                            1,218,330
                                                              ----------------

    COMMUNICATIONS (4.4%)
           2,000,000  SBC Communications, 1.75%, 10/22/04            1,997,958
                                                              ----------------

    CONSUMER DURABLES (4.4%)
                      American Honda Finance:
           1,000,000     1.54%, 10/5/2004                              999,829
           1,000,000     1.76%, 11/9/2004                              998,093
                                                              ----------------
                                                                     1,997,922
                                                              ----------------

    CONSUMER LOAN FINANCE (4.4%)
           2,000,000  American General Financial Corp.,
                         1.55%, 10/12/2004                           1,999,053
                                                              ----------------

    CONSUMER NON-DURABLES (8.8%)
                      Coca Cola Co.,
           1,029,000     1.80%, 12/6/2004                            1,025,604
             971,000     1.80%, 12/7/2004                              967,747
                      Coca Cola Enterprises:
           1,000,000     1.62%, 10/14/2004 (5)                         999,415
           1,000,000     1.72%, 10/18/2004 (5)                         999,188
                                                              ----------------
                                                                     3,991,954
                                                              ----------------

    DIVERSIFIED FINANCE (12.8%)
                      CIT Group Holdings:
             845,000     1.60%, 10/25/2004                             844,099
           1,155,000     1.70%, 11/1/2004                            1,153,309
           2,000,000  GE Capital Corp.,
                         1.63%, 10/28/2004                           1,997,555
           1,799,000  GE Capital Services,
                         1.70%, 10/18/2004                           1,797,556
                                                              ----------------
                                                                     5,792,519
                                                              ----------------

    ENERGY (6.6%)
           2,000,000  Chevron Texaco Funding Corp.,
                         1.50%, 10/6/2004                            1,999,583
           1,000,000  Exxon Asset Management,
                         1.53%, 10/7/2004 (5)                          999,745
                                                              ----------------
                                                                     2,999,328
                                                              ----------------

    FINANCIAL SERVICES (4.6%)
                      UBS Finance Corp.:
             400,000     1.71%, 10/14/2004                             399,753
             595,000     1.76%, 10/29/2004                             594,186
           1,100,000     1.80%, 11/23/2004                           1,097,085
                                                              ----------------
                                                                     2,091,024
                                                              ----------------

    HEALTH TECHNOLOGY (9.5%)
           2,000,000  Bristol-Myers Squibb Co.,
                         1.74%, 10/13/2004 (5)                       1,998,840
                      Pfizer, Inc.:
           1,300,000     1.56%, 10/8/2004 (5)                        1,299,606
           1,000,000     1.70%, 10/21/2004 (5)                         999,056
                                                              ----------------
                                                                     4,297,502
                                                              ----------------

    INSURANCE (7.7%)
           1,500,000  AIG Funding, Inc., 1.43%, 10/4/04              1,499,821
                           American Family Financial:
           1,000,000     1.72%, 10/7/2004                              999,713
             500,000     1.58%, 10/13/2004                             499,737
             500,000     1.97%, 1/20/2004                              496,963
                                                              ----------------
                                                                     3,496,234
                                                              ----------------

    RETAIL TRADE (4.4%)
                      Wal-Mart Stores, Inc.:
           1,000,000     1.55%, 10/19/2004                             999,225
           1,000,000     1.56%, 10/26/2004                             998,916
                                                              ----------------
                                                                     1,998,141
                                                              ----------------


Total Commercial Paper                                              41,910,734
    (cost:  $41,910,734)                                      ----------------

    U.S. GOVERNMENT SECURITIES  (6.1%) (2)
           1,467,000  FHLB Discount Note, 1.50%, 10/1/04             1,467,000
           1,300,000  FNMA Discount Note, 1.72%, 10/20/04            1,298,820
                                                              ----------------

Total U.S. Government Securities                                     2,765,820
    (cost:  $2,765,820)                                       ----------------

Total investments in securities
    (cost:  $44,676,554) (7)                                      $44,676,554
                                                              ================



                 See accompanying notes to portfolios of investments on page 62.


10


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================================================================================
Sit U.S. Government Securities Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS,  MICHAEL C. BRILLEY AND BRYCE A. DOTY, CFA
PORTFOLIO MANAGER, MARK H. BOOK, CFA
================================================================================

       The Sit U.S. Government Securities Fund provided investors with a +1.28% return during the past six months while the Lehman Intermediate Government Bond Index returned -0.09%. The Fund's 30-day SEC yield was 3.87% and its 12-month distribution rate was 3.12%.

       During the period, each of the Fund's investment strategies displayed considerably enhanced levels of return relative to the Lehman Intermediate Government Bond Index, including the Fund's large weighting in agency mortgage pass-through securities, whose returns were driven by their above average yield. The Fund's U.S. Treasury investments provided the strongest returns on a sector level, but a lower portfolio weighting in this sector limited the net effect to overall returns. This sector's strong return was produced through the Fund's security specific investment approach, where price appreciation within securities owned was in stark contrast to the price depreciation seen throughout the majority of the Treasury market. The Fund's collateralized mortgage obligations (CMOs) were its worst performing investments, but returns in this sector were still considerably better than the Index.

       We expect overall interest rates to remain low in the near term, as concerns regarding the outcome of upcoming elections and fear of a pre-election terrorist attack are expected to keep demand for U.S. Treasuries strong. However, we expect economic growth to continue over the longer term, driving interest rates higher. Therefore, we will continue to maintain the Fund's defensive position by emphasizing securities that provide high levels of current income. The high coupon mortgage pass-through securities owned by the Fund continue to be a major part of the portfolio, as has consistently been the case since its inception. These securities have a strong track record of providing elevated levels of income as well as price stability during periods of rising interest rates.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

       The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

       Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation
(FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

        Net Asset Value   9/30/04:       $10.75 Per Share
                          3/31/04:       $10.79 Per Share
                 Total Net Assets:      $261.4 Million
                 30-day SEC Yield:         3.87%
       12-Month Distribution Rate:         3.12%
                 Average Maturity:        20.0 Years
               Effective Duration:          1.8 Years(1)


(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio.

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                FNMA Pass-Through                           34.2
                Collateralized Mortgage Obligations         24.2
                GNMA Pass-Through                           15.9
                FHLMC Pass-Through                          15.8
                U.S. Treasury/Federal Agency                 7.5
                Taxable Municipal                            0.9
                Cash & Other Net Assets                      1.5



12

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================================================================================


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                    SIT
                U.S. GOV'T.         LEHMAN              LIPPER
                SECURITIES       INTER. GOV'T.        U.S. GOV'T.
                   FUND           BOND INDEX          FUND INDEX
                -----------      -------------        -----------
3 Month**          1.87%             2.26%              2.72%
6 Month**          1.28             -0.09                n/a
1 Year             3.26              1.91               2.50
5 Year             5.56              6.51               6.37
10 Year            6.01              6.72               6.50
Inception          7.07              7.33               6.82
   (6/2/87)

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                    SIT
                U.S. GOV'T.        LEHMAN               LIPPER
                SECURITIES       INTER. GOV'T.        U.S. GOV'T.
                   FUND           BOND INDEX          FUND INDEX
                -----------      -------------        -----------
1 Year             3.26%             1.91%              2.50%
5 Year            31.05             37.09              36.19
10 Year           79.30             91.57              87.76
Inception        226.83            241.25             214.05
    (6/2/87)

*AS OF 9/30/04.                                              **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.


--------------------------------------------------------------------------------
                                GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/04 would have grown to $32,683 in the Fund or $34,125 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                         ESTIMATED AVERAGE LIFE PROFILE
--------------------------------------------------------------------------------

                                  [BAR CHART]

The Adviser's estimates of the dollar weighted average life of the portfolio's securities, which may vary from their stated maturities.

     1.5%            90.3%           3.6%            0.0%            4.6%
   0 - 1 Year    1 - 5 Years     5 - 10 Years    10 - 20 Years     20+ Years


                                                                              13

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================================================================================
Sit U.S. Government Securities Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

MORTGAGE PASS-THROUGH SECURITIES (65.9%) (2)
     FEDERAL HOME LOAN MORTGAGE CORPORATION (15.8%):
             Par ($)   Coupon    Maturity
             -------   ------    --------                    -------------------
          2,893,369    3.08%     5/1/2034                         2,874,816
            110,190    5.50%     8/1/2017                           115,034
            352,689    6.38%     12/1/2026                          367,622
             80,752    6.38%     8/1/2027                            84,723
            148,955    6.38%     12/1/2027                          156,280
            230,498    7.50%     10/1/2012                          246,934
          3,251,415    7.50%     12/1/2014                        3,453,612
            156,015    7.50%     4/1/2021                           167,597
             96,586    7.50%     2/1/2027                           103,824
            245,252    7.50%     4/1/2027                           263,629
          4,402,771    7.50%     1/1/2031                         4,731,508
          3,100,000    7.50%     7/1/2032                         3,327,302
            152,082    8.00%     10/1/2016                          166,385
          1,117,559    8.00%     12/1/2016                        1,191,288
             47,338    8.00%     5/1/2017                            51,582
            234,600    8.00%     7/1/2024                           256,530
            352,231    8.00%     9/1/2024                           385,157
            670,314    8.00%     9/15/2024                          731,956
            247,905    8.00%     11/1/2025                          271,298
            123,218    8.00%     12/1/2026                          135,123
            201,068    8.00%     1/1/2027                           219,929
            254,004    8.00%     10/1/2027                          277,101
            208,647    8.00%     1/1/2028                           228,219
            186,771    8.00%     7/1/2028                           202,244
            493,920    8.00%     6/1/2030                           542,084
            223,147    8.00%     11/1/2030                          242,673
            154,815    8.00%     2/1/2032                           168,297
             50,309    8.25%     12/1/2008                           52,999
             56,096    8.25%     12/1/2017                           61,685
            440,227    8.50%     1/1/2016                           474,313
            865,088    8.50%     5/1/2016                           932,154
              9,707    8.50%     1/1/2017                            10,733
             25,508    8.50%     4/1/2017                            28,104
             87,151    8.50%     5/1/2017                            96,359
            291,025    8.50%     8/1/2023                           322,498
             21,805    8.50%     7/1/2024                            24,049
            161,907    8.50%     1/1/2025                           175,952
            134,465    8.50%     4/1/2025                           146,130
             92,985    8.50%     5/1/2025                           101,052
             42,341    8.50%     6/1/2025                            46,014
             87,969    8.50%     8/1/2025                            95,600
            101,982    8.50%     10/1/2026                          112,164
            935,202    8.50%     12/1/2029                        1,016,329
            684,862    8.50%     8/1/2030                           754,742
             57,427    8.50%     12/1/2030                           62,733
            329,194    8.50%     4/1/2031                           359,046
             38,252    8.50%     8/1/2031                            41,721
             84,625    8.75%     1/1/2017                            92,887
              2,025    9.00%     12/1/2005                            2,081
              3,381    9.00%     1/1/2006                             3,476
             37,903    9.00%     2/1/2006                            38,967
             38,267    9.00%     5/1/2009                            41,122
              9,121    9.00%     6/1/2009                            10,257
             39,671    9.00%     7/1/2009                            42,653
             36,674    9.00%     7/1/2009                            39,410
            114,495    9.00%     12/1/2009                          123,038
             25,638    9.00%     10/1/2013                           28,535
            472,888    9.00%     11/1/2015                          512,509
             18,821    9.00%     5/1/2016                            21,057
            104,233    9.00%     7/1/2016                           116,617
            119,092    9.00%     10/1/2016                          132,669
             23,113    9.00%     11/1/2016                           25,859
             16,352    9.00%     1/1/2017                            18,312
             11,495    9.00%     1/1/2017                            12,861
             64,472    9.00%     2/1/2017                            69,960
             24,485    9.00%     2/1/2017                            27,394
            180,268    9.00%     2/1/2017                           201,685
             93,047    9.00%     4/1/2017                            97,073
              8,730    9.00%     4/1/2017                             9,700
             37,871    9.00%     6/1/2017                            42,417
             76,271    9.00%     6/1/2017                            85,577
             58,945    9.00%     7/1/2017                            65,948
              8,216    9.00%     9/1/2017                             9,202
             96,833    9.00%     10/1/2017                          108,457
             80,876    9.00%     6/1/2018                            90,015
            249,870    9.00%     6/1/2019                           279,428
             89,646    9.00%     10/1/2019                          100,682
            100,812    9.00%     10/1/2019                          113,223
             32,087    9.00%     10/1/2019                           35,914
            527,740    9.00%     3/1/2020                           591,730
            320,331    9.00%     9/1/2020                           345,222
             67,992    9.00%     5/1/2021                            76,625
            798,457    9.00%     6/1/2021                           874,585
             32,955    9.00%     7/1/2021                            37,119
             89,919    9.00%     7/1/2021                           101,208
             70,645    9.00%     10/1/2021                           79,298
             38,328    9.00%     3/1/2022                            43,023
             91,463    9.00%     4/1/2025                           102,506
             15,575    9.25%     7/1/2008                            16,832
             43,023    9.25%     8/1/2008                            46,495
             35,032    9.25%     8/1/2009                            37,065
             90,219    9.25%     7/1/2010                            94,634
             33,353    9.25%     3/1/2011                            35,562
             44,196    9.25%     6/1/2016                            49,497
             29,251    9.25%     3/1/2017                            32,759

14

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             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
            676,610    9.25%     2/1/2018                           746,932
             27,891    9.25%     1/1/2019                            29,739
            181,316    9.25%     3/1/2019                           200,988
            269,000    9.25%     3/1/2019                           294,200
             37,227    9.50%     10/1/2005                           38,088
             56,220    9.50%     10/1/2008                           60,957
             76,666    9.50%     2/1/2010                            82,876
             49,593    9.50%     5/1/2010                            51,025
             31,648    9.50%     6/1/2010                            34,212
             26,516    9.50%     1/1/2011                            29,402
            200,714    9.50%     6/1/2011                           215,089
             43,622    9.50%     6/1/2016                            49,118
             14,973    9.50%     7/1/2016                            16,860
             21,645    9.50%     9/1/2016                            23,762
             61,706    9.50%     10/1/2016                           69,481
             89,822    9.50%     6/1/2017                           101,382
             43,704    9.50%     9/1/2017                            49,312
             51,246    9.50%     4/1/2018                            57,922
             17,806    9.50%     10/1/2018                           20,097
            171,546    9.50%     12/1/2018                          193,102
            378,399    9.50%     2/1/2019                           425,020
             14,447    9.50%     6/1/2019                            15,860
            522,771    9.50%     6/17/2019                          588,509
            143,329    9.50%     7/1/2020                           159,287
             84,179    9.50%     8/1/2020                            94,756
             19,376    9.50%     9/1/2020                            21,967
            348,181    9.50%     8/1/2021                           384,332
          2,085,080    9.50%     12/17/2021                       2,349,307
             20,090    9.75%     12/1/2008                           21,685
             43,691    9.75%     12/1/2008                           47,160
             83,036    9.75%     11/1/2009                           89,629
             20,070    9.75%     6/1/2011                            21,664
            429,594    9.75%     12/1/2016                          473,094
             45,376    9.75%     6/1/2017                            50,572
            281,023    9.75%     12/1/2017                          312,106
             17,983    9.85%     5/1/2016                            20,054
            102,909    10.00%    11/1/2010                          111,443
            131,445    10.00%    11/1/2011                          147,913
            324,514    10.00%    6/1/2020                           365,177
            214,959    10.00%    9/1/2020                           241,758
            212,464    10.00%    3/1/2021                           237,166
             99,017    10.00%    10/1/2021                          110,268
             51,532    10.25%    6/1/2010                            56,410
             47,058    10.25%    2/1/2017                            51,513
             88,795    10.29%    9/1/2016                            97,714
             67,093    10.50%    10/1/2013                           74,703
            124,462    10.50%    5/1/2014                           136,749
             74,201    10.50%    9/1/2015                            82,997
             26,386    10.50%    1/1/2019                            29,828
            731,560    10.50%    6/1/2019                           820,648
                868    10.50%    7/1/2020                               982
             12,938    11.00%    12/1/2011                           14,436
             46,796    11.00%    6/1/2015                            52,623
             60,951    11.00%    2/1/2016                            68,160
             34,951    11.00%    5/1/2019                            38,910
             58,556    11.00%    7/1/2019                            65,716
             17,045    11.25%    10/1/2009                           18,869
             59,229    11.25%    8/1/2011                            66,958
             31,220    13.00%    5/1/2017                            34,471
                                                          -----------------
                                                                 41,405,227
                                                          -----------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (34.2%):
             Par ($)   Coupon    Maturity
             -------   ------    --------
          3,083,882    4.03%     4/1/2033                         3,101,444
          6,948,592    5.00%     11/1/2010                        7,096,708
          1,201,493    6.00%     9/1/2017                         1,265,930
             44,811    6.49%     3/1/2019                            46,858
          1,259,981    6.95%     8/1/2021                         1,312,742
             45,390    7.00%     4/1/2027                            48,683
          2,620,690    7.00%     6/1/2032                         2,780,081
            651,511    7.00%     11/1/2032                          691,092
            238,085    7.24%     5/1/2007                           255,449
            891,377    7.50%     11/1/2012                          918,984
            986,249    7.50%     3/1/2016                         1,061,417
          1,880,647    7.50%     6/1/2022                         2,015,813
          1,038,202    7.50%     6/1/2025                         1,119,106
             29,488    7.50%     3/1/2027                            31,653
             28,494    7.50%     9/1/2027                            30,901
            134,204    7.50%     11/1/2029                          144,478
             33,413    7.50%     1/1/2030                            35,812
            997,656    7.50%     1/1/2031                         1,069,635
            804,530    7.50%     3/1/2032                           861,646
            995,512    7.50%     6/1/2032                         1,070,615
          1,388,343    7.54%     6/1/2016                         1,473,396
          1,749,578    7.87%     12/15/2025                       1,899,584
            104,643    8.00%     8/1/2009                           111,581
            108,370    8.00%     11/1/2016                          118,612
             74,357    8.00%     6/1/2018                            80,237
            223,220    8.00%     1/1/2022                           244,497
            109,828    8.00%     2/1/2023                           120,325
            163,208    8.00%     5/1/2023                           177,932
             82,985    8.00%     9/1/2023                            90,674
            846,521    8.00%     7/1/2024                           925,675
            193,608    8.00%     8/1/2024                           212,031
             35,515    8.00%     4/1/2025                            38,869
            358,190    8.00%     6/1/2027                           392,016

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit U.S. Government Securities Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
            244,237    8.00%     9/1/2027                           268,905
             81,367    8.00%     10/1/2027                           89,109
            641,426    8.00%     6/1/2028                           699,568
            422,560    8.00%     9/1/2028                           460,862
            407,906    8.00%     9/1/2029                           446,544
            146,672    8.00%     12/1/2029                          158,518
             64,996    8.00%     2/1/2030                            70,980
            775,248    8.00%     2/1/2031                           838,346
            546,895    8.00%     2/1/2031                           595,567
            401,084    8.00%     3/1/2031                           438,708
            466,217    8.00%     3/1/2032                           502,997
          1,275,267    8.00%     9/1/2032                         1,397,123
             60,617    8.25%     4/1/2022                            66,391
          1,461,023    8.29%     7/20/2030                        1,628,168
            405,546    8.33%     7/15/2020                          456,235
            524,366    8.38%     7/20/2028                          585,291
             18,913    8.50%     8/1/2006                            19,722
            109,647    8.50%     11/1/2010                          118,399
          1,080,479    8.50%     9/1/2013                         1,135,808
            940,030    8.50%     2/1/2016                         1,013,041
             56,230    8.50%     4/1/2017                            62,218
            230,485    8.50%     6/1/2017                           242,638
             48,007    8.50%     9/1/2017                            52,518
            152,238    8.50%     8/1/2018                           168,786
            491,678    8.50%     5/1/2022                           544,561
            156,392    8.50%     7/1/2022                           173,808
             92,785    8.50%     11/1/2023                          102,481
             20,601    8.50%     5/1/2024                            22,868
            274,453    8.50%     2/1/2025                           303,971
            103,524    8.50%     9/1/2025                           114,560
            939,352    8.50%     12/1/2025                        1,036,579
            540,725    8.50%     1/1/2026                           596,125
            808,149    8.50%     1/1/2026                           890,948
            308,518    8.50%     7/1/2026                           334,550
            742,405    8.50%     9/1/2026                           819,248
          1,676,756    8.50%     11/1/2026                        1,846,913
             62,709    8.50%     12/1/2026                           69,073
            255,853    8.50%     5/1/2027                           282,335
            447,875    8.50%     6/1/2027                           493,762
          1,369,219    8.50%     11/1/2028                        1,505,153
          3,925,798    8.50%     12/1/2028                        4,324,188
            275,024    8.50%     12/1/2029                          303,491
            399,092    8.50%     1/1/2030                           433,653
             90,831    8.50%     8/1/2030                            98,496
            176,665    8.50%     11/1/2030                          191,734
             56,167    8.50%     11/1/2030                           61,327
            375,811    8.50%     12/1/2030                          410,334
             51,163    8.50%     1/1/2031                            55,567
            313,077    8.50%     6/1/2032                           345,153
            629,574    8.52%     9/15/2030                          706,174
            233,383    8.87%     12/15/2025                         261,746
            219,137    9.00%     1/1/2009                           236,999
            133,455    9.00%     5/1/2009                           143,133
            102,965    9.00%     5/1/2009                           109,851
            145,325    9.00%     5/1/2009                           154,260
             39,567    9.00%     5/1/2009                            42,436
             22,802    9.00%     4/1/2010                            24,708
             91,723    9.00%     3/1/2011                           100,163
            202,470    9.00%     8/1/2016                           226,345
            272,369    9.00%     11/1/2016                          304,487
             46,049    9.00%     6/1/2017                            48,103
            103,408    9.00%     6/1/2017                           115,267
             31,195    9.00%     7/1/2017                            34,773
             60,004    9.00%     9/1/2017                            67,610
            107,181    9.00%     12/1/2017                          119,472
             44,731    9.00%     2/1/2018                            50,400
             24,581    9.00%     9/1/2019                            26,636
             25,835    9.00%     10/1/2019                           27,804
            109,684    9.00%     12/15/2019                         122,898
             94,077    9.00%     3/1/2021                           104,865
              5,399    9.00%     9/1/2021                             6,069
             93,145    9.00%     4/1/2025                           104,303
            736,267    9.00%     11/1/2025                          826,147
          2,193,514    9.00%     10/1/2026                        2,458,682
             70,439    9.00%     12/1/2026                           78,104
            584,025    9.00%     5/1/2027                           654,205
          1,704,361    9.00%     5/1/2028                         1,908,546
            108,636    9.00%     5/1/2030                           121,235
            839,214    9.00%     7/1/2030                           942,768
            253,311    9.00%     8/15/2030                          284,168
             83,086    9.00%     11/1/2030                           91,500
            105,247    9.00%     4/1/2031                           115,435
            151,063    9.00%     6/1/2031                           164,251
             30,178    9.00%     7/1/2031                            33,031
            147,142    9.25%     10/1/2009                          159,137
             43,833    9.25%     7/1/2010                            47,727
             16,230    9.25%     4/1/2012                            16,668
             59,563    9.25%     10/1/2016                           66,884
             68,013    9.25%     12/1/2016                           76,372
            231,360    9.25%     2/1/2017                           259,141
             10,158    9.25%     3/1/2017                            11,406
            514,228    9.34%     8/20/2027                          598,561
              3,974    9.50%     1/1/2006                             4,321
             39,225    9.50%     9/1/2008                            41,269
             96,693    9.50%     12/1/2009                          105,874
             25,053    9.50%     1/1/2011                            27,185

================================================================================
-----------------------------------------------------------------------   [LOGO]
================================================================================

             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
             16,903    9.50%     10/1/2013                           18,679
             29,438    9.50%     5/1/2014                            30,973
            142,079    9.50%     4/1/2016                           158,082
             15,259    9.50%     4/1/2016                            16,862
             39,584    9.50%     9/1/2016                            44,692
             41,622    9.50%     9/1/2017                            46,118
             93,937    9.50%     11/1/2018                          107,060
             89,178    9.50%     12/1/2018                          100,670
             51,245    9.50%     5/1/2019                            58,471
             93,803    9.50%     10/1/2019                          106,239
             60,351    9.50%     12/1/2019                           68,266
             58,007    9.50%     3/1/2020                            64,756
             96,043    9.50%     6/1/2020                           109,461
            255,116    9.50%     9/1/2020                           287,535
            215,126    9.50%     9/1/2020                           243,340
            263,642    9.50%     10/15/2020                         296,586
            224,421    9.50%     12/15/2020                         253,425
             52,298    9.50%     12/15/2020                          58,977
            107,902    9.50%     3/1/2021                           122,777
             65,991    9.50%     4/15/2021                           74,610
            331,214    9.50%     7/1/2021                           372,944
            179,791    9.50%     5/1/2022                           203,444
            288,725    9.50%     4/1/2025                           325,931
            353,799    9.50%     4/1/2025                           398,978
            920,156    9.50%     11/1/2025                        1,040,815
            605,757    9.50%     3/1/2026                           683,110
            620,016    9.50%     9/1/2026                           699,190
            750,662    9.50%     10/1/2026                          845,571
            138,752    9.50%     8/1/2030                           156,984
          2,414,737    9.55%     8/20/2025                        2,675,362
            197,876    9.75%     1/15/2013                          218,568
            215,845    9.75%     1/1/2021                           241,413
            430,637    9.75%     10/1/2021                          483,222
            367,660    9.75%     4/1/2025                           412,554
             12,032    10.00%    3/1/2011                            13,043
             84,660    10.00%    5/1/2011                            92,402
            125,199    10.00%    7/1/2013                           137,683
            127,352    10.00%    6/1/2014                           136,479
            922,384    10.00%    2/1/2015                         1,026,622
          1,051,875    10.00%    3/1/2015                         1,182,312
             92,873    10.00%    11/1/2016                          103,389
             48,108    10.00%    3/1/2018                            53,676
            614,673    10.00%    7/1/2019                           684,137
             65,990    10.00%    9/1/2019                            74,055
            118,470    10.00%    12/1/2019                          130,937
            374,165    10.00%    6/1/2020                           420,855
             17,214    10.00%    11/1/2020                           19,448
             86,681    10.00%    1/1/2021                            97,399
             27,566    10.00%    2/1/2021                            30,889
            287,887    10.00%    10/1/2021                          323,465
            237,364    10.00%    5/1/2022                           265,970
            131,991    10.00%    5/1/2022                           148,313
            188,615    10.00%    1/1/2024                           211,925
            179,263    10.00%    7/1/2028                           201,253
            522,564    10.25%    8/15/2013                          581,082
             17,263    10.50%    5/1/2009                            18,831
             48,040    10.50%    5/1/2015                            53,370
            375,924    10.50%    1/1/2016                           427,604
             44,579    10.50%    3/1/2017                            49,254
            141,035    10.50%    12/1/2017                          159,872
             19,803    10.75%    11/1/2010                           21,663
             15,229    11.00%    10/1/2006                           15,437
             90,057    11.00%    9/1/2012                           100,010
              6,789    11.00%    4/1/2014                             7,619
             56,170    11.00%    8/1/2015                            62,271
            128,439    11.00%    9/1/2015                           139,115
             57,238    11.00%    4/1/2017                            63,966
            684,247    11.27%    8/15/2020                          782,703
            435,761    11.75%    10/20/2022                         498,858
                                                          -----------------
                                                                 89,314,487
                                                          -----------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (15.9%) (3):
             Par ($)   Coupon    Maturity
             -------   ------    --------
             78,967    6.00%     9/15/2018                           82,568
            274,159    6.38%     12/15/2027                         289,267
            382,685    6.38%     4/15/2028                          403,548
          3,551,927    6.50%     5/15/2023                        3,750,383
            139,247    6.75%     9/15/2015                          149,052
             69,481    6.75%     8/15/2028                           73,790
             42,503    7.00%     9/20/2016                           45,402
            464,321    7.00%     1/15/2030                          495,618
            508,477    7.00%     1/15/2031                          542,488
            813,097    7.00%     11/15/2032                         867,277
             49,467    7.05%     2/15/2023                           53,065
             65,388    7.25%     8/15/2010                           69,411
            241,716    7.25%     10/15/2028                         259,291
             70,007    7.27%     7/20/2022                           75,113
            381,355    7.38%     11/15/2030                         417,100
            466,697    7.38%     3/15/2031                          481,974
             14,517    7.50%     3/15/2007                           15,111
            193,452    7.50%     5/15/2016                          210,602
          1,188,511    7.50%     2/15/2027                        1,281,977
            150,111    7.55%     7/20/2022                          162,495
            249,847    7.55%     10/20/2022                         270,460
            160,847    7.65%     10/20/2021                         174,416
            153,509    7.65%     7/20/2022                          166,575

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit U.S. Government Securities Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
            220,788    7.75%     6/15/2020                          240,961
            349,984    7.75%     7/15/2020                          381,961
            308,667    7.75%     8/15/2020                          336,870
            259,424    7.75%     8/15/2020                          283,127
            116,926    7.75%     11/15/2020                         127,609
            634,106    7.75%     10/15/2022                         699,159
             83,554    7.90%     9/20/2020                           91,068
             11,218    7.90%     11/20/2020                          12,227
             98,762    7.90%     1/20/2021                          107,737
             41,657    7.90%     1/20/2021                           45,442
             31,981    7.90%     4/20/2021                           34,887
             54,650    7.90%     8/20/2021                           59,616
            334,099    7.95%     2/15/2020                          366,346
            111,229    7.99%     2/20/2021                          121,596
             96,739    7.99%     4/20/2021                          105,755
            167,612    7.99%     7/20/2021                          183,234
            169,666    7.99%     9/20/2021                          185,480
            150,447    7.99%     10/20/2021                         164,469
            283,960    7.99%     1/20/2022                          310,665
            475,660    7.99%     6/20/2022                          520,393
             43,536    8.00%     10/15/2012                          47,709
            111,785    8.00%     5/15/2016                          123,321
            401,336    8.00%     6/15/2016                          442,754
            172,485    8.00%     9/15/2016                          190,286
            145,367    8.00%     11/20/2016                         158,210
            137,606    8.00%     7/15/2017                          150,669
             52,190    8.00%     7/20/2023                           57,145
             94,748    8.00%     8/15/2023                          104,245
             49,917    8.00%     12/20/2023                          54,655
             33,334    8.00%     2/20/2024                           36,508
            278,917    8.00%     2/20/2026                          304,521
             53,668    8.00%     12/15/2026                          58,881
             56,214    8.00%     12/20/2026                          61,375
             54,215    8.00%     4/15/2028                           59,235
            669,846    8.00%     4/15/2028                          733,470
             54,539    8.00%     9/15/2029                           59,566
            450,293    8.10%     5/20/2019                          492,309
            127,887    8.10%     6/20/2019                          139,820
            142,531    8.10%     7/20/2019                          155,830
            227,567    8.10%     9/20/2019                          248,801
             90,306    8.10%     9/20/2019                           98,732
            129,629    8.10%     10/20/2019                         141,724
            127,052    8.10%     1/20/2020                          138,909
            101,813    8.10%     4/20/2020                          111,315
            157,199    8.10%     7/20/2020                          171,870
            207,480    8.25%     12/15/2011                         227,419
             68,142    8.25%     1/15/2012                           74,953
            124,685    8.25%     8/15/2015                          138,232
            689,211    8.25%     4/15/2019                          758,786
            217,356    8.25%     2/15/2020                          239,332
             21,582    8.25%     4/15/2027                           23,606
            122,287    8.25%     6/15/2027                          133,750
            141,438    8.38%     10/15/2019                         156,128
            164,827    8.40%     2/15/2019                          182,067
            114,025    8.40%     4/15/2019                          125,951
            132,993    8.40%     6/15/2019                          146,903
             90,046    8.40%     9/15/2019                           99,465
             61,077    8.40%     9/15/2019                           67,465
             60,564    8.40%     2/15/2020                           66,919
             65,597    8.50%     12/15/2011                          72,222
            203,659    8.50%     1/15/2012                          225,074
             77,235    8.50%     4/15/2015                           86,086
             38,368    8.50%     4/15/2015                           42,765
            317,443    8.50%     9/15/2016                          354,182
            239,226    8.50%     1/15/2017                          267,391
            186,806    8.50%     12/15/2021                         206,956
             32,016    8.50%     2/15/2022                           35,455
             23,823    8.50%     7/20/2022                           26,287
            183,062    8.50%     10/20/2022                         201,993
             95,144    8.50%     9/20/2024                          104,693
            166,363    8.50%     3/20/2025                          182,560
            398,820    8.50%     12/20/2026                         437,329
             81,543    8.50%     8/15/2030                           89,587
             61,549    8.60%     5/15/2018                           68,659
            102,479    8.60%     6/15/2018                          114,318
             94,444    8.63%     10/15/2018                         105,471
             10,028    8.75%     5/15/2006                           10,505
             16,128    8.75%     5/15/2006                           16,894
             18,881    8.75%     10/15/2006                          19,778
             26,888    8.75%     11/15/2006                          28,166
             22,450    8.75%     2/15/2007                           24,246
             10,322    8.75%     3/15/2007                           11,148
             52,218    8.75%     11/15/2009                          57,645
             67,458    8.75%     6/15/2011                           75,459
            250,504    8.75%     11/15/2011                         280,216
             76,806    8.75%     12/15/2011                          85,915
                412    9.00%     10/15/2004                             416
             41,550    9.00%     4/15/2006                           43,615
             29,898    9.00%     4/15/2006                           31,384
             41,125    9.00%     5/15/2006                           43,169
             29,855    9.00%     5/15/2006                           31,338
             13,748    9.00%     6/15/2006                           14,431
            149,909    9.00%     6/15/2006                          157,359
             88,439    9.00%     7/15/2006                           92,834
             14,838    9.00%     10/15/2006                          15,575
             69,424    9.00%     10/15/2006                          72,874

================================================================================
-----------------------------------------------------------------------   [LOGO]
================================================================================

             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
             13,140    9.00%     6/15/2007                           14,229
             36,538    9.00%     10/15/2007                          39,565
             39,501    9.00%     9/15/2008                           42,602
             14,344    9.00%     9/15/2008                           15,470
             17,774    9.00%     10/15/2008                          19,170
             17,419    9.00%     11/15/2008                          18,786
             42,629    9.00%     12/15/2008                          45,976
              6,698    9.00%     2/15/2009                            7,294
              4,360    9.00%     3/15/2009                            4,748
             33,391    9.00%     4/15/2009                           36,430
             16,684    9.00%     4/15/2009                           18,169
              8,922    9.00%     5/15/2009                            9,716
             30,095    9.00%     8/15/2009                           32,834
             38,276    9.00%     9/15/2009                           41,761
             17,892    9.00%     10/15/2009                          19,485
             31,190    9.00%     11/15/2009                          34,559
             14,754    9.00%     12/15/2009                          16,097
            190,011    9.00%     7/15/2010                          208,530
             47,447    9.00%     5/15/2011                           53,309
            163,800    9.00%     5/15/2011                          184,040
            110,452    9.00%     6/15/2011                          124,099
            142,936    9.00%     7/15/2011                          160,597
             99,124    9.00%     8/15/2011                          108,880
            111,530    9.00%     8/15/2011                          125,311
            121,468    9.00%     9/15/2011                          136,477
            114,873    9.00%     9/15/2011                          129,066
             82,659    9.00%     9/15/2011                           92,872
             87,973    9.00%     10/15/2011                          98,843
             52,165    9.00%     1/15/2012                           58,875
             53,898    9.00%     5/20/2015                           60,212
            197,358    9.00%     7/15/2015                          221,267
             39,288    9.00%     8/15/2015                           44,047
            150,554    9.00%     12/20/2015                         168,190
             25,950    9.00%     5/20/2016                           29,057
             29,276    9.00%     7/20/2016                           32,782
            235,880    9.00%     1/15/2017                          270,073
             18,170    9.00%     3/20/2017                           20,385
            672,803    9.00%     6/15/2017                          770,329
            543,632    9.00%     7/15/2017                          622,434
            420,053    9.00%     8/20/2017                          471,262
             54,854    9.00%     5/15/2018                           60,633
             10,869    9.00%     12/15/2019                          12,247
            403,548    9.00%     12/15/2019                         454,721
              5,063    9.00%     7/20/2021                            5,696
              6,129    9.00%     10/20/2021                           6,895
            507,454    9.00%     11/15/2024                         572,061
             59,768    9.00%     2/20/2025                           67,036
             75,334    9.00%     7/20/2025                           84,495
            248,964    9.00%     4/15/2026                          280,624
             25,442    9.10%     5/15/2018                           28,582
              5,677    9.25%     3/15/2005                            5,845
            135,417    9.25%     11/15/2009                         151,398
             51,187    9.25%     1/15/2010                           57,726
             44,793    9.25%     4/15/2010                           50,515
             56,373    9.25%     11/15/2010                          63,574
            110,776    9.25%     11/15/2011                         125,502
             26,343    9.25%     4/15/2012                           29,961
             18,038    9.25%     9/15/2016                           20,224
              4,828    9.25%     2/20/2017                            5,402
             56,504    9.25%     7/20/2017                           63,214
                166    9.50%     1/20/2005                              170
              1,091    9.50%     3/15/2005                            1,125
              9,959    9.50%     1/15/2006                           10,502
             23,410    9.50%     7/15/2009                           25,696
             43,357    9.50%     8/15/2009                           47,591
             19,066    9.50%     8/15/2009                           20,928
             43,475    9.50%     9/15/2009                           47,586
             31,022    9.50%     9/15/2009                           34,051
             18,490    9.50%     9/15/2009                           20,295
              4,588    9.50%     10/15/2009                           5,036
             20,406    9.50%     10/15/2009                          22,399
             26,806    9.50%     10/15/2009                          29,424
              9,262    9.50%     10/15/2009                          10,138
             16,115    9.50%     10/15/2009                          17,689
             69,402    9.50%     10/15/2009                          75,964
            171,577    9.50%     10/15/2009                         187,799
             17,382    9.50%     10/15/2009                          19,080
             53,983    9.50%     11/15/2009                          60,577
            115,534    9.50%     1/15/2010                          130,824
             43,717    9.50%     2/15/2010                           48,297
            134,165    9.50%     4/15/2010                          147,773
             35,205    9.50%     8/15/2010                           39,864
             69,073    9.50%     11/15/2010                          78,215
             28,215    9.50%     1/15/2011                           32,105
            130,096    9.50%     3/15/2011                          148,031
             17,119    9.50%     3/20/2016                           19,282
             15,609    9.50%     6/15/2016                           17,643
             46,382    9.50%     10/15/2016                          52,428
             77,963    9.50%     10/15/2016                          88,126
             28,809    9.50%     11/15/2016                          32,564
             40,103    9.50%     11/15/2016                          45,331
             49,037    9.50%     11/20/2016                          55,233
             17,096    9.50%     1/15/2017                           19,356
             21,950    9.50%     4/15/2017                           24,852
             47,033    9.50%     8/15/2017                           53,251
              4,431    9.50%     8/20/2017                            4,999

                 See accompanying notes to portfolios of investments on page 62.

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Sit U.S. Government Securities Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
             19,710    9.50%     9/15/2017                           22,316
             31,335    9.50%     9/15/2017                           35,478
            111,117    9.50%     12/15/2017                         125,580
            229,778    9.50%     12/15/2017                         259,593
            105,679    9.50%     12/15/2017                         119,303
             33,127    9.50%     12/15/2017                          37,445
              6,921    9.50%     12/20/2017                           7,809
              6,505    9.50%     4/15/2018                            7,374
             10,816    9.50%     4/20/2018                           12,217
              3,329    9.50%     5/20/2018                            3,760
            178,624    9.50%     6/15/2018                          202,474
             84,908    9.50%     6/20/2018                           95,905
             33,861    9.50%     7/20/2018                           38,247
             13,718    9.50%     8/15/2018                           15,549
             35,505    9.50%     8/20/2018                           40,103
             71,282    9.50%     9/15/2018                           80,800
             50,047    9.50%     9/15/2018                           56,729
            258,362    9.50%     9/20/2018                          291,825
             13,648    9.50%     9/20/2018                           15,416
             81,739    9.50%     9/20/2018                           92,325
             49,059    9.50%     10/15/2018                          55,494
             18,788    9.50%     1/15/2019                           21,303
             29,245    9.50%     4/15/2019                           33,159
             12,020    9.50%     8/15/2019                           13,629
            109,704    9.50%     8/20/2019                          123,945
             31,806    9.50%     9/15/2019                           36,061
              8,191    9.50%     10/20/2019                           9,255
             29,425    9.50%     12/15/2019                          33,362
              8,326    9.50%     1/15/2020                            9,444
             10,538    9.50%     10/15/2020                          11,954
             15,362    9.50%     1/15/2021                           17,437
             13,947    9.50%     2/15/2021                           15,831
             56,290    9.50%     8/15/2021                           63,892
            397,204    9.50%     8/15/2022                          451,041
             18,438    9.75%     6/15/2005                           19,021
              5,671    9.75%     6/15/2005                            5,850
             15,746    9.75%     8/15/2005                           16,245
             11,564    9.75%     9/15/2005                           11,930
             12,959    9.75%     1/15/2006                           13,686
             15,816    9.75%     2/15/2006                           16,704
            116,029    9.75%     8/15/2009                          129,528
             64,265    9.75%     9/15/2009                           71,742
            198,946    9.75%     8/15/2010                          223,340
             63,646    9.75%     11/15/2010                          71,450
            280,713    9.75%     12/15/2010                         315,133
            120,423    9.75%     1/15/2011                          135,771
            288,014    9.75%     1/15/2011                          324,721
             22,225    9.75%     10/15/2012                          25,130
             46,312    9.75%     10/15/2012                          52,365
             22,753    9.75%     10/15/2012                          25,727
             64,513    9.75%     11/15/2012                          72,946
             31,737    9.75%     11/15/2012                          35,886
             47,046    9.75%     11/15/2012                          53,195
             54,342    9.75%     11/15/2012                          61,444
             13,724    9.75%     12/15/2012                          15,518
             31,623    9.75%     4/15/2018                           35,246
             15,453    10.00%    7/15/2005                           15,959
             42,399    10.00%    7/15/2005                           43,787
             69,860    10.00%    11/15/2008                          77,647
              2,182    10.00%    11/15/2009                           2,392
             99,985    10.00%    6/15/2010                          112,695
              6,327    10.00%    6/15/2010                            7,131
             34,542    10.00%    7/15/2010                           38,933
             12,444    10.00%    7/15/2010                           14,026
             17,610    10.00%    10/15/2010                          19,848
            138,739    10.00%    11/15/2010                         156,376
             14,606    10.00%    1/15/2011                           16,539
             35,722    10.00%    3/20/2016                           39,887
             20,192    10.00%    11/15/2017                          22,660
             34,564    10.00%    2/15/2019                           38,889
             35,633    10.00%    2/20/2019                           39,949
             53,586    10.00%    3/20/2019                           60,077
             25,247    10.00%    5/15/2019                           28,406
             42,324    10.00%    5/20/2019                           47,451
            319,873    10.00%    10/15/2019                         367,747
             46,180    10.00%    11/15/2019                          51,959
              9,203    10.00%    7/15/2020                           10,363
             33,784    10.00%    12/15/2020                          38,044
            124,476    10.00%    6/15/2021                          140,272
             41,718    10.00%    10/15/2030                          46,997
             23,219    10.25%    7/15/2005                           24,013
             44,355    10.25%    5/15/2009                           49,278
             34,337    10.25%    11/15/2011                          38,554
             46,942    10.25%    1/15/2012                           52,883
              5,103    10.25%    2/15/2012                            5,749
             40,501    10.25%    2/15/2012                           45,627
             20,179    10.25%    7/15/2012                           22,733
             43,891    10.50%    6/15/2009                           48,941
              9,393    10.50%    7/15/2010                           10,545
             10,893    10.50%    9/15/2015                           12,276
             14,177    10.50%    11/15/2015                          15,977
              5,458    10.50%    3/15/2016                            6,162
             25,217    10.50%    12/15/2016                          28,473
             30,755    10.50%    8/20/2017                           34,652
             56,706    10.50%    11/15/2018                          64,199
             89,034    10.50%    6/15/2019                          100,918

20

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             Par ($)   Coupon    Maturity                    Market Value ($)(1)
             -------   ------    --------                    -------------------
            410,363    10.50%    2/15/2020                          464,259
            278,117    10.50%    8/15/2021                          319,257
              5,054    10.75%    9/15/2005                            5,238
             19,757    10.75%    8/15/2006                           21,058
             10,484    10.75%    1/15/2010                           11,782
              1,869    10.75%    7/15/2011                            2,110
             14,622    10.75%    8/15/2011                           16,514
             79,816    11.00%    1/15/2010                           89,069
             83,935    11.00%    1/15/2010                           93,665
             92,842    11.00%    1/15/2010                          103,606
             44,175    11.00%    3/15/2010                           49,296
             13,480    11.00%    6/15/2010                           15,043
             74,698    11.00%    9/15/2010                           83,358
              9,960    11.25%    9/15/2005                           10,345
             11,833    11.25%    10/15/2005                          12,291
             66,493    11.25%    6/15/2010                           75,340
              6,803    11.25%    9/15/2010                            7,708
             63,096    11.25%    9/15/2010                           71,491
              9,999    11.25%    2/15/2011                           11,394
              9,009    11.25%    2/15/2011                           10,265
             27,035    11.25%    3/15/2011                           30,806
             18,899    11.25%    3/15/2011                           21,536
             57,511    11.25%    4/15/2011                           65,533
             32,875    11.25%    5/15/2011                           37,461
             39,134    11.25%    7/15/2011                           44,593
              8,638    11.25%    7/15/2011                            9,843
             31,472    11.25%    7/15/2011                           35,862
             54,385    11.25%    9/15/2011                           61,971
             20,852    11.25%    10/15/2011                          23,760
              7,383    11.25%    11/15/2011                           8,412
                                                          -----------------
                                                                 41,661,332
                                                          -----------------

Total mortgage pass-through securities                          172,381,046
     (cost: $169,294,313)                                 -----------------

--------------------------------------------------------------------------------
     QUANTITY        NAME OF ISSUER                      MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (0.9%) (2)
            243,000  Bernalillo Multifamily Rev. Series
                       1998A, 7.50%, 9/20/20                        267,881
          1,145,000  Boone County Hsg. Series
                       1999B, 6.95%, 12/20/16                     1,262,282
             70,000  Cuyahoga County Multifamily Rev.
                       Series 2000B, 7.00%, 1/20/08                  76,391
             45,000  Dakota Multifamily Rev. Series
                       1999A, 6.50%, 12/20/05                        45,842
            140,000  Louisiana Comm. Dev. Auth Rev.
                       Series 2002B, 5.25%, 12/20/07                143,695
            445,000  Maplewood Multifamily Rev.
                       Series 1998B, 6.75%, 7/20/15                 474,788
            135,000  Nortex Multifamily Rev. Series
                       1999T, 6.50%, 3/20/06                        139,429
                                                          -----------------

Total taxable municipal securities                                2,410,308
     (cost: $2,346,133)                                   -----------------

U.S. TREASURY / FEDERAL AGENCY SECURITIES (7.5%) (2)
            291,000  Ensco Offshore Co., 4.65%, 10/15/20            292,420
                     Federal Home Loan Bank:
          5,000,000    2.50%, 6/30/09                             4,956,365
          2,170,000    5.62%, 8/6/18                              2,168,210
         40,300,000  U.S. Treasury Strips, Zero Coupon,
                       4.80% Effective Yield, 11/15/27           12,131,912
                                                          -----------------

Total U.S. Treasury / Federal Agency securities                  19,548,907
     (cost: $18,818,824)                                  -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS (24.2%) (2)

     FEDERAL HOME LOAN MORTGAGE CORP.:
             Par ($)   Coupon    Maturity
             -------   ------    --------
          6,708,777    3.25%     4/15/2032                        6,600,893
            803,684    4.00%     12/15/2032                         807,713
            573,157    5.00%     4/15/2018                          577,687
            889,561    7.50%     6/15/2017                          961,768
             41,267    7.75%     3/18/2025                           43,970
             79,632    9.15%     10/15/2020                          83,466


                 See accompanying notes to portfolios of investments on page 62.

                                                                              21

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Sit U.S. Government Securities Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY        NAME OF ISSUER                      MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION:
             Par ($)   Coupon    Maturity
             -------   ------    --------
          5,023,469    3.50%     2/25/2033                        4,799,532
          2,572,507    4.00%     11/25/2032                       2,580,695
            388,547    4.00%     1/25/2033                          386,478
          2,961,677    4.00%     3/25/2033                        2,882,772
            397,374    5.00%     8/25/2022                          401,281
            181,338    7.00%     1/25/2021                          189,525
          1,095,803    7.00%     1/25/2022                        1,151,326
             96,692    7.70%     3/25/2023                          104,478
            438,082    8.00%     7/25/2022                          467,140
            223,586    8.20%     4/25/2025                          243,508
             75,955    8.50%     1/25/2021                           81,786
            124,829    8.50%     4/25/2021                          133,407
            696,518    8.50%     9/25/2021                          759,613
            201,621    8.50%     1/25/2025                          219,456
            168,030    8.75%     9/25/2020                          179,953
            342,758    8.95%     10/25/2020                         379,344
            987,595    9.00%     7/25/2019                        1,087,442
            789,164    9.00%     12/25/2019                         872,387
            239,321    9.00%     5/25/2020                          257,424
            136,728    9.00%     6/25/2020                          151,381
            392,739    9.00%     6/25/2020                          430,597
             48,779    9.00%     7/25/2020                           53,777
            384,731    9.00%     9/25/2020                          425,948
            222,055    9.00%     10/25/2020                         244,785
            435,763    9.00%     3/1/2024                           460,587
          2,137,529    9.00%     11/25/2028                       2,360,118
            313,190    9.25%     1/25/2020                          347,775
            292,575    9.50%     12/25/2018                         326,830
            622,668    9.50%     3/25/2020                          697,782
            137,048    9.50%     4/25/2020                          147,582
            385,834    9.50%     5/25/2020                          429,920
            445,743    9.50%     11/25/2020                         498,621
            725,584    9.60%     3/25/2020                          811,986

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
             Par ($)   Coupon    Maturity
             -------   ------    --------
          1,365,342    4.00%     10/17/2029                       1,347,990
          2,899,439    4.50%     2/20/2030                        2,908,377
          2,000,000    5.00%     5/16/2030                        2,006,371
            601,340    6.00%     4/16/2028                          604,630
             12,059    7.00%     3/20/2030                           12,034

     VENDEE MORTGAGE TRUST:
             Par ($)   Coupon    Maturity
             -------   ------    --------
          1,000,000    5.00%     8/15/2028                        1,021,239
          1,000,000    5.00%     7/15/2030                        1,001,790
            173,845    5.63%     2/15/2024                          178,306
          2,000,000    6.00%     4/15/2027                        2,106,617
          2,000,000    6.00%     2/15/2030                        2,096,415
            250,000    6.50%     10/15/2025                         255,764
          7,521,729    6.50%     12/15/2028                       8,021,312
          5,000,000    7.00%     9/15/2027                        5,263,162
          1,942,017    7.50%     11/15/2014                       1,985,619
            772,145    8.29%     12/15/2026                         818,953
                                                          -----------------

Total collateralized mortgage obligations                        63,269,312
     (cost: $63,056,952)                                  -----------------

SHORT-TERM SECURITIES (2.8%) (2)
          1,500,000    FHLMC, 1.70%, 10/5/04                      1,499,717
          3,000,000    FNMA, 1.70%, 10/4/04                       2,999,575
          2,925,901    Dreyfus Cash Mgmt. Fund, 1.43%             2,925,901
                                                          -----------------

Total short-term securities                                       7,425,193
     (cost: $7,425,193)                                   -----------------

Total investments in securities
     (cost: $260,941,415) (7)                                  $265,034,766
                                                          =================

                 See accompanying notes to portfolios of investments on page 62.

22

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                                                                              23

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================================================================================
Sit Tax-Free Income Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS
MICHAEL C. BRILLEY  -   DEBRA A. SIT, CFA  -   PAUL J. JUNGQUIST, CFA
================================================================================

       The Sit Tax Free Income Fund returned +1.49% for the six months ended September 30, 2004 compared with a return of +0.62% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.41% as of September 30th and its 12-month distribution rate was 4.05%. The Fund's taxable equivalent yield is 6.78% for investors in the highest federal tax bracket.

       The Fund's implied duration is 3.9 years which is identical to its level one year ago. The Fund's shorter duration was a positive factor in the April through June period. Bond yields rose sharply in April and May in anticipation of a shift to a less accommodative monetary policy. Indeed, the Federal Reserve began a series of short-term rate increases on June 30th in response to strong economic growth. As economic growth moderated, bond yields declined somewhat from June through September, although they remained at higher levels than at the end of March.

       The five largest market sectors in which the Fund invests, and which account for more than 80% of the Fund's assets, each earned returns more than 1% higher than the Lehman 5-Year Municipal Bond Index returns during the six month period. Three sectors, including general obligation bonds, closed-end mutual funds and escrowed to maturity bonds earned lower returns than the Index, but represent less than 3% of the Fund's holdings. The Fund sold the remainder of its holding of bonds backed by the National Benevolent Association which declared bankruptcy during the first quarter of 2004. These bonds were sold at an average price of $87.19 which is approximately 50% above the market value twelve months earlier.

       We expect moderate economic growth at an annual rate of about +3.5% through 2005. This sustained growth is expected to prompt the Federal Reserve to further increase the federal funds rate to the 2% level by the end of 2004, and to the 3% to 3.5% level by the end of 2005. The Fund's relatively short duration will provide for substantial reinvestment opportunities at higher yield levels in longer duration bonds in 2005.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

      The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

      Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

         Net Asset Value  9/30/04:        $9.85 Per Share
                          3/31/04:        $9.90 Per Share
                 Total Net Assets:       $335.9 Million
                 30-day SEC Yield:         4.41%
             Tax Equivalent Yield:         6.78%(1)
       12-Month Distribution Rate:         4.05%
                 Average Maturity:         12.6 Years
  Duration to Estimated Avg. Life:          3.6 Years(2)
                 Implied Duration:          3.9 Years(2)

(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [BAR CHART]

                Multifamily Mortgage                        20.0
                Hospital/Health Care Revenue                19.0
                Insured                                     17.8
                Industrial/Pollution Control                12.2
                Other Revenue                               11.1
                Sectors less than 5.0%                      16.5
                Cash & Other Net Assets                      3.4


24

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--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                   SIT                             LIPPER
                 TAX-FREE          LEHMAN         GENERAL
                  INCOME        5-YEAR MUNI.     MUNI. BOND
                   FUND          BOND INDEX      FUND INDEX
                 --------       ------------     ----------
3 Month**          2.06%            2.83%            3.71%
6 Month**          1.49             0.62               n/a
1 Year             4.23             2.04             4.39
5 Year             4.82             5.82             6.05
10 Year            5.56             5.71             6.07
Inception          6.25             6.31             6.70
   (9/29/88)

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                   SIT                             LIPPER
                 TAX-FREE          LEHMAN         GENERAL
                  INCOME        5-YEAR MUNI.     MUNI. BOND
                   FUND          BOND INDEX      FUND INDEX
                 --------       ------------     ----------
1 Year             4.23%            2.04%            4.39%
5 Year            26.53            32.67            34.14
10 Year           71.74            74.26            80.31
Inception        163.92           166.43           182.65
  (9/29/88)

*AS OF 9/30/04.                                               **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNI. BOND INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                                GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/04 would have grown to $26,392 in the Fund or $26,643 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                 QUALITY RATINGS
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                                  Other Assets
                                 and Liabilities
                                      3.4%

                                       AAA
                                      26.4%

                                       BBB
                                      32.5%

                                       AA
                                      5.2%

                                    Less Than
                                       BBB
                                      3.4%

                                        A
                                      29.1%

           LOWER OF MOODY'S, S&P, FITCH OR DUFF & PHELPS RATINGS USED.

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Sit Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.4%) (2)
  ALABAMA (0.8%)
     500,000   Birmingham Baptist Med. Ctr. Special Care Facs. Financing Auth. Rev. Series 1993A,
                 (Baptist Med. Ctr. Proj.)(MBIA insured), 5.50%, 8/15/23                                                    505,530
     435,000   Cullman Med. Park South Med. Clinic Board Rev. Series 1993A (Cullman Regional
                 Medical Center Proj.), 6.50%, 2/15/13                                                                      436,866
               Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991:
     530,000     7.00%, 3/1/15                                                                                              531,214
     225,000     7.375%, 3/1/06                                                                                             225,666
     990,000   Oxford Public Park and Rec Board Rev. Series 2001 (ACA insured), 6.00%, 12/1/21                            1,061,993
                                                                                                                     --------------
                                                                                                                          2,761,269
                                                                                                                     --------------
  ALASKA (2.7%)
  12,505,000   Alaska HFC Gen. Mtg. Rev. 1997 Series A, Zero Coupon, 6.15% Effective Yield on Purchase Date, 12/1/17      5,943,126
               Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
   2,240,000     Series 2000, 6.20%, 6/1/22                                                                               2,242,195
   1,060,000     Series 2001, 4.75%, 6/1/15                                                                               1,039,171
                                                                                                                     --------------
                                                                                                                          9,224,492
                                                                                                                     --------------
  ARIZONA (1.1%)
     230,000   Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10               233,892
     500,000   Maricopa Co. Industrial Dev. Auth. Educ. Rev. Series 2000A (Arizona Charter Schools Proj. I),
                 6.50%, 7/1/12                                                                                              504,475
     640,000   Phoenix Indus. Dev. Auth. Rev. Refunding Series 1995A (Christian Care Apts. Proj.), 6.25%, 1/1/16            670,016
     700,000   Phoenix Street & Hwy. User Rev. Refunding Jr. Lien Series 1992, 6.25%, 7/1/11                                721,343
               Pima Co. Industrial Dev. Auth. Educ. Rev.:
     145,000     Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                                     145,915
     250,000     Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                            244,040
   1,250,000   Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Refunding Series 1993C, 4.90%, 1/1/08           1,278,112
                                                                                                                     --------------
                                                                                                                          3,797,793
                                                                                                                     --------------
  ARKANSAS (0.8%)
      59,453   Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-A2
                 (FNMA backed), 7.90%, 8/1/11                                                                                60,815
      13,110   Jacksonville Res. Hsg. Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993B, 7.75%, 1/1/11                 13,338
   1,015,000   Maumelle HDC First Lien Rev. Refunding 1992 Series A (Section 8), 7.875%, 7/1/09                           1,016,868
               North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
     555,000     5.00%, 7/1/06                                                                                              579,603
     300,000     5.00%, 7/1/07                                                                                              318,339
     490,000     5.00%, 7/1/08                                                                                              524,516
      20,000   Rogers Sales & Use Tax Rev. Series 1996, 5.35%, 11/1/11                                                       20,065
                                                                                                                     --------------
                                                                                                                          2,533,544
                                                                                                                     --------------
  CALIFORNIA (7.6%)
     300,000   ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                 Proj.), 4.10%, 11/15/07                                                                                    307,896
     750,000   Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994A (FSA insured), 6.00%, 12/15/14                        771,517
   1,000,000   Bell  Cmty. Hsg. Auth. Rev. Series 1995A (Mobilehomes Park Acquisition Proj.), 6.40%, 10/1/15              1,031,860
   4,575,000   CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19              4,594,856
     950,000   CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003A (Feather River Cmnty. District Proj.),
                 4.625%, 7/1/13                                                                                             959,272
     500,000   CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                              500,745

26

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
     495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003A (Placer Co. Transportation Proj.), 6.00%, 12/1/28                493,698
   1,800,000   CA Public Works Board Lease Rev. Series 1996A (Dept. of Corrections Proj.), 5.50%, 1/1/17                  1,907,730
               CA Public Works Board Lease Rev. Series 1993A (Various CA State Univ. Proj.):
     130,000     4.90%, 12/1/04                                                                                             130,681
     300,000     5.25%, 12/1/13 (5)                                                                                         306,783
     235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23                238,043
     500,000   Golden State Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
                 Enhanced Series 2003B, 5.25%, 6/1/16                                                                       504,625
     165,000   Loma Linda Hosp. Rev. Refunding Series 1993C (Loma Linda Univ. Med. Ctr.)(MBIA insured), 5.375%, 12/1/22     169,988
     400,000   Los Angeles Water & Power Rev. Series 2001A-A3, 5.25%, 7/1/18                                                416,388
   3,175,000   Northern CA Power Agy. Rev. Series 1987A, 5.00%, 7/1/09                                                    3,179,794
     175,000   Northern CA Tobacco Securitization Auth. Asset-Backed Senior Rev. Series 2001B, 4.375%, 6/1/21               176,452
     500,000   Oceanside C.O.P. Refunding Series 1995 (Oceanside Civic Ctr. Proj.)(MBIA insured), 5.25%, 8/1/19             522,460
     850,000   Orange Co. Recovery C.O.P Series 1996A (MBIA insured), 6.00%, 7/1/26                                         919,020
   1,000,000   Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16                      1,072,570
               Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
     275,000     5.55%, 3/1/09                                                                                              300,055
     290,000     5.65%, 3/1/10                                                                                              315,813
     350,000     6.00%, 3/1/14                                                                                              376,516
     500,000   Sacramento Pwr. Auth. Rev. Series 1995 (Cogeneration Proj.) (MBIA insured), 6.00%, 7/1/22                    544,200
   2,500,000   Sacramento District Fing. Auth. Rev. Series 2000A, 5.875%, 12/1/27                                         2,637,450
     100,000   San Jose Redev. Agy. Tax Alloc. Series 1993 (Merged Area Redev. Proj.)(MBIA insured), 5.00%, 8/1/20          101,049
   1,000,000   South Tahoe Powers Fin. Auth. Rev. Refunding Series 1995B, 6.00%, 10/1/28                                  1,051,180
               Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
   1,340,000      Series 2001B, 6.00%, 5/15/22                                                                            1,274,233
     820,000      Series 2002A, 5.25%, 6/1/27                                                                               811,792
                                                                                                                     --------------
                                                                                                                         25,616,666
                                                                                                                     --------------
  COLORADO (2.6%)
     320,000   CO Educ. & Cultural Fac. Rev. Refunding Series 2003C (Cheyenne Mtn. Charter Sch. Proj.),
                 4.625%, 6/15/12                                                                                            312,979
   1,250,000   CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15                     1,310,463
               CO HFA Single Family Program Senior Series:
     175,000     1996B-2, 7.45%, 11/1/27                                                                                    175,648
     130,000     1997B-3, 6.80%, 11/1/28                                                                                    132,802
   2,550,000   CO Hlth. Fac. Auth. Rev. Refunding & Impt. Hosp. Series 1995 (Parkview Proj.), 6.125%, 9/1/25              2,642,565
               CO Hlth. Fac. Auth. Rev.:
     250,000     Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07                                            260,540
   1,000,000     Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                                 1,132,200
   1,500,000     Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                                 1,573,425
     400,000   CO Hlth. Fac. Auth. Rev. Series 2000A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11             433,364
     600,000   Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997A (Section 8), 5.35%, 10/1/12                        623,712
     200,000   Denver Hlth. & Hosp. Auth. Rev Series 2001A, 5.00%, 12/1/04                                                  200,948
      55,000   Thornton Single Family Mtg. Rev. Refunding 1992 Series A, 8.05%, 8/1/09                                       55,034
                                                                                                                     --------------
                                                                                                                          8,853,680
                                                                                                                     --------------

                 See accompanying notes to portfolios of investments on page 62.

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Sit Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  CONNECTICUT (0.9%)
     700,000   Bristol Res. Recovery Fac. Operating Committee Solid Waste Rev. Refunding Series 1995
                  (Ogden Martin Sys. Proj.), 6.50%, 7/1/14                                                                  734,405
     750,000   CT Airport Rev. Series 1992 (FGIC insured), 7.65%, 10/1/12                                                   750,128
      60,000   CT Hlth. & Educ. Fac. Auth. Rev. Series 1993A (Griffin Hosp. Proj.), 6.00%, 7/1/13                            60,611
   1,850,000   Mashantucket Western Pequot Tribe Subordinated Special Rev. Series 1999B, Zero Coupon,
                  5.05% Effective Yield on Purchase Date, 9/1/09                                                          1,523,956
                                                                                                                     --------------
                                                                                                                          3,069,100
                                                                                                                     --------------
  DELAWARE (0.1%)
     250,000   DE Hlth. Facs. Auth. Rev. Refunding Series 2004A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/05                      254,430
                                                                                                                     --------------


  FLORIDA (3.4%)
     600,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village Square
                 Apts. Proj.), 4.75%, 6/1/13                                                                                575,646
   1,725,000   Collier Co. Health Fac. Auth. Rev. Refunding Series 1994 (Moorings, Inc. Proj.), 7.00%, 12/1/19            1,773,438
     650,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15                    691,171
     385,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                 (MBIA insured), 5.25%, 5/15/21                                                                             387,710
     125,000   Dunes Cmnty. Dev. Dist. Rev. Refunding Series 1993 (Intracoastal Waterway Bridge Proj.), 5.50%,
                 10/1/07                                                                                                    126,263
   1,750,000   Escambia Hlth. Facs. Auth. Rev. Series 2000 (FL Hlth. Care Fac. Loan Pgm.) (Ambac insured),
                 5.95%, 7/1/20                                                                                            1,799,088
     750,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%, 10/1/30              785,723
   1,000,000   Highlands Co. Hlth. Fac. Auth. Rev. Series 2002 (Adventist Health Sys./Sunbelt Proj.), 3.35%, 11/15/32     1,012,460
     100,000   Jacksonville Elec. Auth Water & Sewer Rev. Series 2000A (MBIA-IBC insured), 5.30%, 10/1/30                   103,686
     545,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999A (ShellPoint Village Proj.), 5.50%,
                 11/15/08:                                                                                                  581,324
     585,000   Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10              627,389
     370,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05                           368,468
     200,000   Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12        204,540
   1,355,000   Port Everglades Auth. Rev. Refunding Series 1989A (FSA insured), 5.00%, 9/1/16                             1,367,778
               South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
     420,000     4.25%, 10/1/08                                                                                             423,230
     700,000     5.50%, 10/1/13                                                                                             721,182
                                                                                                                     --------------
                                                                                                                         11,549,096
                                                                                                                     --------------
  GEORGIA (0.2%)
     500,000   Private Colleges & Univ. Auth. Rev. Refunding Series 1999A (Mercer Univ. Proj.), 5.25%, 10/1/14              522,735
                                                                                                                     --------------

  HAWAII (0.4%)
   1,160,000   Honolulu Mtg. Rev. Ref. Series 1996A (Hale-Pauahi Proj.)(FHA insured)(MBIA insured), 6.80%, 7/1/28         1,188,188
                                                                                                                     --------------

  ILLINOIS (12.8%)
               Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
     750,000     4.90%, 7/1/06                                                                                              770,468
   1,410,000     5.00%, 7/1/07                                                                                            1,455,614
   1,085,000     5.05%, 7/1/08                                                                                            1,131,188
   2,030,000     5.10%, 7/1/09                                                                                            2,129,247

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
               Chicago Gas Supply Rev. Refunding (People's Gas, Light, & Coke Co. Proj.):
   1,500,000     Series 1995A, 6.10%, 6/1/25                                                                              1,564,335
   2,500,000     Series 1995A (Ambac insured), 6.10%, 6/1/25                                                              2,614,500
     805,000     Series 2000B, 4.75%, 3/1/30                                                                                833,755
     450,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992A (FHA insured) (Section 8),
                 6.85%, 7/1/22                                                                                              455,742
     375,000   Collinsville (City of) Madison Co. Industrial Dev. Rev. Refunding (Drury Inn-Collinsville Proj.)
                 Series 1993, 6.00%, 11/1/04                                                                                374,775
     450,000   IL DFA Rev. Series 2002A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                                 454,730
     500,000   IL DFA Pollution Ctrl. Rev. Refunding Series 1993B2 (Central IL Public Svc. Co. Proj.)
                 (MBIA insured), 5.90%, 6/1/28                                                                              502,840
               IL DFA Pollution Ctrl. Rev. Refunding:
   1,010,000     Series 1993C2 (Public Svc. Co. Proj.), 5.70%, 8/15/26                                                    1,022,564
   2,500,000     Series 2000A (Ameren CIPS Proj.), 5.50%, 3/1/14                                                          2,580,875
   1,250,000     Series 1993C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                                 1,283,125
               IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
   1,740,000     Series 1997A, 5.80%, 7/1/08                                                                              1,825,486
     300,000     Series 1997A, 5.90%, 7/1/09                                                                                314,217
   4,610,000     Series 1997A, 6.00%, 7/1/15                                                                              4,770,612
   1,200,000     Series 1997C, 5.65%, 7/1/19                                                                              1,219,884
     400,000     Series 1998A, 5.00%, 7/1/06                                                                                411,124
     655,000     Series 1998A, 5.50%, 7/1/12                                                                                679,432
     100,000     Series 1998A, 5.70%, 7/1/19                                                                                101,902
   1,000,000   IL Educ. Fac. Auth. Rev. Series 1998 (Augustana College Proj.), 5.00%, 10/1/13                             1,091,470
      90,000   IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                              92,001
               IL Hlth. Fac. Auth. Rev.:
   1,405,000     Refunding Series 1992 (Galesburg Cottage Hosp. Proj.)(Radian insured), 6.25%, 5/1/11                     1,405,183
     500,000     Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                                           511,005
   1,250,000     Refunding Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11            1,383,163
     207,000     Refunding Series 1994 (Friendship Village of Schaumberg Proj.), 6.25%, 12/1/04                             207,441
   2,575,000     Refunding Series 1993A (Edward Hosp. Proj.), 6.00%, 2/15/19                                              2,634,663
     250,000     Refunding Series 1996A (Advocate Hlth. Proj.)(MBIA insured), 5.80%, 8/15/16                                276,583
     375,000     Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                           389,336
     970,000     Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                                 1,021,914
     500,000     Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                                       566,295
     200,000   IL Sales Tax Rev. Series 1994U, 5.00%, 6/15/10                                                               204,516
     250,000   Melrose Park Tax Increment G.O. Series 1999A (FSA insured), 5.25%, 12/15/15                                  271,660
     750,000   Onterie Ctr. Hsg. Fin. Corp. Mtg. Rev. Refunding Series 1992 (Onterie Ctr. Proj.)
                 (MBIA - FHA insured), 7.05%, 7/1/27                                                                        764,700
   1,850,000   Roselle Multifamily Hsg. Rev. Refunding Series 1994A (GNMA collateralized)
                 (Waterbury Apts.)  (FHA insured), 7.00%, 1/1/25                                                          1,894,751
   3,200,000   Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998A (City of East St. Louis
                 Tax Increment Financing Proj.), 6.00%, 4/1/10                                                            3,137,056
     495,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11                 540,679
     500,000   Will Co. Student Hsg. Rev. Series 2002A (Joliet Junior College Proj.), 6.375%, 9/1/13                        250,000
                                                                                                                     --------------
                                                                                                                         43,138,831
                                                                                                                     --------------

                 See accompanying notes to portfolios of investments on page 62.

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SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  INDIANA (6.8%)
   1,975,000   IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.), 5.70%, 8/1/17        2,085,027
   2,175,000   IN DFA Educ. Fac. Rev. Series 1997 (Park Tudor Fdn. Proj.), 6.00%, 6/1/22                                  2,405,572
               IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
     355,000     Series 1993 (Riverview Hosp. Proj.), 6.875%, 8/1/17                                                        357,215
                 Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
     135,000        6.00%, 1/1/14                                                                                           136,365
     500,000        6.00%, 1/1/23                                                                                           503,795
                 Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
     505,000        4.85%, 2/15/06                                                                                          522,251
     600,000        5.25%, 2/15/18                                                                                          617,490
                 Series 2001A (Community Foundation Northwest IN):
     780,000        5.50%, 8/1/05                                                                                           793,822
   1,100,000        5.50%, 8/1/06                                                                                         1,138,599
   1,000,000        6.00%, 8/1/07                                                                                         1,056,770
   1,000,000        6.00%, 8/1/08                                                                                         1,063,210
   1,320,000        5.50%, 8/1/13                                                                                         1,352,036
     300,000        6.375%, 8/1/21                                                                                          312,627
     300,000     Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14                                            288,822
     500,000   IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17                                         500,910
               IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
                 (Greenwood Village South Proj.):
     150,000        5.25%, 5/15/06                                                                                          150,091
     170,000        5.35%, 5/15/08                                                                                          170,067
   1,875,000     (Marquette Manor Proj.), 5.00%, 8/15/18                                                                  1,841,775
   1,000,000   IN Transportation Fin. Auth. Airport Facs. Lease Rev. Series 1992A, 6.25%, 11/1/16                         1,003,379
     400,000   Lawrenceburg Indus. Pollution Ctl. Rev. Refunding Series 1993E (Ind.-Mich. Pwr. Co. Proj.), 5.90%,
                 11/1/19                                                                                                    404,508
     500,000   Petersburg Pollution Ctrl. Rev. Refunding Series 1993A (Indianapolis Pwr. & Light Proj.)
                 (MBIA insured), 6.10%, 1/1/16                                                                              505,000
               Sullivan Industrial Pollution Ctrl. Rev.:
     615,000     Refunding Series 1991 (Hoosier Energy Corp. Proj.) (MBIA insured), 7.10%, 4/1/19                           633,450
   5,000,000     Refunding Series 1993C (Ind. Mich. Pwr. Co. Proj.), 5.95%, 5/1/09                                        5,057,950
                                                                                                                     --------------
                                                                                                                         22,900,731
                                                                                                                     --------------
  IOWA (0.9%)
   1,130,000   IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood Apts. Proj.)
                 (GNMA-collateralized), 6.15%, 5/1/32                                                                     1,183,686
               IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
     140,000     5.65%, 7/1/07                                                                                              147,916
     170,000     5.75%, 7/1/09                                                                                              177,562
   1,345,000   Ottumwa Hosp. Rev. Refunding Series 1993 (Ottumwa Regl. Hlth. Ctr.), 6.00%, 10/1/10                        1,358,598
     250,000   IA Tobacco Settlement Auth. Asset-Backed Rev. Series 2001B, 5.30%, 6/1/25                                    209,400
                                                                                                                     --------------
                                                                                                                          3,077,162
                                                                                                                     --------------
  KANSAS (0.0%)
     140,000   Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) Zero Coupon, 7.56%
                 Effective Yield on Purchase Date, 2/1/23                                                                    38,269
                                                                                                                     --------------

30

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  LOUISIANA (1.5%)
               East Baton Rouge Single Family Mtg. Rev. Refunding:
   1,415,000     Series 1997C-3 Subordinate Bonds, 5.65%, 10/1/18                                                         1,483,599
   7,200,000     Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) Zero Coupon,
                    6.46% Effective Yield on Purchase Date, 4/1/34                                                        1,121,040
     610,000   LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%, 6/1/33                   633,692
     280,000   New Orleans HDC First Lien Rev. Refunding Series 1996A (Tivoli Place Apts. Proj.)
                 (Section 8), 6.40%, 12/1/04                                                                                280,104
     400,000   Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                             430,436
     450,000   South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17                         475,420
     515,000   Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001B, 5.50%, 5/15/30                            456,949
                                                                                                                     --------------
                                                                                                                          4,881,240
                                                                                                                     --------------
  MAINE (0.6%)
   1,000,000   Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13               1,023,380
   1,000,000   South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                                1,036,670
                                                                                                                     --------------
                                                                                                                          2,060,050
                                                                                                                     --------------
  MARYLAND (0.2%)
     500,000   MD Hlth. & Higher Educ. Fac. Auth. Rev. Refunding Series 2003A (Adventist Healthcare Proj.),
                 5.00%, 1/1/12                                                                                              525,395
                                                                                                                     --------------

  MASSACHUSETTS (0.8%)
               MA Hlth. & Educ. Fac. Auth. Rev.:
     200,000     Series 1993B (Lahey Clinic Med. Ctr. Proj.), 5.40%, 7/1/06                                                 202,544
                 Series 1998B (Cape Cod Healthcare Obligated Group Issue):
     320,000        5.00%, 11/15/05                                                                                         326,874
     900,000        5.25%, 11/15/13                                                                                         931,086
     500,000     Series 2001E (Berkshire Health Sys.), 4.50%, 10/1/05                                                       505,675
      10,000   MA HFA Hsg. Projs. Rev. Series 1993A, 6.375%, 4/1/21                                                          10,088
     400,000   MA Indus. Fin. Agy. Pollution Ctrl. Rev. Refunding Series 1993 (Eastern Edison Co. Proj.), 5.875%,
                 8/1/08                                                                                                     405,276
     140,000   MA Indus. Fin. Agy. First Mtg. Rev. Series 1994A (Berkshire Retirement Proj.), 6.375%, 7/1/05                141,698
                                                                                                                     --------------
                                                                                                                          2,523,241
                                                                                                                     --------------
  MICHIGAN (3.1%)
     520,000   Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06                           524,337
     395,000   John Tolfree Hlth. System, Mtg. Rev. & Refunding Series 1999, 5.30%, 9/15/05                                 399,400
     760,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1993A (McLaren Oblig. Group), 5.25%, 10/15/07                      769,074
     225,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured), 5.25%, 6/1/21         229,936
               MI Strategic Fund Ltd. Obligation Rev. Refunding:
   1,250,000      Series 2003A (Dow Chemical Proj.)(Mandatory Put 6/1/06), 3.80%, 6/1/14                                  1,262,925
   2,500,000      Series 2003 (Dow Chemical Proj.)(Mandatory Put 6/1/08), 4.60%, 6/1/14                                   2,598,200
   2,095,000   Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998A (Lawrence Tech. Univ. Proj.), 5.25%,
                 2/1/13                                                                                                   2,158,793
   1,873,912   Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)                        1,895,387
                 Summit Academy North Public School C.O.P. Series 2001:
     130,000        5.60%, 7/1/05                                                                                           132,393
     135,000        5.70%, 7/1/06                                                                                           140,443
     145,000        5.95%, 7/1/07                                                                                           153,159
                                                                                                                     --------------
                                                                                                                         10,264,047
                                                                                                                     --------------


                 See accompanying notes to portfolios of investments on page 62.

                                                                              31

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SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  MINNESOTA (2.1%)
   3,410,000   Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place
                 Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                                       3,681,675
     740,000   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20             777,540
   2,315,000   Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA collateralized)
                 (Fox Forest Apts. Proj.), 8.05%, 6/20/31                                                                 2,470,522
                                                                                                                     --------------
                                                                                                                          6,929,737
                                                                                                                     --------------

  MISSOURI (2.4%)
   1,000,000   Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty. Hosp. Proj.)
                  (ACA Insured), 5.80%, 12/1/09                                                                           1,079,420
     535,000   Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16                    540,912
     250,000   Kansas City Port Auth Facs. Rev. Series 1995A (Riverfront Park Proj.), 5.75%, 10/1/04                        250,008
               MO Dev. Finance Board Infrastructure Fac. Rev.:
                 Series 2000A (Eastland Ctr. Proj. Phase 1):
   1,080,000        5.75%, 4/1/09                                                                                         1,164,823
     550,000        5.75%, 4/1/12                                                                                           591,179
   1,000,000     Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                                1,068,080
   1,070,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09                1,104,850
     150,000   MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding Series 1999 (Tri-Co. Water
                 Auth Proj.) (Radian Asset Assurance), 5.50%, 4/1/07                                                        161,343
     980,000   St. Louis Co.  Industrial Dev. Auth. Hsg. Rev. Refunding Series 1995 (South Point Apts. and
                 Hunter's Ridge Apts. Proj.), 7.875%, 1/1/25                                                              1,001,599
       5,000   St. Louis Co. Single Family Res. Mtg. Series 1984 (MBIA insured), 6.75%, 4/1/10                                5,138
   1,000,000   St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
                 (LOC Nationsbank), 5.10%, 8/15/12                                                                        1,050,730
                                                                                                                     --------------
                                                                                                                          8,018,082
                                                                                                                     --------------
  MONTANA (0.4%)
   1,135,000   Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27                                     1,155,271
               Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.)
     130,000     (Ambac insured), 5.90%, 12/1/23                                                                            132,583
      85,000     (MBIA insured), 6.125%, 5/1/23                                                                              86,148
                                                                                                                     --------------
                                                                                                                          1,374,002
                                                                                                                     --------------

  NEVADA (2.5%)
   2,500,000   Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Power Co.)(Ambac insured), 7.20%,
                 10/1/22                                                                                                  2,599,500
   2,750,000   Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)(FGIC insured), 6.60%,
                 6/1/19                                                                                                   2,793,340
                 NV Hsg. Dev. SF Mtg. Program:
     120,000     Sr. Series 1995A-1, 6.45%, 10/1/18                                                                         120,016
     435,000     Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                                    457,881
     400,000        6.00%, 6/1/08                                                                                           408,464
   1,000,000        6.125%, 6/1/12                                                                                        1,030,830
   1,000,000   Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (AMBAC insured), 6.30%, 12/1/14                     1,026,900
                                                                                                                     --------------
                                                                                                                          8,436,931
                                                                                                                     --------------


32

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  NEW HAMPSHIRE (2.3%)
               Manchester Hsg. & Redev. Auth. Rev.:
     300,000     Series 2000B (Radian assured) zero coupon, 5.25% effective yield on purchase date, 1/1/19                  143,133
     875,000     Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date, 1/1/21                    347,130
     890,000     Series 2000A (ACA insured), 6.75%, 1/1/15                                                                  975,760
               NH Hlth. & Educ. Fac. Auth. Rev.:
     275,000     Series 2004A (So. NH Med. Ctr. Proj.), 3.00%, 10/1/04                                                      275,008
     500,000     Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                                          519,125
               NH Higher Educ. & Hlth. Fac. Auth. Rev.:
   1,575,000     Series 1993 (Frisbie Memorial Hosp. Proj.), 6.125%, 10/1/13                                              1,595,885
     690,000     Series 1997 (Catholic Charities Issue), 5.75%, 8/1/12                                                      714,868
   5,080,000   NH HFA Single Family Res. Mtg. 1982 Series A Zero Coupon, 11.75% Effective Yield on
                 Purchase Date, 1/1/14                                                                                    2,387,346
     625,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08                     662,969
                                                                                                                     --------------
                                                                                                                          7,621,224
                                                                                                                     --------------
  NEW JERSEY (1.5%)
   1,505,000   NJ Econ. Dev. Auth Dist. Heating & Cooling Rev. Series 1993A (Trenton Proj.), 6.20%, 12/1/10               1,537,463
   1,460,000   NJ Hsg. & Mtg. Finance Agy. Multifamily Hsg. Rev. Series 1995A (AMBAC insured), 6.00%, 11/1/14             1,504,282
     150,000   NJ Hsg. & Mtg. Finance Agy. Multifamily Hsg. Rev. Series 19953G (Home Buyer Proj.), 4.625%%, 4/1/15          150,012
               NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003:
   1,360,000        4.375%, 6/1/19                                                                                        1,360,993
     500,000        6.125%, 6/1/24                                                                                          484,685
                                                                                                                     --------------
                                                                                                                          5,037,435
                                                                                                                     --------------
  NEW MEXICO (0.6%)
   1,510,000   NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26                           1,524,617
     500,000   NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.), 6.00%,
                 7/1/17                                                                                                     498,625
                                                                                                                     --------------
                                                                                                                          2,023,242
                                                                                                                     --------------
  NEW YORK (1.8%)
     170,000   Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999A (Collegiate Hsg. Fdn. - Rochester
                 Institute of Technology Proj.), 4.90%, 4/1/09                                                              172,604
     110,000   NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                                  110,815
   2,075,000   NY Unrefunded Balance G.O. Series 1996G, 5.75%, 2/1/17                                                     2,186,158
     400,000   NY Urban Dev. Corp. Rev. Series 1996 (Pine Barrens Proj.), 5.375%, 4/1/17                                    413,204
               NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
      85,000     Series 2003A-1, 5.00%, 6/1/09                                                                               85,246
     160,000     Series 2003C-1, 5.00%, 6/1/11                                                                              167,568
     250,000     Series 2003C-1, 5.25%, 6/1/13                                                                              268,047
     500,000     Series 2003A-1, 5.00%, 6/1/11                                                                              523,650
   2,100,000     Series 2003C-1, 5.50%, 6/1/10                                                                            2,155,713
                                                                                                                     --------------
                                                                                                                          6,083,005
                                                                                                                     --------------
  NORTH CAROLINA (0.4%)
     200,000   Currituck Co. G.O. Series 1995 (MBIA insured), 5.40%, 4/1/14                                                 207,770
     325,000   Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.),
                 5.25%, 12/1/09                                                                                             325,829
     250,000   NC Hlth. Care Fac. First Mtg. Rev. Refunding Series 2004B (Deerfield Episcopal Retirement
                 Cmty. Proj.), 3.80%, 11/1/24                                                                               246,695
     500,000   NC Med. Care Common Rev. Series 2004A (Hlth. Care Hsg. Proj.), 4.65%, 10/1/14                                498,495
                                                                                                                     --------------
                                                                                                                          1,278,789
                                                                                                                     --------------

                 See accompanying notes to portfolios of investments on page 62.

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Sit Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  NORTH DAKOTA (0.2%)
               Mercer Co. Pollution Ctl. Rev. Refunding:
     500,000     Series 1992 (Montana-Dakota Utils. Co. Proj.) (FGIC insured), 6.65%, 6/1/22                                501,955
     200,000     Series 1995 (Basin Elec. Pwr. Proj.)(Ambac insured), 6.05%, 1/1/19                                         206,008
                                                                                                                     --------------
                                                                                                                            707,963
                                                                                                                     --------------
  OHIO (2.2%)
   2,780,000   Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16 (5)                                2,997,368
   1,445,000   Bellefontaine Hosp. Rev. Refunding Series 1993 (Mary Rutan Hlth. Assoc.), 6.00%, 12/1/13                   1,477,802
     295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund Capital
                 Imprv. Proj.), 5.375%, 5/15/19                                                                             292,475
     700,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23               689,332
     450,000   Dayton Airport Rev. Refunding Series 1995 (Cox-Dayton Intl. Proj.)(Ambac insured), 5.25%, 12/1/15            469,674
   1,000,000   Lucas Co. Hlth. Care Fac. Rev. Series 2002 (Franciscan Care Ctr. Proj.)(LOC Bank One), 4.10%, 3/1/27       1,008,010
     580,000   Mahoning Co. Hlth. Care Fac. Rev. Refunding Series 2002 (Copeland Oaks Proj.)(Mandatory Put 3/31/05)
                 (LOC Sky Bank), 4.00%, 4/1/22                                                                              583,550
                                                                                                                     --------------
                                                                                                                          7,518,211
                                                                                                                     --------------
  OKLAHOMA (1.6%)
               Citizen Potawatomi Nation Tax Rev. Series 2004A:
     240,000     3.40%, 9/1/05                                                                                              239,491
     660,000     5.00%, 9/1/08                                                                                              662,884
     500,000     6.50%, 9/1/19                                                                                              505,880
     250,000   Comanche Co. Hosp. Auth. Rev. Series 1993A (Connie Lee insured), 5.375%, 7/1/23                              250,478
     250,000   Norman Regl. Hosp. Auth. Rev. Refunding Series 1996A (MBIA insured), 5.625%, 9/1/21                          268,755
               OK Dev. Fin. Auth. Hosp. Rev. Series 2003A (Duncan Regl. Hosp. Proj.):
     250,000     2.50%, 12/1/04                                                                                             250,432
     670,000     4.00%, 12/1/05                                                                                             684,043
     800,000     4.00%, 12/1/06                                                                                             823,744
     200,000     5.00%, 10/1/05                                                                                             204,660
   1,320,000   Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall School Proj.), 5.00%,
                 12/1/14                                                                                                  1,380,456
                                                                                                                     --------------
                                                                                                                          5,270,823
                                                                                                                     --------------
  OREGON (1.3%)
   3,305,000   Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12                    3,379,561
     200,000   Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle West Med. Ctr. Proj.),
                 5.20%, 9/1/09                                                                                              210,706
     635,000   OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22                                            655,415
      25,000   OR G.O. Refunding Series 1992B, 6.375%, 8/1/24                                                                25,094
                                                                                                                     --------------
                                                                                                                          4,270,776
                                                                                                                     --------------
  PENNSYLVANIA (6.1%)
               Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003A (Ohio Valley Gen. Hosp. Proj.):
     200,000     2.50%, 4/1/05                                                                                              200,030
     245,000     3.30%, 4/1/08                                                                                              243,956
     135,000     3.875%, 4/1/10                                                                                             135,119
     250,000   Allegheny Co. Redev. Auth. Tax Alloc. Rev. Series 2000B (Waterfront Proj.), 5.75%, 12/15/05                  256,583
                 Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
     350,000     Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07                                                  358,680
     300,000     Series 1995A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20                               321,210
   1,150,000     Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20                                              1,231,972
     730,000   Berks Co. Muni Auth. College Rev. Series 2004 (Albright College Proj.), 2.50%, 10/1/04                       730,007

34

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
     325,000   Bucks Co. Redev. Auth. Mtg. Rev. Refunding Series 1992A (Warminster Hts. Proj.)
                 (FHA insured)(Section 8), 6.875%, 8/1/23                                                                   329,225
     565,000   Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003A
                 (Friendship Village South Proj.), 4.75%, 8/15/11                                                           564,480
               Delaware Co. Auth. Hosp. Rev. Series 1993 (Crozer-Chester Proj.):
     500,000     Series 1993, 6.00%, 12/15/20                                                                               503,245
      30,000     Series 1994 (MBIA insured), 5.30%, 12/15/20                                                                 30,661
     150,000   Erie Higher Educ. Bldg. Auth. College Rev. Series 1993B (Mercyhurst College Proj.), 5.75%, 3/15/13           153,138
   2,750,000   Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12                    2,773,045
                 Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
     715,000     6.15%, 5/15/08                                                                                             758,279
     710,000     6.25%, 5/15/09                                                                                             752,664
   1,145,000     6.30%, 5/15/11                                                                                           1,214,456
               Lehigh Co. General Purpose Auth.:
     500,000     Rev. Refunding Series 1996B (Cedar Crest College), 6.65%, 4/1/17                                           528,335
     650,000     Rev. Series 2004A (Good Shepherd Group), 4.00%, 11/1/09                                                    661,063
     500,000   McKean Co. Hosp. Auth. Rev. Refunding Series 1994 (Bradford Hosp. Proj.) (ACA insured), 6.00%, 10/1/13       510,435
   1,750,000   Montgomery Co. Industrial Dev. Auth. Retirement Cmnty. Rev. Series 1996B (ACTS Retirement
                 Life Cmntys. Proj.), 5.75%, 11/15/17                                                                     1,789,183
               PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996A (Allegheny Delaware Valley
                 Obligated Group, Inc.)(MBIA insured):
     150,000        5.500%, 11/15/08                                                                                        163,651
   3,890,000        5.875%, 11/15/16                                                                                      4,182,217
     590,000   PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.)(Radian insured), 5.75%, 3/15/30          633,754
     270,000   PA Hgr. Educ. Fac. Auth. Rev. Series 2002 (Geneva College Proj.), 4.25%, 4/1/05                              271,930
   1,050,000   Pittsburgh G.O. Series 1995B (FGIC insured), 5.00%, 3/1/08                                                 1,078,896
                                                                                                                     --------------
                                                                                                                         20,376,214
                                                                                                                     --------------

  RHODE ISLAND (0.5%)
     995,000   RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%, 10/1/08                1,005,169
     260,000   RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15            273,530
     260,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07                           265,897
                                                                                                                     --------------
                                                                                                                          1,544,596
                                                                                                                     --------------
  SOUTH CAROLINA (0.2%)
     650,000   SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26                    693,712
                                                                                                                     --------------

  SOUTH DAKOTA (0.9%)
     170,000   Deadwood C.O.P. Series 2003 (ACA insured), 3.00%, 11/1/04                                                    170,073
   2,250,000   SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.)
                 (LOC US Bank)(Mandatory Put 11/1/06), 4.85%, 11/1/19                                                     2,340,540
     400,000   SD Hlth. & Educ. Fac. Auth. Rev. Series 1994 (Huron Regional Med. Ctr. Proj.), 7.25%, 4/1/20                 409,300
                                                                                                                     --------------
                                                                                                                          2,919,913
                                                                                                                     --------------

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  TENNESSEE (2.4%)
               Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                 (CME Memphis Apts. Proj.):
   1,850,000        Senior Series 1998A, 5.35%, 1/1/19 (8) (9)                                                              925,000
   7,875,000        Senior Series 1998A, 5.55%, 1/1/29 (8) (9)                                                            3,937,500
   1,630,000        Subordinate Series 1998C, 6.00%, 1/1/29 (8) (9)                                                          28,525
                 (Eastwood Park Apts. Proj.):
      15,000        Series 1995A, 6.00%, 9/1/05 (8) (9)                                                                      10,425
   1,000,000        Senior Series 1995 A2, 6.40%, 9/1/25 (8) (9)                                                            695,000
     405,000        Subordinate Series 1995C, 7.50%, 9/1/25 (8) (9)                                                         159,975
                 (Raleigh Forest & Sherwood Apts. Proj.):
   2,670,000        Senior Series 1996A, 6.60%, 1/1/26 (8) (9)                                                            2,269,500
     610,000        Subordinate Series 1996C, 7.25%, 1/1/26 (8) (9)                                                         118,950
                                                                                                                     --------------
                                                                                                                          8,144,875
                                                                                                                     --------------
  TEXAS (11.1%)
               Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
     750,000     Series 2001A (Convention Center), 6.375%, 1/1/16                                                           784,448
     850,000     Series 2001B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                                        854,607
     250,000     Series 2001B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                                        254,135
               Austin Utilities System Rev.:
      20,000     Refunding Series 1993 (MBIA insured), 5.25%, 5/15/18                                                        20,051
     500,000     Series 1994 (FGIC insured), 5.75%, 5/15/24                                                                 512,585
   1,000,000   Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc.
                 Obligated Group, Proj.), 5.00%, 11/15/11                                                                 1,045,540
               Beaumont HA Multifamily Mtg. Rev. Series 1993A (Section 8):
     500,000     6.65%, 11/1/07                                                                                             486,570
     590,000     6.75%, 11/1/10                                                                                             556,571
     970,000   Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                                     1,049,462
               Bexar Co. HFC Multifamily Hsg. Rev.:
     575,000     Subordinated Series 2000C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                                         570,429
     180,000     Subordinated Series 2001B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%,
                   12/1/14                                                                                                  188,343
     650,000   Brazos River Hbr. Nav. Dist Rev. Series 2002B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33                     677,151
               Dallas Hsg. Corp. Capital Program Revenue Bonds:
     965,000     Series 1995A (Estell Village Apts.) (Section 8), 7.875%, 12/1/09                                           976,976
     945,000     Series 1995 (Cedar Glen Apts.) (Section 8), 7.75%, 12/1/09                                                 965,336
   6,343,000   Dallas HFC Multifamily Mtg. Rev. Series 1998A (GNMA collateralized) (Towne Ctr. Apts. Proj.), 6.75%,
                 10/20/32                                                                                                 6,933,343
     500,000   Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured), 5.75%, 9/1/12                      551,025
     104,668   Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11                                109,321
               Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
   1,000,000     Series 1996A, 6.30%, 2/15/12                                                                             1,017,450
     880,000     Series 2000A, 7.00%, 2/15/10                                                                               938,318
   7,272,000   Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts.
                 Proj.), 6.75%, 9/20/32                                                                                   7,826,126
     266,760   Odessa HFC Single Family Mtg. Rev. Refunding Series 1992B Class B-2, 8.125%, 11/1/11                         267,776
     500,000   Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (AMBAC insured), 5.20%, 7/1/11                    514,175
     600,000   Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.), 5.625%, 12/1/28                 608,556

36

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
               Tarrant Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2000 (Adventist Hlth. Sys. Proj.):
     490,000        5.75%, 11/15/04                                                                                         492,602
     515,000        5.80%, 11/15/05                                                                                         536,506
               Tarrant Co. HFC Multifamily Hsg. Rev:
     530,000     Senior Series 2001A (Westridge Apts. Proj.), 5.50%, 6/1/11                                                 343,175
     490,000     Subordinate Series 2001C (Crossroads Apt. Proj.), 7.25%, 12/1/36                                           414,893
               TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
   1,065,000        Senior Series 2001A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                                  1,118,356
     740,000        Junior Series 2001B (NHT / GTEX Proj.), 6.75%, 10/1/16                                                  392,200
               TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
     850,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16                                        885,266
   3,610,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26                                      3,723,498
     870,000     Subordinate Series 1996C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26                                  848,276
     820,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16              855,145
                                                                                                                     --------------
                                                                                                                         37,318,211
                                                                                                                     --------------
  UTAH (0.6%)
     725,000   Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured), 5.60%, 11/15/13                       779,005
     600,000   Intermountain Power Agy. Rev. Series 1993B, 5.25%, 7/1/17                                                    607,770
                 Salt Lake Co. College Rev. Series 1999 (Westminister College Proj.):
     120,000        5.15%, 10/1/11                                                                                          127,747
     125,000        5.20%, 10/1/12                                                                                          132,241
     130,000        5.25%, 10/1/13                                                                                          136,894
     305,000   UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8)
                 (FHA insured), 6.10%, 7/1/22                                                                               319,616
                                                                                                                     --------------
                                                                                                                          2,103,273
                                                                                                                     --------------
  VERMONT (0.3%)
               VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
     420,000     Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                                           446,401
     200,000     Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                                         202,816
     400,000     Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13                                                     409,476
                                                                                                                     --------------
                                                                                                                          1,058,693
                                                                                                                     --------------
  VIRGINIA (1.7%)
     395,000   Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994 (Potomac Electric Proj.)
                 (MBIA insured), 5.375%, 2/15/24                                                                            403,809
     480,000   Arlington Co. Indus. Dev. Auth. Multifamily Rev. Refunding Series 1998A (Woodbury Parks Apts. Proj.)
                 5.45%, 1/1/29                                                                                              486,192
     250,000   Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg.
                 (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                               276,778
     385,000   Hanover Co. Indus. Dev. Auth. Rev. Series 1995 (Bon Secours Hlth. Sys. Proj.), 5.50%, 8/15/25                400,985
   2,000,000   Norfolk Industrial Dev. Auth. Hosp. Rev. Refunding Series 1994A (Sentara Hosp. Proj.), 6.50%, 11/1/13      2,047,360
     850,000   Portsmouth Redev. & Hsg. Auth. Rev. Refunding Series 1994 (New Regency Proj.), 6.05%, 12/1/08                874,352
               Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
   1,000,000     4.375%, 10/1/13                                                                                          1,012,110
     100,000     5.00%, 10/1/18                                                                                             101,813
                                                                                                                     --------------
                                                                                                                          5,603,399
                                                                                                                     --------------

                 See accompanying notes to portfolios of investments on page 62.

                                                                              37

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Sit Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
  WASHINGTON (1.2%)
     200,000   Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06                                                 205,662
               King Co. Hsg. Auth. Rev. Refunding:
     500,000     Senior Series 1995A, 6.80%, 3/1/26                                                                         512,720
   1,550,000     Subordinated Series 1995A, 7.20%, 3/1/6                                                                  1,610,063
               Skagit Co. Public Hosp. Rev Refunding Series 2003:
     350,000     3.50%, 12/1/04                                                                                             350,469
     350,000     3.75%, 12/1/05                                                                                             352,611
     500,000   WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.), 6.125%, 7/1/27                      530,150
     400,000   WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                                403,304
                                                                                                                     --------------
                                                                                                                          3,964,979
                                                                                                                     --------------
  WEST VIRGINIA (1.0%)
   3,200,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15                      3,340,064
                                                                                                                     --------------
  WISCONSIN (3.8%)
     100,000   WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17                                   105,549
   1,000,000   WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13                                   1,020,360
     520,000   WI Hlth. & Educ. Fac. Auth. Rev. Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                548,064
               WI Hlth. & Educ. Fac. Auth. Rev.:
   2,000,000     Series 1993 (Medical College of WI Inc. Proj.), 5.95%, 12/1/15                                           2,046,320
     490,000     Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                                    504,264
     750,000     Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                                   817,012
                 Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
     670,000        5.00%, 5/15/06                                                                                          696,230
     705,000        5.10%, 5/15/07                                                                                          745,664
     740,000        5.15%, 5/15/08                                                                                          788,470
     820,000        5.35%, 5/15/10                                                                                          885,264
     865,000        5.45%, 5/15/11                                                                                          929,001
     500,000     Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                                        507,715
     780,000     Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28                                              823,485
     900,000     Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                                        928,224
                 Series 2001 (Agnesian Healthcare, Inc. Proj.):
     150,000        5.00%, 7/1/06                                                                                           156,622
     550,000        6.00%, 7/1/17                                                                                           592,729
     340,000        6.00%, 7/1/21                                                                                           360,652
     250,000     Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                                 253,762
                                                                                                                     --------------
                                                                                                                         12,709,387
                                                                                                                     --------------
  WYOMING (0.2%)
     500,000   Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.), 6.05%, 7/15/26            531,050
                                                                                                                     --------------
Total municipal bonds (cost:  $326,129,841)                                                                             323,658,545
                                                                                                                     --------------

38

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
------------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)     NAME OF ISSUER                                                                                  MARKET VALUE ($)(1)
------------------------------------------------------------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (0.2%) (2)
      50,000     Blackrock Insured Municipal Term Trust 2008                                                                827,000
         100     Van Kampen Municipal Trust/Investment Grade                                                                  1,536
         100     Van Kampen Select Sector Municipal Trust                                                                     1,269
                                                                                                                     --------------
Total closed-end mutual funds (cost:  $818,380)                                                                             829,805
                                                                                                                     --------------
SHORT-TERM SECURITIES (2.4%) (2)
   5,922,945     Dreyfus Tax-Exempt Cash Management Fund, 1.37%                                                           5,922,945
   2,100,000     SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30                 2,100,000
                                                                                                                     --------------
Total short-term securities (cost:  $8,022,945)                                                                           8,022,945
                                                                                                                     --------------
Total investments in securities (cost:  $334,971,166) (7)                                                              $332,511,295
                                                                                                                     ==============


                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit Minnesota Tax-Free Income Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS
MICHAEL C. BRILLEY  -   DEBRA A. SIT, CFA  -   PAUL J. JUNGQUIST, CFA
================================================================================

       The Minnesota Tax Free Income Fund returned +0.72% for the six months ended September 30, 2004 compared with a return of +0.62% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.63% as of September 30th and its 12-month distribution rate was 4.39%. The Fund's taxable equivalent yield of 7.73% for investors in the highest federal tax bracket compares favorably with taxable alternatives.

       The Fund's implied duration is 4.6 years, which compares to a level of
4.3 years one year ago. The Fund's duration was a neutral factor in its performance relative to the Index, since they both have similar durations. Bond yields rose sharply in April and May in anticipation of a shift to a less accommodative monetary policy. Indeed, the Federal Reserve began a series of short-term rate increases on June 30th in response to strong economic growth. As economic growth moderated, bond yields declined somewhat from June through September, although they remained at higher levels than at the end of March.

       Four of the five largest market sectors in which the Fund invests each earned returns higher than the Index returns for the six month period. Theses four large sectors account for more than 80% of the Fund's assets. The Industrial Revenue sector earned a return that was more than 4% lower than the Index. The municipal lease sector also had a return more than 4% lower than the Index, but these two weak sectors account for less than 10% of the Fund's assets.

       We expect more moderate economic growth at an annual rate of about 3.5% through 2005. This sustained growth is expected to prompt the Federal Reserve to further increase the federal funds rate to the 2% level by the end of 2004, and to the 3% to 3.5% level by the end of 2005. Sustained moderate economic growth and higher short term interest rate levels are expected to be reflected in moderately higher bond yields across the bond yield curve with a flattening trend for the yield curve. The Fund's relatively short duration will provide for substantial reinvestment opportunities at higher yield levels in longer duration bonds during 2005.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------
   The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

   During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax ("AMT"), up to 20% of the Fund's income may be alternative minimum taxable income.

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

            Net Asset Value   9/30/04:     $10.11 Per Share
                              3/31/04:     $10.26 Per Share
                     Total Net Assets:     $218.1 Million
                     30-day SEC Yield:       4.63%
                 Tax Equivalent Yield:       7.73%(1)
           12-Month Distribution Rate:       4.39%
                     Average Maturity:       13.6 Years
      Duration to Estimated Avg. Life:        4.5 Years(2)
                     Implied Duration:        4.6 Years(2)


(1)For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2) See next page.

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [BAR CHART]

                Multifamily Mortgage Revenue                34.4
                Hospital/Health Care Revenue                19.4
                Other Revenue                                8.6
                Industrial/Pollution Control                 7.2
                Insured                                      6.2
                Education/Student Loan                       5.0
                Sectors less than 5.0%                      14.4
                Cash & Other Net Assets                      4.8

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================================================================================

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                  SIT             LEHMAN             LIPPER
              MN TAX-FREE      5-YEAR MUNI.       MN MUNI. BOND
              INCOME FUND       BOND INDEX          FUND INDEX
              -----------      ------------       -------------
3 Month**         1.71%             2.83%              3.24%
6 Month**         0.72              0.62                n/a
1 Year            3.76              2.04               4.05
5 Years           5.04              5.82               5.82
10 Years          5.52              5.71               5.75
Inception         5.30              5.32               5.10
   (12/1/93)
--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                  SIT             LEHMAN             LIPPER
              MN TAX-FREE      5-YEAR MUNI.       MN MUNI. BOND
              INCOME FUND       BOND INDEX          FUND INDEX
              -----------      ------------       -------------
1 Year            3.76%             2.04%              4.05%
5 Years          27.88             32.67              32.68
10 Years         71.13             74.26              74.98
Inception        75.03             75.35              71.54
   (12/1/93)

*AS OF 9/30/04.                                              **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                                GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/04 would have grown to $17,503 in the Fund or $17,535 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                 QUALITY RATINGS
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                                                     LOWER OF MOODY'S,
                  [PIE CHART]                      S&P, FITCH OR DUFF &
                                                     PHELPS RATINGS USED.
                Other Assets
               and Liabilities
                    4.9%

                     AAA
                    13.3%

                     BBB                               Assessment of
                    13.6%                          Non-Rated Securities
                                                   --------------------
                     AA                                 AAA        4.9%
                    9.7%                                 AA        0.7
                                                          A        6.5
                     Not                                BBB       18.2
                    Rated                                BB        8.3
                    38.6%                          Less than BB    0.0
                                                                ------
                      A                               Total       38.6%
                    17.6%                          --------------------

                  Less Than
                     BBB
                    2.3%

================================================================================
Sit Minnesota Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.2%) (2)
    EDUCATION/STUDENT LOAN (5.0%)
  1,000,000   Minneapolis Rev. Series 1997A (Univ. Gateway proj.), 5.25%, 12/1/17                                         1,077,870
              Minnesota Higher Educ. Fac. Auth. Rev. :
     50,000     Series 1992-3L1 (Carleton College), 5.75%, 11/1/12                                                           52,805
    425,000     Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23                                                           443,364
    800,000     Series 1997-4L (St. John's University), 5.35%, 10/1/17                                                      841,136
    400,000     Series 1997-4L (St. John's University), 5.40%, 10/1/22                                                      424,828
     50,000     Series 1997-4J (Macalester College), 5.40%, 3/1/09                                                           53,632
    630,000     Series 1998-4T (College of St. Benedict), 5.00%, 3/1/05                                                     637,478
    750,000     Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                                     761,610
    100,000     Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                                           102,000
    458,000     Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                            462,786
    700,000     Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                           730,289
    100,000     Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                                    103,939
    275,000     Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                                     281,575
    100,000     Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                                        109,021
     50,000     Rev. Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                             51,336
    420,000     Series 2002-5N1 (St. Catherine), 3.00%, 10/1/04                                                             420,013
                Rev. Series 2004-5U (St. Mary's Univ.):
    200,000       2.00%, 10/1/04                                                                                            200,002
    200,000       2.00%, 10/1/05                                                                                            200,198
    270,000       3.75%, 10/1/13                                                                                            265,240
    310,000   Northfield Lease Rev. Series 1999A (Village School Proj.), 7.50%, 12/1/24                                     270,379
    550,000   Ramsey Lease Rev. Series 2004A (Pact Charter School Proj.), 5.65%, 12/1/13                                    556,226
              St. Paul Hsg. & Redev. Auth. Lease Rev.:
    100,000     Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                                        104,526
    830,000     Series 2001A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                                848,799
    750,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                                 779,160
    350,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                                367,321
    415,000     Series 2002A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                              420,984
    100,000   Victoria Private School Fac. Rev. Series 1999A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11               100,642
    165,000   Winona Port. Auth. Lease Rev. Series 1999A (Bluffview Montessori School Proj.), 8.00%, 12/1/24                175,266
                                                                                                                    ---------------
                                                                                                                         10,842,425
                                                                                                                    ---------------
    ESCROWED TO MATURITY/PREREFUNDED (2.2%)
  1,290,000   Cokato Sr. Hsg. Rev. Series 1996 (Cokato Charitable Trust Proj.), 7.00%, 12/1/19                            1,301,326
    500,000   Hutchinson Hsg. Fac. Rev. Series 1994 (Prince of Peace Proj.), 7.375%, 10/1/12                                500,075
    710,000   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                           774,709
    200,000   Red Wing Hlth. Care Ctr. Fac. Rev. Refunding Series 1993B (River Region Oblig. Group), 6.20%, 9/1/05          208,022
    325,000   Sandstone Econ. Dev. Auth. Hsg. & Dev. Rev. Series 1994A (Family Apts. Proj.), 8.00%, 1/1/12                  336,651
  1,600,000   Southern MN Muni Pwr. Agy. Rev. Series 1992A (MBIA insured), 5.75%, 1/1/18                                  1,641,632
                                                                                                                    ---------------
                                                                                                                          4,762,415
                                                                                                                    ---------------

42

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
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QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    GENERAL OBLIGATION (4.8%)
              Apple Valley Equipment Certficates G.O. Series 2004:
     35,000     2.50%, 10/1/05                                                                                               35,243
     40,000     2.50%, 10/1/06                                                                                               40,398
    150,000   Brainerd ISD No. 181 G.O. Series 1995A, 5.50%, 2/1/15                                                         151,863
    530,000   Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O.
                (Chanhassen Apts. Proj.), 7.00%, 1/1/25                                                                     574,684
     35,000   Dodge Ctr. G.O. Series 2004A, 2.00%, 2/1/05                                                                    35,023
    100,000   Hopkins Redev. Refunding G.O. Series 1993C, 4.60%, 2/1/09                                                     100,135
     50,000   Hutchinson ISD No. 423 G.O. Series 1996A, 5.85%, 2/1/18                                                        54,756
    120,000   Jackson Co. G.O. Series 2001, 3.25%, 12/1/04                                                                  120,326
    100,000   Luverne ISD No. 2184 G.O. Series 1997, 5.45%, 2/1/14                                                          101,225
     50,000   Minneapolis Refunding G.O. Series 1993A, 5.10%, 12/1/08                                                        51,856
     45,000   Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                             49,455
    300,000   Minneapolis ISD No. 001 Series 1997, 5.00%, 2/1/09                                                            311,823
              MN G.O.:
  1,000,000     Refunding Series 2003, 2.00%, 8/1/05                                                                      1,002,910
  6,200,000     Series 1995, 5.70%, 8/1/11                                                                                6,397,098
    185,000   Ramsey Co. Refunding G.O. Series 2004A (Cap. Improvement Plan), 2.50%, 2/1/05                                 185,568
    100,000   St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997C, 4.70%, 3/1/06                                          101,151
    100,000   St. Paul Street Impt. Special Assessment G.O. Series 2000B, 5.30%, 3/1/12                                     108,972
  1,000,000   St. Paul ISD No. 625 G.O. Series 1997A, 5.125%, 2/1/15                                                      1,009,580
                                                                                                                    ---------------
                                                                                                                         10,432,066
                                                                                                                    ---------------
    HOSPITAL/HEALTH CARE (19.4%)
              Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
    250,000     6.00%, 2/1/06                                                                                               253,452
    250,000     6.25%, 2/1/07                                                                                               256,235
              Alexandria Hlth. Care Fac. Rev. Series 2002B (BSM Property - Bethany Home Proj.):
    375,000     4.65%, 7/1/06                                                                                               375,986
    375,000     4.95%, 7/1/07                                                                                               375,637
              Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
    105,000     Series 1995, 6.05%, 9/1/24                                                                                  107,873
  1,000,000     Series 1996, 5.625%, 9/1/21                                                                               1,042,930
    150,000   Breckenridge Hlth. Facs. Rev. Series 1993 (Catholic Hlth. Corp.), 5.25%, 11/15/08                             153,270
              Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
     50,000     6.75%, 12/1/05                                                                                               50,072
    500,000     7.50%, 12/1/10                                                                                              500,695
    200,000     7.60%, 12/1/18                                                                                              200,254
    375,000   Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998C (Grandview West Proj.), 5.25%, 10/1/08                     380,355
  1,030,000   Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                (Crest View Corp. Proj.), 5.75%, 9/1/11                                                                   1,008,133

                 See accompanying notes to portfolios of investments on page 62.

                                                                              43

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SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
              Crookston Nursing Home & Multifamily Hsg. Rev Series 2002A (Villa St. Vincent Proj.):
    100,000     4.75%, 9/1/08                                                                                               101,266
     75,000     5.50%, 9/1/11                                                                                                76,832
  1,000,000   Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev. Series 1999A, 6.00%, 6/1/19                                  1,004,400
  1,500,000   Detroit Lakes Hsg. Rev. Refunding Series 2004E (Mankato Lutheran Proj.), 4.25%, 8/1/34                      1,500,030
    750,000   Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12             751,290
     65,475   Duluth Sr. Hsg. Loan Participation Series 2004 (Lakeshore Proj.), 4.00%, 8/20/36                               65,486
              Elk River Rev. Series 1998 (Care Choice Member Proj.):
  1,000,000     5.60%, 8/1/13                                                                                             1,008,460
    160,000     5.75%, 8/1/23                                                                                               152,938
    850,000   Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%, 12/1/15                 884,705
              Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
    115,000     5.10%, 11/1/09                                                                                              112,346
    120,000     5.20%, 11/1/10                                                                                              116,035
    135,000     5.40%, 11/1/12                                                                                              129,263
    140,000     5.50%, 11/1/13                                                                                              133,776
    505,000   Hopkins Hlth. Care Fac. Rev. Series 1999 (Augustana Chapel View Homes, Inc. Proj.),  6.00%, 3/1/14            499,612
  1,685,000   Maplewood Hlth. Care Fac. Rev. (Volunteers of America Care Ctrs. Proj.), 7.375%, 10/1/12                    1,694,133
              Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
    305,000     Series 1999, 5.65%, 11/1/13                                                                                 316,117
    320,000     Series 1999, 5.70%, 11/1/14                                                                                 330,182
    150,000     Series 2003B, 4.85%, 11/1/11                                                                                159,096
              Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Healthpartners Proj.):
    500,000     4.00%, 12/1/05                                                                                              508,270
    750,000     5.25%, 12/1/12                                                                                              791,302
    700,000     5.25%, 12/1/13                                                                                              733,894
  1,150,000     5.00%, 12/1/14                                                                                            1,171,355
    500,000     5.875%, 12/1/29                                                                                             510,790
    150,000   Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
                6.75%, 6/1/27                                                                                               149,121
  1,198,857   Minneapolis CDA Promissory Note (Augustana Chapel View Proj.), 4.25%, 5/23/09                               1,183,319
  1,045,000   Minneapolis Hlth. Care Fac. Rev. Series 1993 (St. Olaf Res. Proj.), 7.00%,10/1/18                             872,052
  1,000,000   Minneapolis Hlth. Care Fac. Rev. Series 1998A (Benchmark Hlth. Care Proj.), 6.625%, 12/1/28 (8) (9)           200,990
  1,000,000   Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10                   983,500
              Minneapolis Hlth. Care Fac. Rev. Series 2004A (Augustana Chapel View Homes Proj.):
    115,000     3.00%, 1/1/05                                                                                               114,944
    270,000     3.50%, 1/1/06                                                                                               270,089
    280,000     4.00%, 1/1/07                                                                                               281,907
    315,000     5.20%, 1/1/11                                                                                               320,862
    500,000     5.75%, 1/1/19                                                                                               503,860
    500,000     5.80%, 1/1/24                                                                                               495,035

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
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QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
              MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                Series 1999 (Benedictine Care Centers Proj.):
    115,000       5.45%, 2/1/09                                                                                             118,718
    120,000       5.45%, 8/1/09                                                                                             124,070
    120,000       5.50%, 2/1/10                                                                                             124,075
    125,000       5.50%, 8/1/10                                                                                             129,206
              MN Agr. & Econ. Dev. Board Rev. Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
    410,000     5.80%, 8/1/08                                                                                               445,690
    750,000     6.55%, 8/1/16                                                                                               833,025
              MN Agr. & Econ. Dev. Board Rev. Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
    230,000     4.35%, 2/1/05                                                                                               231,532
    220,000     5.50%, 2/1/12                                                                                               238,143
              MN Agr. & Econ. Dev. Board Rev. Series 2000A (Fairview Hlth. Care Sys. Proj.):
    500,000     5.625%. 11/15/04                                                                                            502,520
    645,000     5.625%. 11/15/05                                                                                            669,910
    590,000     5.70%, 11/15/06                                                                                             630,462
    330,000     6.375%, 11/15/22                                                                                            362,323
    380,000     6.375%, 11/15/29                                                                                            410,890
              New Hope Hlth. Care Facs. Rev. (St. Therese Home, Inc. Proj.):
     45,000     Series 2003B, 3.00%, 10/1/06                                                                                 45,096
    300,000     Series 2003A, 5.90%, 10/1/23                                                                                306,603
              Northfield Hospital Rev. Series 2001C:
  1,080,000     6.00%, 11/1/13                                                                                            1,178,550
  2,100,000     6.00%, 11/1/26                                                                                            2,198,658
              Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
    775,000     5.45%, 7/1/13                                                                                               804,024
    900,000     5.55%, 7/1/19                                                                                               920,376
    240,000   Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10                        249,590
    135,000   Plymouth Hlth. Facs. Rev. Series 2003 (Mission Farm Nursing Home Proj.), 3.25%, 8/1/05                        134,911
              Rochester Hlth. Care & Hsg. Rev. Series 2003A (Samaritan Bethany Inc. Proj.):
    160,000     3.25%, 8/1/06                                                                                               160,486
    500,000     6.25%, 8/1/19                                                                                               514,910
              Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
    355,000     4.00%, 9/1/05                                                                                               359,952
    315,000     4.00%, 9/1/06                                                                                               322,699
              St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
    800,000     5.00%, 5/15/08                                                                                              844,960
    250,000     5.00%, 5/15/10                                                                                              262,897
  1,340,000     5.20%, 5/15/13                                                                                            1,388,441
  2,000,000     5.25%, 5/15/18                                                                                            2,033,500
    580,000     5.30%, 5/15/28                                                                                              579,652

                 See accompanying notes to portfolios of investments on page 62.

                                                                              45

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SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    960,000   St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996C
                (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                                             930,470
    400,000   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr. Proj.), 6.50%,
                11/1/11                                                                                                     410,732
    820,000   Wadena Co. Hlth. Care Fac. Rev. Series 1994B, 7.45%, 9/1/15                                                   836,523
    150,000   White Bear Lake First Mtg. Rev. Series 2004 (Healtheast Care Ctr. Proj.), 2.75%, 11/1/06                      149,330
                                                                                                                    ---------------
                                                                                                                         42,285,073
                                                                                                                    ---------------
    INDUSTRIAL / POLLUTION CONTROL (7.2%)
    140,000   Anoka Co. Res. Recovery Rev. Refunding Series 1999 (Northern States Power Co.), 4.35%, 12/1/04                140,398
  2,635,000   Anoka Co. Solid Waste Disp. Rev. Series 1987A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)                 2,654,815
  1,525,000   Burnsville Solid Waste Rev. Refunding Series 2003A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)         1,514,630
    500,000   Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22                       505,750
    745,000   East Grand Forks Industrial Dev. Rev. Refunding Series 2001B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11         793,015
    265,000   Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001A, 5.00%, 5/15/22                         265,962
  1,000,000   Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001B,
                Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                                823,740
  1,500,000   Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.), 7.75%, 3/1/17 (4)                   675,000
              MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
    300,000     Series 1997, 5.00%, 3/1/12                                                                                  318,981
    185,000     Series 2001A, 5.00%, 3/1/19                                                                                 198,185
    155,000   MN Agricultural & Econ. Dev. Board Small Business Dev. Loan Program Rev.
                Series 2002A Lot 1, 3.65%, 8/1/05 (4)                                                                       156,420
    210,000   Medina Industrial Dev. Rev. Refunding Series 1998 (Temroc Metals, Inc. Proj.), 5.10%, 10/1/05 (4)             213,778
              Owatonna Industrial Dev. Rev. Series 1997:
    280,000     7.25%, 5/1/14 (4)(8)(9)                                                                                     151,200
    505,000     7.375%, 5/1/17 (4)(8)(9)                                                                                    272,700
     20,000     7.375%, 5/1/20 (4)(8)(9)                                                                                     10,800
     10,000     7.50%, 5/1/24 (8)(9)                                                                                          5,400
    525,000   Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
                Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06                      543,275
              Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
    300,000     Series 2002, 4.00%, 5/15/10                                                                                 290,145
  2,675,000     Series 2002, 5.375%, 5/15/33                                                                              2,450,862
    465,000   Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12                      475,095
              Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust):
     75,000     4.95%, 4/1/10 (4)                                                                                            75,514
    275,000     5.75%, 4/1/18 (4)                                                                                           275,443
              St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998J:
    150,000     4.75%, 3/1/08                                                                                               160,113
     95,000     5.125%, 3/1/12                                                                                              100,303
    500,000     5.35%, 3/1/18                                                                                               521,805
              Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
    750,000     Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                                611,610
  1,720,000     5.00%, 5/15/21                                                                                            1,567,505
                                                                                                                    ---------------
                                                                                                                         15,772,444
                                                                                                                    ---------------

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
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QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    INSURED (6.2%)
     50,000   Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                              52,517
    600,000   Brooklyn Ctr. Police & Fire Bldg. G.O. Series 1997B (FGIC insured), 4.85%, 2/1/12                             606,150
              Dakota Co. Hsg. Dev. G.O. Series 1995 (Ambac insured):
     95,000     5.10%, 1/1/11                                                                                                95,792
    235,000     5.125%, 1/1/17                                                                                              236,694
              Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
    565,000     5.25%, 9/15/18                                                                                              575,888
    200,000     5.30%, 9/15/28                                                                                              198,094
    100,000   Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                         101,141
    175,000   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993A
                (Healthspan Proj.)(Ambac insured), 5.00%, 11/15/13                                                          178,931
  1,650,000   Minneapolis & St. Paul Metro Airport Comm. Airport Rev. Series 1998B
                (Ambac insured), 5.25%, 1/1/13 (4)                                                                        1,779,145
     90,000   MN HFA Single Family Mtg. Rev. Series 2001A (MBIA insured), 5.35%, 7/1/17                                      94,298
    250,000   New Ulm ISD No. 088 G.O. Series 1996 (FSA insured), 5.50%, 2/1/15                                             253,105
    200,000   Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995A
                (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                                           206,166
    300,000   Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997B (River City Centre Proj.),
                (Ambac insured), 5.45%, 2/1/20                                                                              322,089
    300,000   St. Cloud Hosp. Facs. Rev. Ref. Series 1996B (St. Cloud Hosp. Proj.)(Ambac insured), 5.00%, 7/1/20            311,955
     55,000   St. Cloud Multifamily Rev. Refunding Series 1993B (St. Cloud Hosp. Proj.), 5.40%, 10/1/23                      55,672
    200,000   St. Cloud Hlth. Care Rev. Series 2000A (St. Cloud Hosp. Obligated Group)(FSA insured), 5.125%, 5/1/09         219,426
    250,000   St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC insured), 5.00%, 12/1/08         258,895
    235,000   St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%, 5/15/23         237,961
  2,545,000   St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                (FSA insured), 7.10%, 11/1/23                                                                             3,188,707
    500,000   St. Paul Port Auth. Tax Increment Rev. Refunding Series 2003-16 (Energy Park Dist. Proj.)
                (Radian insured), 2.00%, 2/1/05                                                                             500,235
    130,000   Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
                5.50%, 12/1/15                                                                                              142,141
    765,000   Waconia Hlth. Care Facs. Rev. Series 1999A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29                         847,765
    100,000   Wayzata ISD No. 284 G.O. Series 1995B (FSA insured), 5.95%, 2/1/13                                            101,399
              Western MN Pwr. Agy. Rev. Refunding Series 1996A (Ambac insured):
    600,000     6.25%, 1/1/05                                                                                               606,984
    200,000     5.50%, 1/1/12                                                                                               212,538
    200,000   White Bear Lake ISD No. 624 G.O. Series 2004-4A (FSA insured), 2.00%, 2/1/05                                  200,288
  1,750,000   White Earth Band of Chippewa Indians Rev. Series 2000A (ACA insured), 7.00%, 12/1/11                        1,969,049
                                                                                                                    ---------------
                                                                                                                         13,553,025
                                                                                                                    ---------------

                 See accompanying notes to portfolios of investments on page 62.

                                                                              47
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SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    MULTIFAMILY MORTGAGE (34.4%)
  1,520,000   Apple Valley Multifamily Hsg. Rev. Refunding Series 1998A (Mtg. Loan/Apple Valley
                Villa Proj.) (GNMA collateralized), 5.25%, 8/1/18                                                         1,577,365
              Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
     50,000     Serie 1995 A, 7.00%, 1/1/15                                                                                  51,849
    500,000     Series 1995A, 7.25%, 1/1/26                                                                                 517,515
    650,000     Series 2000A, 7.15%, 1/1/20                                                                                 693,400
    500,000     Series 2000A, 7.25%, 1/1/32                                                                                 530,970
  1,190,000   Brooklyn Center Multifamily Hsg. Rev. Series 1993 (Ponds Family Hsg. Proj.), 5.90%, 1/1/20                  1,198,865
    500,000   Buffalo Hlth. Care C.O.P. Series 2004C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33                       499,965
              Buffalo Rev. Refunding Series 1998 (Covenant Retirement Cmtys. Proj.):
    250,000     4.45%, 12/1/04                                                                                              250,855
    250,000     4.55%, 12/1/05                                                                                              254,692
              Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
    760,000     7.05%, 1/1/12                                                                                               761,588
    780,000     7.125%, 1/1/17                                                                                              781,529
    860,000     7.125%, 1/1/21                                                                                              861,548
    150,000     7.15%, 1/1/27                                                                                               150,219
    530,000     7.15%, 1/1/23                                                                                               530,885
    425,000     7.15%, 1/1/25                                                                                               425,646
              Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
  1,200,000     Gross Rev. & Ltd. Tax Refunding Series 1997A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                      1,213,680
    650,000     Rev. Refunding Series 1997A (Waybury Apts. Proj.), 5.875%, 8/1/27                                           669,474
    400,000     Subordinate Rev. Refunding Series 1997C (Waybury Apts. Proj.), 8.00%, 8/1/27                                402,468
              Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
    235,000     5.00%, 9/1/09 (4)                                                                                           231,473
    495,000     5.375%, 9/1/14 (4)                                                                                          473,878
    405,000   Chisago City Hlth. Fac. Rev. Refunding Series 1995A (Pleasant Heights Proj.), 7.30%, 7/1/18                   416,559
              Cloquet Multifamily Hsg. Rev. Refunding Series 2001A (HADC Proj.):
     55,000     6.00%, 2/1/05                                                                                                55,144
     60,000     6.25%, 2/1/06                                                                                                60,672
     60,000     6.50%, 2/1/07                                                                                                61,201
     75,000     7.10%, 2/1/10                                                                                                76,880
    700,000   Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997A (Margaret Place Apts. Proj.),
                6.50%, 5/1/25                                                                                               641,459
              Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
    115,000     5.30%, 11/1/07                                                                                              115,611
    115,000     5.40%, 11/1/08                                                                                              115,581
    170,000     5.50%, 11/1/10                                                                                              170,061
    545,000     5.80%, 11/1/18                                                                                              537,228
              Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.):
  4,350,000     Series 1995A (GNMA collateralized), 7.90%, 1/20/31 (4)                                                    4,683,036
    190,000     Subordinate Series 1995C, 9.00%, 1/20/15 (4)                                                                185,860
  1,000,000   Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series 1999
                (View Pointe Apts. Proj.), 6.125%, 11/1/17                                                                  950,000

48

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
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    800,000   Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002B
                (HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43                                                         782,144
    330,000   Eagan Multifamily Hsg. Rev. Refunding Series 1997A (Woodridge Apts. Proj.), 5.95%, 2/1/32                     348,698
              Eden Prairie Multifamily Hsg. Rev. Refunding :
    300,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                                   316,461
    410,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                                   422,308
    470,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                             520,563
    675,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                             732,733
    685,000     Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                                    741,444
  1,100,000     Subordinate Series 2001C (Rolling Hills Proj.), 9.00%, 4/1/43                                             1,087,141
              Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
  1,100,000     6.625%, 10/1/11                                                                                           1,150,138
    295,000     6.875%, 10/1/14                                                                                             296,369
              Golden Valley Rev. Series 1999A (Covenant Retirement Cmntys. Proj.):
    500,000     5.50%, 12/1/25                                                                                              505,295
  1,000,000     5.50%, 12/1/29                                                                                            1,005,210
              Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
     60,000     Series 1999B, 5.00%, 10/1/09                                                                                 60,079
    500,000     Series 1999A, 5.20%, 10/1/19                                                                                514,840
  1,660,000     Series 1999A, 5.30%, 10/1/29                                                                              1,666,424
    110,000     Series 1999B, 5.70%, 10/1/29                                                                                104,123
    500,000   Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996C (Auburn Apts. Proj.), 8.00%, 6/20/31         486,495
              Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
    100,000     5.85%, 4/1/09                                                                                               106,606
    450,000     6.25%, 4/1/15                                                                                               474,628
              Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
     50,000     Series 2003A, 3.50%, 10/1/06                                                                                 50,058
    115,000     Series 2003A, 4.00%, 10/1/07                                                                                115,193
    120,000     Series 2003A, 4.50%, 10/1/08                                                                                120,262
              Inver Grove Heights Senior Hsg. Rev. (PHM/Inver Grove, Inc Proj):
     85,000     Series 2001, 6.375%, 5/1/31                                                                                  84,769
    105,000     Series 2001A, 5.50%, 5/1/08                                                                                 104,658
    110,000     Series 2001A, 5.50%, 11/1/08                                                                                109,597
     65,000     Series 2001B, 5.00%, 5/1/06                                                                                  66,038
     70,000     Series 2001B, 5.25%, 5/1/07                                                                                  71,408
     75,000     Series 2001B, 5.50%, 5/1/08                                                                                  76,533
     80,000     Series 2001B, 5.60%, 5/1/09                                                                                  81,513
     70,000     Series 2001B, 5.00%, 11/1/06                                                                                 71,280
     75,000     Series 2001B, 5.50%, 11/1/08                                                                                 76,649
     80,000     Series 2001B, 5.60%, 11/1/09                                                                                 81,448
  3,190,000   Little Canada Multifamily Hsg. Rev. Series 1997A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17                 3,198,772
  1,400,000   Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)                      1,259,594

                 See accompanying notes to portfolios of investments on page 62.

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Sit Minnesota Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
              Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
  1,605,000     Series 1999A (GNMA collateralized), 6.75%, 7/20/30 (4)                                                    1,699,406
    100,000     Subordinate Series 1999C-1, 8.00%, 11/1/30 (4)                                                               95,378
    270,000     Subordinate Series 1999C-2, 8.00%, 11/1/30 (4)                                                              257,521
              Minneapolis Multifamily Hsg. Rev.:
    500,000     Series 2002A (Keeler Apts. Proj.), 7.00%, 10/1/17                                                           490,410
    355,000     Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                                 355,213
                Series 1994 (Findley Place Townhomes Proj.) (Section 8):
     50,000       6.00%, 12/1/05 (4)                                                                                         50,309
  1,465,000       7.00%, 12/1/16 (4)                                                                                      1,460,063
  5,020,000     Series 1996A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                               5,217,888
  1,000,000     Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)                            1,030,990
    335,000     Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30 (4)                                       357,566
     50,000     Series 2003A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)                                        50,290
  3,445,000     Series 2003 (Sumner Field Phase II Proj.), 2.60%, 8/20/08 (4)                                             3,467,324
              Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
    100,000     6.80%, 7/1/10                                                                                               103,979
    240,000     6.90%, 7/1/11                                                                                               247,877
     50,000   MN HFA Rental Hsg. Rev. Series 1996A, 6.10%, 8/1/27 (4)                                                        51,673
    330,000   Minnetonka Multifamily Hsg. Rev. Refunding Subordinate Series 1994C (Brier Creek Proj.),
                8.00%, 12/20/16                                                                                             338,827
              Minnetonka Multifamily Hsg. Rev. Refunding Series 1999A (GNMA collateralized) (Archer Heights Apts. Proj.):
    540,000     5.10%, 7/20/13 (4)                                                                                          573,653
    975,000     5.20%, 1/20/18 (4)                                                                                        1,025,300
              New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
     95,000     5.35%, 12/1/08                                                                                               93,873
    100,000     5.40%, 12/1/09                                                                                               97,215
    105,000     5.50%, 12/1/10                                                                                              101,165
    110,000     5.60%, 12/1/11                                                                                              105,090
              Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
    325,000     4.25%, 4/1/08                                                                                               326,891
    600,000     5.00%, 4/1/12                                                                                               606,732
              Plymouth Multifamily Hsg. Rev. Refunding Series 1996A (Fox Forest Apts. Proj.) (GNMA collateralized):
  1,650,000     Series 1996A, 8.05%, 6/20/31                                                                              1,760,847
    640,000     Series 1996C, 8.00%, 6/20/31                                                                                622,714
  2,800,000   Rochester Multifamily Rev. Refunding Series 2000A (Weatherstone Apts. Proj.) (LOC Household Finance)
                (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)                                                                 3,038,644
  2,820,000   Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.), 5.60%, 10/1/13        2,861,144
     80,000   Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                                        81,208
  2,520,000   Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26                          2,639,524
  1,650,000   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                             1,286,472

50

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
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
                Series 1999A (Parkview Terrace Apts. Proj.) (Section 8):
     73,000       5.00%, 6/1/09                                                                                              68,004
  1,029,000       5.50%, 6/1/18                                                                                             875,926
              St. Louis Park Multifamily Hsg. Rev. Refunding:
    650,000     Series 1995 (FHA insured) (Knollwood Cmty. Hsg. Proj.), 6.15%, 12/1/16                                      673,920
    500,000     Series 1998A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                                 522,730
    200,000   St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                (Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15                                               208,268
  3,270,000   St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                                      3,507,958
    845,000   Washington Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1994
                (White Bear Lake Transitional Hsg. Proj.), 6.625%, 8/1/24                                                   849,740
    755,000   Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999A (Briar Pond
                Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                                          784,075
                                                                                                                    ---------------
                                                                                                                         75,022,434
                                                                                                                    ---------------
    MUNICIPAL LEASE (2.3%) (5)
              Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
    185,000     2.125%, 2/1/06                                                                                              185,030
    500,000     5.125%, 2/1/24                                                                                              509,065
     40,000   Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                                    40,494
     75,776   Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                               76,859
    110,000   Burnsville Econ. Dev. Auth. Lease Rev. Series 1994A, 5.90%, 12/1/05                                           110,705
     50,000   Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999A, 5.125%, 12/1/09                        54,161
    104,000   Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993A (Community Provider Program), 5.70%, 8/1/13                104,140
    535,000   Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.), 6.10%,
                2/1/08                                                                                                      562,274
    125,000   Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09             132,319
    250,000   North St. Paul Maplewood ISD No. 622 C.O.P. Series 2004, 3.00%, 2/1/05                                        251,025
              Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002A:
    135,000     3.00%, 2/1/05                                                                                               135,251
    140,000     3.50%, 2/1/06                                                                                               141,645
    800,000   St. Cloud C.O.P. Series 1997, 5.90%, 12/1/17                                                                  813,952
  1,401,015   St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                                       1,346,236
     40,000   St. Paul ISD No. 625 C.O.P Series 1995C, 5.40%, 2/1/10                                                         40,483
    400,000   St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08              439,020
                                                                                                                    ---------------
                                                                                                                          4,942,659
                                                                                                                    ---------------
    PUBLIC FACILITIES (1.3%)
  1,000,000   Minneapolis Cmty. Dev. Agy. Ltd. Tax Supported Dev. Rev. Common Bond Fund Series 2001G3
                (LOC-U.S. Bank), 5.35%, 12/1/21                                                                           1,053,030
    395,000   MN Agric. Society State Fair Rev. Series 2003, 3.00%, 9/15/05                                                 398,310
              St. Paul Recreational Fac. Gross Rev. Series 1996D:
    160,000     5.50%, 6/1/08                                                                                               163,680
  1,245,000     5.875%, 6/1/18                                                                                            1,273,772
                                                                                                                    ---------------
                                                                                                                          2,888,792
                                                                                                                    ---------------

                 See accompanying notes to portfolios of investments on page 62.

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Sit Minnesota Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
    SINGLE FAMILY MORTGAGE (3.3%)
              Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.:
     55,000     Series 1994A (FNMA backed), 6.70%, 10/1/09 (4)                                                               55,537
     40,000     Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09 (4)                                                         40,003
    105,000   Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. Series 1997 (FNMA & GNMA backed),
                6.25%, 11/1/30 (4)                                                                                          112,125
    885,000   Minneapolis Redev. Mtg. Rev. Series 1987A  (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20               889,036
    397,273   Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                                           406,903
              MN HFA Single Family Mtg. Rev.:
    205,000     Series 1994E, 5.90%, 7/1/25                                                                                 209,639
     10,000     Series 1995K, 6.20%, 7/1/20 (4)                                                                              10,235
    175,000     Series 1996D, 6.00%, 1/1/16                                                                                 182,224
    125,000     Series 1997A, 5.60%, 7/1/09                                                                                 131,629
    415,000     Series 1997I, 5.50%, 1/1/17                                                                                 436,074
    260,000     Series 1996H, 6.00%, 1/1/21                                                                                 270,083
    840,000     Series 1997D, 5.85%, 7/1/19 (4)                                                                             845,762
     50,000     Series 1997E, 5.90%, 7/1/29 (4)                                                                              50,348
    130,000     Series 1997G, 6.00%, 1/1/18                                                                                 133,526
  1,330,000     Series 1998C, 5.25%, 1/1/17                                                                               1,378,705
     90,000     Series 1998F-1, 4.75%, 7/1/07                                                                                91,812
     70,000     Series 1998F, 4.95%, 7/1/08                                                                                  73,112
    390,000     Series 1998F-1, 5.45%, 1/1/17                                                                               400,085
    115,000     Series 1998F, 5.70%, 1/1/17                                                                                 119,104
    530,000     Series 1999B, 5.25%, 1/1/20                                                                                 544,527
    590,000     Series 1999C, 4.40%, 7/1/05 (4)                                                                             600,921
    190,000     Series 2000C, 6.10%, 7/1/30 (4)                                                                             191,398
                                                                                                                    ---------------
                                                                                                                          7,172,788
                                                                                                                    ---------------
    UTILITY (0.5%)
              Glencoe Light & Power Commission Elec. Rev. Series 2004:
    300,000     2.00%, 12/1/04                                                                                              300,132
    255,000     2.00%, 12/1/05                                                                                              254,850
              Lake Crystal Public Utilities Comm. Electric Rev. Series 1998:
    130,000     5.45%, 12/1/13                                                                                              130,775
    120,000     5.50%, 12/1/16                                                                                              120,336
     70,000   MN Public Facs. Auth. Water Pollution Ctrl. Rev. Series 1996B, 5.00%, 3/1/17                                   72,446
    300,000   Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                                 302,613
                                                                                                                    ---------------
                                                                                                                         1,181,152
                                                                                                                    ---------------
    OTHER REVENUE BONDS (8.6%)
              Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                Medical Clinic Proj.):
    250,000       5.15%, 12/1/08                                                                                            241,555
  1,750,000       5.60%, 12/1/15                                                                                          1,587,320

52

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
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
              Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.):
    200,000     Series 2000, 6.25%, 11/1/05                                                                                 204,364
    900,000     Series 2000, 7.25%, 11/1/16                                                                                 908,721
              Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
     70,000     Series 1996-1 (LOC-U.S. Bank), 5.60%, 12/1/04                                                                70,423
    100,000     Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                                103,836
    170,000     Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07 (4)                                           183,430
    500,000     Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)                                                          514,755
    160,000     Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                              174,139
    175,000     Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                              182,077
    945,000   Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08                928,453
    600,000   Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.), 4.50%, 2/1/13                 601,620
    200,000   Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19                                               203,452
              St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
    800,000     Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                                 828,432
  1,140,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                                 1,171,054
  1,076,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                                 1,156,980
  3,000,000     Series 2002A (Upper Landing Proj.), 6.80%, 3/1/29                                                         3,014,340
  2,000,000     Series 2002B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                                       1,983,520
  1,300,000     Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                           1,302,262
  1,335,000     Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                                        1,334,880
    845,000   Steele Co.  Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20                             912,423
              Victoria Recreational Facility Gross Rev. Series 2002:
     70,000     4.75%, 2/1/12                                                                                                72,395
     75,000     4.75%, 8/1/12                                                                                                77,566
     85,000     5.10%, 8/1/15                                                                                                87,593
              Virgin Islands Public Fin. Auth. Rev.:
    800,000     Senior Lien Fund Series 1998C, 5.50%, 10/1/04                                                               800,080
    200,000     Gross Receipts Taxes Loan Note Series 1999A, 5.625%, 10/1/10                                                214,468
                                                                                                                    ---------------
                                                                                                                         18,860,138
                                                                                                                    ---------------
Total municipal bonds (cost: $208,246,480)                                                                              207,715,411
                                                                                                                    ---------------
SHORT-TERM SECURITIES (4.3%) (2)
  2,295,770   Federated Minnesota Municipal Cash Fund, 1.28%                                                              2,295,770
  3,500,000   Hennepin Co. G.O. Series, variable rate, 12/1/20                                                            3,500,000
    700,000   Minneapolis Conv. Ctr. G.O. Series, variable rate, 12/1/18                                                    700,000
    300,000   Minneapolis Various Proj. G.O. Series, variable rate, 12/1/18                                                 300,000
  1,000,000   Minneapolis Library G.O. Series, variable rate, 12/1/32                                                     1,000,000
  1,500,000   Southern MN Muni Pwr. Agy. CP, 1.60%, 10/7/04                                                               1,500,000
     42,004   Wells Fargo Minnesota Municipal Cash Fund, 0.90%                                                               42,004
                                                                                                                    ---------------
Total Short-Term Securities (cost: $9,337,774)                                                                            9,337,774
                                                                                                                    ---------------
Total investments in securities (cost: $217,584,254) (7)                                                               $217,053,185
                                                                                                                    ===============

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit Florida Tax-Free Income Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
FIXED-INCOME MANAGEMENT TEAM
================================================================================

       The Florida Tax Free Income Fund returned +0.65% for the six months ended September 30, 2004 compared with a return of +0.62% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.06% as of September 30th. The Fund's taxable equivalent yield of 6.25% for investors in the highest federal tax bracket compares favorably with taxable alternatives.

       The Fund's implied duration is 2.7 years. The Fund's shorter duration was a positive factor in the April through June period. Bond yields rose sharply in April and May in anticipation of a shift to a less accommodative monetary policy. Indeed, the Federal Reserve began a series of short-term rate increases on June 30th in response to strong economic growth. As economic growth moderated, bond yields declined somewhat from June through September, although they remained at higher levels than at the end of March.

       Three of the four largest market sectors in which the Fund invests each earned returns more than 0.75% higher than the Index returns for the six month period. The three strongest performing sectors account for more than 80% of the Fund's assets. The only sector that had weak performance was the multi-family housing sector, which lagged the Index by approximately 2% reflecting concerns about hurricane damage, insurance costs and weaker occupancy. The multifamily sector represents approximately 14% of the Fund's assets.

       We expect moderate economic growth at an annual rate of about +3.5% through 2005. This sustained growth is expected to prompt the Federal Reserve to further increase the federal funds rate to the 2% level by the end of 2004, and to the 3% to 3.5% level by the end of 2005. Sustained moderate economic growth and higher short term interest rate levels is expected to be reflected in moderately higher bond yields across the bond yield curve with a flattening trend for the yield curve. The Fund's relatively short duration will provide for substantial reinvestment opportunities at higher yield levels in longer duration bonds during 2005.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

       The objective of the Florida Tax-Free Income Fund is to provide a high level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

       The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

            Net Asset Value   9/30/04:       $9.97 Per Share
                              3/31/04:      $10.05 Per Share
                     Total Net Assets:        $3.0 Million
                     30-day SEC Yield:        4.06%
                 Tax Equivalent Yield:        6.25%(1)
           12-Month Distribution Rate:         n/a
                     Average Maturity:        11.3 Years
      Duration to Estimated Avg. Life:         2.1 Years(2)
                     Implied Duration:         2.7 Years(2)

(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                 Insured                                     54.4
                 Multifamily Mortgage Revenue                13.9
                 Other Revenue Bonds                         13.5
                 Hospital/Health Care Revenue                13.0
                 Sectors less than 3.0%                       4.3
                 Cash & Other Net Assets                      0.9

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================================================================================

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                       SIT              LEHMAN          LIPPER FL
                   FL TAX-FREE      5-YEAR MUNI.        MUNI-BOND
                   INCOME FUND       BOND INDEX         FUND INDEX
                   -----------      ------------        ----------
3 Month**              1.27%             2.83%             3.28
6 Month**              0.65              0.62              n/a
1 Year                 n/a               n/a               n/a
3 Years                n/a               n/a               n/a
5 Years                n/a               n/a               n/a
Inception**            1.74              1.91              2.60
   (12/31/03)
--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                       SIT              LEHMAN          LIPPER FL
                   FL TAX-FREE      5-YEAR MUNI.        MUNI-BOND
                   INCOME FUND       BOND INDEX         FUND INDEX
                   -----------      ------------        ----------
1 Year                 n/a               n/a               n/a
3 Years                n/a               n/a               n/a
5 Years                n/a               n/a               n/a
Inception             1.74%             1.91%             2.60
   (12/31/03)

*AS OF 9/30/04                                               **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.


(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                                GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (12/31/03) and held until 9/30/04 would have grown to $10,174 in the Fund or $10,191 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                 QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                                                     LOWER OF MOODY'S,
                  [PIE CHART]                       S&P, FITCH OR DUFF &
                                                    PHELPS RATINGS USED.
                Other Assets
               and Liabilities
                    0.9%

                     AAA
                    50.5%

                     BBB                               Assessment of
                    14.0%                          Non-Rated Securities
                                                   --------------------
                     AA                                 AAA    1.1%
                    5.9%                                 AA    0.0
                                                          A    0.0
                     Not                                BBB    0.0
                    Rated                                BB   10.6
                    11.7%                                    ------
                                                      Total   11.7%
                      A                            --------------------
                    17.0%

================================================================================
Sit Florida Tax-Free Income Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%) (2)
    HOSPITAL/HEALTH CARE (13.0%)
                Highlands Co. Hlth. Facs. Auth. Rev.:
       40,000     Series 2002 (Adventist Health Sys./Sunbelt Proj.), 3.35%, 11/15/32                                         40,498
       25,000     Series 2003D (Adventist Health Sys. Proj.), 5.875%, 11/15/29                                               26,680
       25,000   Hillsborough Co. Industrial Dev. Auth. Hosp. Rev. Refunding Series 2003A (Tampa General
                  Hosp. Proj.), 2.50%, 10/1/05                                                                               25,054
                Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
       25,000     5.25%, 10/1/10                                                                                             26,812
       50,000     5.50%, 10/1/14                                                                                             52,871
       65,000   Martin Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 2002B (Martin Memorial Medical
                  Center Proj.), 3.35%, 11/15/04                                                                             65,086
       50,000   Miami Hlth. Fac. Auth. Rev. Series 2003B (Catholic Hlth. East Proj.), 2.50%, 11/15/05                        50,243
      100,000   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13                  103,026
                                                                                                                       ------------
                                                                                                                            390,270
                                                                                                                       ------------
    INDUSTRIAL/POLLUTION CONTROL (1.5%)
      45,000   Dunes Cmnty. Dev. Dist. Rev. Refunding Series 1993 (Intracoastal Waterway Bridge Proj.),
                  5.50%, 10/1/07                                                                                             45,455
                                                                                                                       ------------

    INSURED (54.4%)
      90,000   Brevard Co. School Board C.O.P. Series 1996B (Ambac insured), 5.50%, 7/1/21                                   96,242
      50,000   Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured),
                 5.40%, 5/1/13                                                                                               52,952
     210,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                 (MBIA insured), 5.25%, 5/15/21                                                                             211,478
      80,000   Dade Co. Public Fac. Rev. Series 1993 (Jackson Mem. Hosp. Proj.)(MBIA insured), 5.25%, 6/1/23                 80,962
      20,000   Dade Co. Water & Sewer System Rev. Series 1995 (FGIC insured), 5.50%, 10/1/18                                 21,078
      50,000   Escambia Co. Hlth. Fac. Auth. Rev. Series 2000 (Ambac insured), 5.95%, 7/1/20                                 51,403
      50,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(Ambac insured), 5.75%, 10/1/30              52,382
      75,000   Fort Myers Impt. Rev. Series 1992C (Ambac Insured), 5.70%, 12/1/05                                            75,242
     100,000   Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998A (Halifax Mgmt. Sys. Proj.)
                 (ACA insured), 5.00%, 4/1/12                                                                               103,396
     100,000   Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                 (Radian insured), 5.75%, 4/1/18                                                                            111,181
      30,000   Lee Co. Transportation Fac. Rev. Series 1995 (MBIA Insured), 5.75%, 10/1/27                                   31,526
      55,000   Naples Hosp. Rev. Refunding Series 1993 (Cmnty. Hosp. Inc. Proj)(MBIA insured), 5.25%, 10/1/14                55,698
      50,000   Orange Co. Hlth. Facs. Auth. Rev. Series 1995 (Adventist Hlth. Sys.)(Ambac insured), 5.25%, 11/15/20          52,319
      65,000   Osceola Co. School Board C.O.P. Series 1995A
                 (Ambac insured), 5.25%, 6/1/10                                                                              67,116
      90,000   Polk Co. Cap Impt. Rev. Refunding Series 1994 (FGIC insured), 5.00%, 12/1/11                                  92,280
               Port Everglades Auth. Rev. Refunding & Impt. Series 1989A:
      45,000     (FSA insured), 5.00%, 9/1/16                                                                                45,424
     150,000     (MBIA-IBC insured), 5.00%, 9/1/16                                                                          151,414

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
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITY ($)  NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Univ. of South FL Rev. Hsg. Fac. Series 1997A (MBIA insured), 5.35%, 7/1/15                                   53,106
      25,000   Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured), 5.625%, 8/15/26              26,677
     140,000   Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998A (MBIA insured), 5.00%, 11/1/21                 145,012
      50,000   Volusia Co. Hlth. Fac. Auth. Rev. Refunding & Impt. Series 1994 (Hosp. Fac. - Memorial Hlth. Proj)
                 (Ambac insured), 5.75%, 11/15/13                                                                            51,233
                                                                                                                       ------------
                                                                                                                          1,628,121
                                                                                                                       ------------
    MULTIFAMILY MORTGAGE (13.9%)
      45,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village Square
                 Apts. Proj.), 4.75%, 6/1/13                                                                                 43,173
      75,000   Collier Co. Health Fac. Auth. Rev. Refunding Series 1994 (Moorings, Inc. Proj.), 7.00%, 12/1/19               77,106
      45,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15                     47,850
      60,000   Lee Co. Industrial Dev. Auth. Hlth. Care Fac. Rev. Series 1999A (Shell Point Village Proj.),
                 5.25%, 11/15/04                                                                                             60,218
      70,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05                            69,710
      55,000   Palm Beach Hsg. Fin. Auth. Rev. Refunding Series 1997A, 5.95%, 10/20/31                                       55,966
      60,000   Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                 5.625%, 11/15/20                                                                                            61,408
                                                                                                                       ------------
                                                                                                                            415,431
                                                                                                                       ------------
    UTILITY (2.8%)
               Jacksonville Elec. Auth Rev.:
      50,000     Refunding Series 1997-2-14 (St. John's River Proj.), 4.90%, 10/1/08                                         52,158
      30,000     Water & Sewer Series 2000A, 4.50%, 10/1/09                                                                  30,868
                                                                                                                       ------------
                                                                                                                             83,026
                                                                                                                       ------------
    OTHER REVENUE BONDS (13.5%)
     100,000   Capital Trust Agy. Rev. Series 2002A (Seminole Tribe Convention Proj.), 8.50%, 10/1/07                       105,416
      25,000   Capital Region Cmnty. Dev. Dist. Rev. Series 2001B, 5.95%, 5/1/06                                             25,051
      50,000   Double Branch Cmnty. Dev. Dist. Rev. Series 2003C, 5.125%, 5/1/08                                             50,284
     100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003B, 5.75%, 5/1/13                                      101,469
      45,000   Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001B, 6.00%, 5/1/08                                      45,208
      40,000   Parklands West Cmnty. Dev. Dist. Rev. Series 2001B, 6.00%, 5/1/06                                             40,045
      35,000   Reunion East Cmnty. Dev. Dist. Series 2002B, 5.90%, 11/1/07                                                   35,124
                                                                                                                       ------------
                                                                                                                            402,597
                                                                                                                       ------------

Total municipal bonds (cost: $2,967,230)                                                                                  2,964,900
                                                                                                                       ------------

Total investments in securities (cost: $2,967,230) (7)                                                                   $2,964,900
                                                                                                                       ============

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit Bond Fund
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS,  MICHAEL C. BRILLEY AND BRYCE A. DOTY, CFA
PORTFOLIO MANAGER, MARK H. BOOK, CFA
================================================================================

       The Sit Bond Fund returned +1.22% during the past six months while the Lehman Aggregate Bond Index returned +0.68%. The Funds 30-day SEC yield was 5.52% and its 12-month distribution rate was 4.92%.

       Both the mortgage and asset-backed sectors provided strong returns as prepayments stabilized during the period. Corporate bonds provided much lower returns as fears of slowing profits reduced demand for this sector. U.S. Treasury securities provided superior returns versus any other sector during the past six months, as Treasuries were purchased at attractive levels following spikes in interest rates. However, the low portfolio weighting of this sector limited the net effect to overall returns. The Fund benefited from security selection within both the asset-backed and mortgage sectors, as well as its under weighting of 3 and 5 year maturity securities, the worst performing part of the yield curve.

       We expect overall interest rates to remain low in the near term, as concerns regarding the outcome of upcoming elections and fear of a pre-election terrorist attack are expected to keep demand for U.S. Treasuries strong. However, we expect economic growth to continue over the longer term, driving interest rates higher. Therefore, we will continue to maintain the Fund's defensive position by emphasizing securities that provide high levels of current income. In addition, we have maintained a portfolio composition designed to provide price stability during periods of rising interest rates.

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

       The investment objective of the Fund is to maximize total return, consistent with preservation of capital. The Fund will pursue its objective by investing in a diversified portfolio of fixed-income securities which include, but are not limited to, the following: U.S. government securities; corporate debt securities; corporate commercial paper; mortgage and other asset-backed securities.

--------------------------------------------------------------------------------
                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

       Net Asset Value    9/30/04:        $9.94  Per Share
                          3/31/04:       $10.07  Per Share
                 Total Net Assets:        $14.7  Million
                 30-day SEC Yield:         5.52%
       12-Month Distribution Rate:         4.92%
                 Average Maturity:         18.3 Years
               Effective Duration:          3.8 Years(1)

--------------------------------------------------------------------------------
                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [BAR CHART]

               Corporate Bonds & Notes                     28.5
               Mortgage Pass-Through                       25.3
               Asset-Backed Securities                     19.6
               Closed-End Mutual Funds                      8.3
               Collateralized Mortgage Obligations          7.3
               Taxable Municipal                            5.9
               U.S. Treasury                                2.0
               Cash & Other Net Assets                      3.1



58

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--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                                    LIPPER INTER.
                      SIT            LEHMAN          INVESTMENT
                     BOND          AGGREGATE         GRADE BOND
                     FUND         BOND INDEX         FUND INDEX
                     ----         ----------        -------------
3 Month**            3.22%           3.20%              3.03%
6 Month**            1.22            0.68                n/a
1 Year               5.35            3.68               3.63
5 Years              6.60            7.48               7.04
10 Years             7.00            7.66               7.09
Inception            6.26            6.77               6.24
   (12/1/93)

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                                                    LIPPER INTER.
                     SIT             LEHMAN          INVESTMENT
                    BOND           AGGREGATE         GRADE BOND
                    FUND          BOND INDEX          FUND INDEX
                    ----          ----------        -------------
1 Year               5.35%            3.68%              3.63%
5 Years             37.65            43.43              40.50
10 Years            96.71           109.18              98.35
Inception           93.07           103.41              92.81
    (12/1/93)

*AS OF 9/30/04.                                               **NOT ANNUALIZED.
--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN AGGREGATE BOND INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.



--------------------------------------------------------------------------------
                                GROWTH OF $10,000
--------------------------------------------------------------------------------

                                  [FLOW CHART]

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/04 would have grown to $19,307 in the Fund or $20,341 in the Lehman Aggregate Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                 QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                                      Other
                                     Assets
                                       and
                                   Liabilities
                                      3.1%

                                  Govt. Agency
                                     Backed
                                   Securities
                                      31.4%

                                       AAA
                                      12.1%

                                       BBB
                                      19.7%

                                  Less Than BBB
                                      1.3%

                                        A
                                      30.4%

                                  U.S. Treasury
                                      2.0%

                      LOWER OF MOODY'S OR S&P RATING USED.

================================================================================
Sit Bond Fund
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY ($)         NAME OF ISSUER                          MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (2.0%) (2)
      1,000,000  U.S. Treasury Strips, Zero Coupon,
                    6.04% Effective Yield, 11/15/27                    301,040
   (cost:  $267,204)                                           ---------------

ASSET-BACKED SECURITIES (19.6%) (2)
         82,435  Advanta Mortgage Loan Trust
                    Series 1999-3 A4, 7.75%, 10/25/26                   85,638
         71,206  Bear Stearns Securities, Inc.
                    Series 2000-1 AF, 7.52%, 3/25/30                    72,659
        150,000  Chase Funding Mtg. Series 2002-1,
                    6.595%, 2/25/32                                    157,845
        400,000  Conseco Home Equity Loan Series
                    2002-A A5, 7.05%, 4/15/32                          432,649
        177,445  Conseco Mfg. Housing Series,
                    2002-2 A2, 6.03%, 3/1/33                           180,576
                 Deutsche Financial Capital Securitization:
        130,334     Series 1997-I A3, 6.75%, 9/15/27                   135,224
         62,455     Series 1998-I A3, 6.10%, 4/15/28                    63,238
        180,048  FMAC Trust Series 1997C, 6.75%, 12/15/19              179,827
                 Green Tree Financial Corp.:
         40,955     1995-5 A6, 7.25%, 9/15/26                           42,648
         94,964     1997-1 A6, 7.29%, 3/15/28                          102,511
        189,313     1998-1 A6, 6.33%, 11/1/29                          196,834
         73,758     1998-3 A6, 6.76%, 3/1/30                            77,334
        200,000     1999-1 A5, 6.11%, 9/1/23                           206,596
        177,767     1999-4 A5, 6.97%, 5/1/31                           184,051
         24,780  Green Tree Home Equity Loan Trust
                    Series 1999-D A5, 7.88%, 9/15/30                    25,045
                 Indymac Manufactured Housing Contract:
        169,618     1998-2 A3, 6.20%, 9/25/17                          171,687
        127,213     1998-2 A4, 6.64%, 12/25/27                         130,501
         68,596  Oakwood Mortgage Investors, Inc.
                    Series 1997-D A4, 6.725%, 2/15/28                   71,240
        150,000  Origen Mfg. Housing
                    Series 2001A, 7.08%, 3/15/32                       155,675
        200,000  UCFC Mfg. Housing Contract
                    Series1998-2 A3, 6.16%, 8/15/19                    200,670
                                                               ---------------
Total asset-backed securities                                        2,872,448
   (cost:  $2,819,872)                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (7.3%) (2)
         98,546  Countrywide Home Loans Series 2002-27 A8,
                    4.00%, 12/25/32                                     99,099
        141,237  FHLMC Series 2647-A, 3.25%, 4/15/32                   138,966
        264,453  FHLMC Series 2694-BA, 4.00%, 6/15/31                  265,343
        110,238  FNMA Series 1990 45J, 9.50%, 5/25/20                  122,834
        287,222  Vendee Mortgage Trust Series 1999-1 2Z,
                    6.50%, 12/15/28                                    306,299
        134,890  Washington Mutual Series 2002-S8 A7,
                    5.25%, 1/25/18                                     136,640
                                                               ---------------
Total collateralized mortgage obligations                            1,069,181
    (cost:  $1,048,190)                                        ---------------

CORPORATE BONDS & NOTES (28.5%) (2)
        200,000  Bank of New York Capital, 7.97%, 12/31/26             226,824
        200,000  Barnett Capital (BOA), 8.06%, 12/1/26                 223,151
        297,181  Canadian Natl. Railway Co. Series 1997-A2,
                    7.195%, 1/2/16                                     346,047
        100,000  Conoco Philips, 8.00%, 1/15/37                        113,554
        338,579  Continental Airlines Series 2000-2, 7.707%,
                    4/2/21                                             329,003
         42,000  CSX Transportation, Inc., 9.75%, 6/15/20               57,384

        100,000  Delta Air Lines Series 2002-1, 6.417%, 7/2/12         101,527
        300,000  First Hawaiian Capital Trust, 8.343%, 7/1/27          341,310
        300,000  Ford Motor Credit Co., 7.20%, 6/15/07                 324,094
        100,000  General Motors Corp., 8.80%, 3/1/21                   109,546
         50,000  McDonald's Corp., 7.31%, 9/15/27                       53,603
        200,000  Morton Intl., Inc., 9.25%, 6/1/20                     276,319
        100,000  Narragansett Electric Co., 7.39%, 10/1/27             105,919
         58,000  Norfolk Southern Railway, 9.75%, 6/15/20               79,607
                 Northwest Airlines Corp.:
        161,633     7.935%, 10/1/20                                    176,668
        357,075     8.072%, 10/1/19                                    392,299
         50,000  Prologis Trust, 7.625%, 7/1/17                         59,953
        360,108  Southwest Air Co., 7.67%, 1/2/14                      404,467
        100,000  Union Pacific Corp., 7.00%, 2/1/16                    114,778
        100,000  US Bancorp Capital, 8.27%, 12/15/26                   115,546
        200,000  Wells Fargo Capital, 7.96%, 12/15/26                  226,576
                                                                --------------
Total corporate bonds & notes                                        4,178,175
    (cost:  $4,071,792)                                         --------------

60
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--------------------------------------------------------------------------------
QUANTITY ($)         NAME OF ISSUER                          MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (25.3%) (2)(3)
                 Federal Home Loan Mortgage Corporation:
         72,334     3.08%, 5/1/34                                       71,870
        248,729     8.00%, 11/15/29                                    269,213
        188,038     8.375%, 5/17/20                                    204,535
         96,720     9.00%, 3/1/21                                      108,255
         26,375     9.00%, 7/1/22                                       29,605
         18,334     9.00%, 7/1/30                                       20,297
        164,834     9.00%, 8/1/30                                      182,484
         52,382     9.50%, 8/1/16                                       59,354
         65,379     9.50%, 12/1/22                                      73,953
         46,590     9.50%, 12/1/22                                      52,574
          5,919     10.25%, 9/1/09                                       6,475
         11,044     10.75%, 3/1/11                                      12,150
                 Federal National Mortgage Association:
        145,124     4.023%, 4/1/33                                     145,950
        271,293     7.00%, 5/1/32                                      287,793
        173,133     7.50%, 6/1/32                                      186,194
         41,021     8.50%, 2/1/25                                       45,312
        119,780     8.50%, 5/1/30                                      132,052
        102,688     9.00%, 1/1/15                                      115,467
         93,272     9.00%, 12/1/19                                     103,968
         24,616     9.50%, 4/1/25                                       27,759
         54,590     9.75%, 1/15/13                                      60,299
         42,503     10.25%, 8/15/13                                     47,262
         93,936     10.50%, 5/1/19                                     104,897
         41,420     11.00%, 9/1/19                                      46,632
         44,707     11.00%, 11/1/20                                     50,172
                 Government National Mortgage Association:
         79,066     7.90%, 8/20/21                                      86,251
         59,397     8.00%, 4/15/17                                      65,035
         93,731     8.50%, 10/15/24                                    103,514
        121,426     8.50%, 11/20/26                                    133,151
         52,340     8.50%, 10/15/24                                     57,802
         53,821     8.75%, 11/15/09                                     59,413
          7,659     9.00%, 10/15/06                                      8,040
         10,017     9.00%, 9/15/08                                      10,803
          9,199     9.00%, 4/15/09                                      10,018
         22,079     9.00%, 4/15/09                                      24,044
        138,096     9.00%, 6/15/09                                     148,629
          2,508     9.00%, 8/15/11                                       2,818
         51,634     9.00%, 1/15/17                                      59,118
          6,957     9.00%, 8/20/19                                       7,811
          5,582     9.00%, 6/20/21                                       6,280
          8,194     9.00%, 12/20/21                                      9,218
         60,448     9.00%, 2/20/27                                      67,466
         12,354     9.25%, 5/15/10                                      13,932
        191,777     9.25%, 10/15/11                                    217,271
          8,044     9.50%, 11/15/05                                      8,291
         19,158     9.50%, 2/15/11                                      21,799
         54,297     9.50%, 5/20/16                                      61,158
          3,702     9.50%, 5/20/18                                       4,181
         41,583     9.50%, 7/20/18                                      46,969
         19,983     9.50%, 7/20/18                                      22,571
            484     9.50%, 4/15/20                                         549
          4,978     9.50%, 11/15/21                                      5,650
                                                                --------------
Total mortgage pass-through securities                               3,706,304
   (cost:  $3,633,571)                                          --------------


TAXABLE MUNICIPAL SECURITIES (5.9%) (2)
        250,000  Academica Charter Sch. Series 2004,
                    7.93%, 8/15/19                                     253,600
         20,000  Bernalillo Multifamily. Series 1998A,
                    7.50%, 9/20/20                                      22,048
                 CA Rural HMFA Single Family Mtg. Rev.:
         37,995     Series 2002C, 6.75%, 3/1/24                         38,106
         50,000     Series 2003A, 5.25%, 12/1/24                        50,144
        150,000     Series 2004A, 5.375%, 6/1/29                       150,035
        200,000  Pueblo of Santa Ana, NM C.O.P., 5.875%, 4/1/24        208,226
         90,000  Reeves Co. TX C.O.P., 7.25%, 6/1/11                    92,250
         55,550  Tobacco Settlement Series 2001A,
                    7.67%, 5/15/16                                      56,137
                                                                --------------
Total taxable municipal securities                                     870,546
   (cost:  $858,028)                                            --------------

CLOSED-END MUTUAL FUNDS (8.3%) (2)
        9,925  American Select Portfolio                               136,370
        8,145  American Strategic Income Portfolio (I)                 105,478
       38,394  American Strategic Income Portfolio (II)                506,417
       37,672  American Strategic Income Portfolio (III)               472,407
                                                                --------------

Total closed-end mutual funds                                        1,220,672
   (cost:  $1,128,649)                                          --------------

SHORT-TERM SECURITIES (2.5%) (2)
      250,000  Dreyfus Gov't Cash Mgmt. Fund, 1.43%                    250,000
      110,000  Sit Money Market Fund, 1.13% (6)                        110,000
                                                                --------------
Total short-term securities                                            360,000
   (cost:  $360,000)                                            --------------

Total investments in securities
   (cost:  $14,187,306) (7)                                        $14,578,366
                                                                ==============

                 See accompanying notes to portfolios of investments on page 62.

================================================================================
Sit Mutual Funds
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
================================================================================

(1) Securities are valued by procedures described in note 1 to the financial statements.

(2)    Percentage figures indicate percentage of total net assets.

(3) At September 30, 2004, 4.7% of net assets in the U.S. Government Securities Fund and 2.9% of net assets in the Bond Fund were invested in GNMA mobile home pass-through securities.

(4) Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2004, 13.9% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5) Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities ("Restricted Securities") held by the Funds which have been determined to be liquid by the Adviser in accordance to guidelines established by the Board of Directors.

(6) This security represents an investment in an affiliated party. See notes to the accompanying financial statements.

(7) At September 30, 2004 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                                                            U.S.
                                                       MONEY             GOVERNMENT           TAX-FREE
                                                      MARKET             SECURITIES            INCOME
                                                       FUND                 FUND                FUND
                                                -------------------------------------------------------------
Cost for federal income tax purposes                 $44,676,554         $260,941,415        $334,971,166
                                                =============================================================

Unrealized appreciation (depreciation) on
  investments:
      Gross unrealized appreciation                    -----               $4,957,299          $7,280,766
      Gross unrealized depreciation                    -----                 (863,948)         (9,740,638)
                                                -------------------------------------------------------------

Net unrealized appreciation (depreciation)             -----               $4,093,351         ($2,459,872)
                                                =============================================================

                                                     MINNESOTA            FLORIDA
                                                     TAX-FREE             TAX-FREE
                                                      INCOME               INCOME               BOND
                                                       FUND                 FUND                FUND
                                                -------------------------------------------------------------
Cost for federal income tax purposes                $217,584,254           $2,967,230         $14,187,306
                                                =============================================================

Unrealized appreciation (depreciation) on investments:
      Gross unrealized appreciation                   $4,134,451               $9,867            $439,724
      Gross unrealized depreciation                   (4,665,520)             (12,197)            (48,664)
                                                -------------------------------------------------------------

Net unrealized appreciation (depreciation)              $531,069              ($2,330)           $391,060
                                                =============================================================

(8) These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2004, is $8,144,875 and $641,090 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 2.4% and 0.3% of the Fund's net assets, respectively.

(9) Presently non-income producing securities. Items identified are in default as to payment of interest.

62

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                                                                              63

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Sit Mutual Funds
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
================================================================================

                                                              U.S.
                                          MONEY            GOVERNMENT           TAX-FREE
                                          MARKET           SECURITIES            INCOME
ASSETS                                     FUND               FUND                FUND
                                   ------------------  ------------------  ------------------
Investments in securities, at
   identified cost ..............         $44,676,554        $260,941,415        $334,971,166
                                   ==================  ==================  ==================

Investments in securities, at
   market value - see
   accompanying schedules for
   detail .......................         $44,676,554        $265,034,766        $332,511,295
Cash in bank on demand
   deposit ......................             765,648              ------              ------
Accrued interest and dividends
   receivable ...................              ------           1,523,017           5,204,783
Receivable for investment
   securities
   sold .........................              ------              ------             150,693
Receivable for principal
   paydowns .....................              ------             391,680              ------
Other
   receivables ..................              ------              ------              ------
Receivable for Fund shares
   sold .........................              ------              49,683              13,555
                                   ------------------  ------------------  ------------------

          Total
          assets ................          45,442,202         266,999,146         337,880,326
                                   ------------------  ------------------  ------------------


LIABILITIES
Disbursements in excess of
   cash
   balances .....................              ------                 883                  14
Payable for investment securities
   purchased ....................              ------           4,173,509             526,725
Payable for Fund shares
   redeemed .....................              ------             437,943              23,266
Cash portion of dividends
   payable to shareholders ......              43,573             771,635           1,199,177
Other
   payables .....................              ------               2,221              11,019
Accrued investment management
   and advisory services fee ....              20,197             173,583             213,311
                                   ------------------  ------------------  ------------------

          Total liabilities .....              63,770           5,559,774           1,973,512
                                   ------------------  ------------------  ------------------

Net assets applicable to
   outstanding capital stock ....         $45,378,432        $261,439,372        $335,906,814
                                   ==================  ==================  ==================

   Capital Stock
   Par ..........................              $0.001               $0.01              $0.001

   Authorized shares (000's) ....          10,000,000          10,000,000          10,000,000
   Outstanding shares ...........          45,381,517          24,318,759          34,115,256
                                   ==================  ==================  ==================

Net asset value per share of
   outstanding capital stock ....               $1.00              $10.75               $9.85
                                   ==================  ==================  ==================

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         MINNESOTA                    FLORIDA
          TAX-FREE                   TAX-FREE
           INCOME                     INCOME                       BOND
            FUND                       FUND                        FUND
      -----------------          ------------------          ------------------

          $217,584,254                  $2,967,230                 $14,187,306
      =================          ==================          ==================




          $217,053,185                  $2,964,900                 $14,578,366

                13,468                      56,086                         540

             3,379,833                      57,552                     153,856

                ------                      ------                      ------

                ------                      ------                       2,519

                 2,165                      ------                      ------

               107,200                      ------                       7,212
      -----------------          ------------------          ------------------

           220,555,851                   3,078,538                  14,742,493
      -----------------          ------------------          ------------------




                ------                      ------                      ------

             1,559,277                      77,845                      ------

                ------                      ------                           5

               763,359                       7,475                      63,483

                ------                      ------                         399

               142,663                       1,946                       9,640
      -----------------          ------------------          ------------------

             2,465,299                      87,266                      73,527
      -----------------          ------------------          ------------------


          $218,090,552                  $2,991,272                 $14,668,966
      =================          ==================          ==================

                $0.001                      $0.001                      $0.001

            10,000,000                  10,000,000                  10,000,000
            21,566,974                     300,016                   1,476,053
      =================          ==================          ==================


                $10.11                       $9.97                       $9.94
      =================          ==================          ==================


                See accompanying notes to financial statements on pages 70 - 74.

                                                                              65

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Sit Mutual Funds
SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
================================================================================

                                                                            U.S.
                                                        MONEY             GOVERNMENT           TAX-FREE
                                                        MARKET            SECURITIES            INCOME
                                                         FUND                FUND                FUND
                                                    ---------------     ---------------     ---------------
INVESTMENT INCOME:
    INCOME:
       Interest ................................           $284,607          $5,565,020          $8,011,106
                                                    ---------------     ---------------     ---------------
             Total income ......................            284,607           5,565,020           8,011,106
                                                    ---------------     ---------------     ---------------

    EXPENSES (NOTE 3):
       Investment management and
          advisory services fee ................            181,850           1,138,548           1,355,255
          Less fees and expenses absorbed
             by investment adviser .............            (68,151)            (50,137)            (44,064)
                                                    ---------------     ---------------     ---------------

          Total net expenses ...................            113,699           1,088,411           1,311,191
                                                    ---------------     ---------------     ---------------

          Net investment income ................            170,908           4,476,609           6,699,915
                                                    ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
       Net realized gain (loss) ................               ----              58,385            (835,148)

       Net change in unrealized appreciation
          (or depreciation) on investments .....               ----          (1,363,375)         (1,133,154)
                                                    ---------------     ---------------     ---------------

          Net gain (loss) on investments .......               ----          (1,304,990)         (1,968,302)
                                                    ---------------     ---------------     ---------------

Net increase (decrease)  in net assets resulting
    from operations ............................           $170,908          $3,171,619          $4,731,613
                                                    ===============     ===============     ===============












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           MINNESOTA                  FLORIDA
            TAX-FREE                  TAX-FREE
             INCOME                    INCOME                    BOND
              FUND                      FUND                     FUND
         ---------------           ---------------          ---------------


             $5,553,751                   $51,861                  $428,890
         --------------           ---------------           ---------------
              5,553,751                    51,861                   428,890
         --------------           ---------------           ---------------



                860,506                    11,215                    58,969


                   ----                      ----                      ----
         --------------           ---------------           ---------------

                860,506                    11,215                    58,969
         --------------           ---------------           ---------------

              4,693,245                    40,646                   369,921
         --------------           ---------------           ---------------



               (156,793)                   (8,725)                  (37,325)


             (3,073,608)                  (10,304)                 (152,728)
         --------------           ---------------           ---------------

             (3,230,401)                  (19,029)                 (190,053)
         --------------           ---------------           ---------------


             $1,462,844                   $21,617                  $179,868
         ==============           ===============           ===============

                See accompanying notes to financial statements on pages 70 - 74.

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Sit Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                  MONEY MARKET                  U.S. GOVERNMENT
                                                                      FUND                      SECURITIES FUND
                                                        ------------------------------   -------------------------------
                                                          SIX MONTHS                      SIX MONTHS
                                                            ENDED                            ENDED
                                                        SEPTEMBER 30,     YEAR ENDED      SEPTEMBER 30,     YEAR ENDED
                                                             2004         MARCH 31,           2004           MARCH 31,
                                                         (UNAUDITED)         2004          (UNAUDITED)         2004
                                                        -------------    -------------    -------------    -------------
OPERATIONS:
   Net investment income ............................   $     170,908    $     364,564    $   4,476,609    $   8,386,081
   Net realized gain (loss) on investments ..........            ----             ----           58,385       (1,912,803)
   Net change in unrealized appreciation
      (depreciation) of investments .................            ----             ----       (1,363,375)        (443,196)
                                                        -------------    -------------    -------------    -------------

      Net increase (decrease) in net assets resulting
           from operations ..........................         170,908          364,564        3,171,619        6,030,082
                                                        -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................        (170,908)        (364,564)      (4,476,609)      (8,386,081)
   Net realized gains on investments ................            ----             ----             ----             ----
                                                        -------------    -------------    -------------    -------------

      Total distributions ...........................        (170,908)        (364,564)      (4,476,609)      (8,386,081)
                                                        -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ........................      93,994,462      293,752,413       33,799,043      138,253,374
   Reinvested distributions .........................         112,179          253,263        4,205,480        7,544,075
   Payments for shares redeemed .....................     (93,338,184)    (323,238,848)     (62,701,792)    (264,839,538)
                                                        -------------    -------------    -------------    -------------

      Increase (decrease) in net assets from
          capital share transactions ................         768,457      (29,233,172)     (24,697,269)    (119,042,089)
                                                        -------------    -------------    -------------    -------------

          Total increase (decrease) in net assets ...         768,457      (29,233,172)     (26,002,259)    (121,398,088)
NET ASSETS
   Beginning of period ..............................      44,609,975       73,843,147      287,441,631      408,839,719
                                                        -------------    -------------    -------------    -------------
   End of period ....................................   $  45,378,432    $  44,609,975    $ 261,439,372    $ 287,441,631
                                                        =============    =============    =============    =============
NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus) ..........   $  45,378,432    $  44,609,975    $ 261,727,708    $ 286,424,977
   Undistributed (distributions in excess of) net
      investment income .............................            ----             ----             ----             ----
   Accumulated net realized gain (loss) from
      security transactions .........................            ----             ----       (4,381,686)      (4,440,071)
   Unrealized appreciation (depreciation)
      on investments ................................            ----             ----        4,093,350        5,456,725
                                                        -------------    -------------    -------------    -------------

                                                        $  45,378,432    $  44,609,975    $ 261,439,372    $ 287,441,631
                                                        =============    =============    =============    =============

CAPITAL TRANSACTIONS IN SHARES:
   Sold .............................................      93,994,462      293,752,412        3,165,851       12,864,871
   Reinvested distributions .........................         112,179          253,263          393,009          702,008
   Redeemed .........................................     (93,338,184)    (323,238,848)      (5,868,784)     (24,694,458)
                                                        -------------    -------------    -------------    -------------

Net increase (decrease) .............................         768,457      (29,233,173)      (2,309,924)     (11,127,579)
                                                        =============    =============    =============    =============

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
            TAX-FREE                    MINNESOTA TAX-FREE                FLORIDA TAX-FREE                      BOND
          INCOME FUND                     INCOME FUND                        INCOME FUND                        FUND
------------------------------    ------------------------------    -----------------------------   ------------------------------
  SIX MONTHS                       SIX MONTHS                        SIX MONTHS                     SIX MONTHS
    ENDED                            ENDED                              ENDED        THREE MONTHS      ENDED
SEPTEMBER 30,      YEAR ENDED     SEPTEMBER 30,     YEAR ENDED      SEPTEMBER 30,       ENDED       SEPTEMBER 30,     YEAR ENDED
     2004           MARCH 31,         2004           MARCH 31,          2004           MARCH 31,        2004           MARCH 31,
 (UNAUDITED)          2004         (UNAUDITED)         2004          (UNAUDITED)         2004        (UNAUDITED)         2004
-------------    -------------    -------------    -------------    -------------    ------------   -------------    -------------
$   6,699,915    $  16,074,659    $   4,693,245    $   9,619,328    $     40,646          13,678    $     369,921    $     817,160
     (835,148)      (5,180,250)        (156,793)        (566,405)         (8,725)            249          (37,325)         106,213

   (1,133,154)       3,234,491       (3,073,608)       1,430,127         (10,304)          7,974         (152,728)         177,221
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------


    4,731,613       14,128,900        1,462,844       10,483,050          21,617          21,901          179,868        1,100,594
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

   (6,699,915)     (16,074,659)      (4,693,245)      (9,619,328)        (40,646)        (13,678)        (369,921)        (817,160)
         ----             ----             ----             ----            ----            ----             ----             ----
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

   (6,699,915)     (16,074,659)      (4,693,245)      (9,619,328)        (40,646)        (13,678)        (369,921)        (817,160)
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

   30,978,375       78,962,625       36,242,649       61,673,832         631,247       2,632,125        1,678,073        4,564,417
    5,598,742       13,966,051        3,782,236        7,727,688          39,294           7,425          358,692          801,760
  (50,983,059)    (153,120,558)     (36,477,083)     (71,860,224)       (308,013)           ----       (2,101,192)     (10,423,529)
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------


  (14,405,942)     (60,191,882)       3,547,802       (2,458,704)        362,528       2,639,550          (64,427)      (5,057,352)
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

  (16,374,244)     (62,137,641)         317,401       (1,594,982)        343,499       2,647,773         (254,480)      (4,773,918)

  352,281,058      414,418,699      217,773,151      219,368,133       2,647,773            ----       14,923,448       19,697,366
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------
$ 335,906,814    $ 352,281,058    $ 218,090,552    $ 217,773,151    $  2,991,272    $  2,647,773    $  14,668,968    $  14,923,448
=============    =============    =============    =============    ============    ============    =============    =============

$ 369,027,642    $ 383,433,584    $ 225,907,083    $ 222,359,281    $  3,002,078    $  2,639,550    $  14,624,417    $  14,688,844

         ----             ----             ----             ----            ----            ----             ----             ----

  (30,660,957)     (29,825,809)      (7,249,685)      (7,128,669)         (8,476)            249         (346,509)        (309,184)

   (2,459,871)      (1,326,717)        (531,069)       2,542,539          (2,330)          7,974          391,060          543,788
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

$ 335,906,814    $ 352,281,058    $ 218,126,329    $ 217,773,151    $  2,991,272    $  2,647,773    $  14,668,968    $  14,923,448
=============    =============    =============    =============    ============    ============    =============    =============


    3,163,602        8,012,221        3,586,951        6,042,923          63,345         262,821          171,454          460,510
      571,353        1,414,778          374,279          757,985           3,945             739           36,433           80,921
   (5,204,589)     (15,522,405)      (3,617,357)      (7,049,298)        (30,834)           ----         (214,014)      (1,051,186)
-------------    -------------    -------------    -------------    ------------    ------------    -------------    -------------

   (1,469,634)      (6,095,406)         343,873         (248,390)         36,456    $    263,560           (6,127)        (509,755)
=============    =============    =============    =============    ============    ============    =============    =============

                See accompanying notes to financial statements on pages 70 - 74.

                                                                              69
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Sit Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The Sit Mutual Funds (the Funds) are 100% no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota and Florida Tax-Free Income Funds which are non-diversified), open-end management investment companies, or series thereof. The Sit Bond Fund, Sit Minnesota Tax-Free Income Fund, and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. The Sit Florida Tax-Free Income Fund is a series fund of Sit Mutual Funds Trust. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

       ------------------------------------------------------------------------
                 FUND                    INVESTMENT OBJECTIVES
       ------------------------------------------------------------------------
             Money Market        Maximum current income with the preservation
                                 of capital and maintenance of liquidity.
       ------------------------------------------------------------------------
           U.S. Government       High current income and safety of principal.
             Securities
       ------------------------------------------------------------------------
           Tax-Free Income       High current income that is exempt from
                                 federal income tax, consistent with the
                                 preservation of capital.
       ------------------------------------------------------------------------
              Minnesota          High current income that is exempt from
           Tax-Free Income       federal income tax and Minnesota regular
                                 personal income tax, consistent with the
                                 preservation of capital.
       ------------------------------------------------------------------------
              Florida            High current income that is exempt from
           Tax-Free Income       federal regular income tax by investing in
                                 securities that are exempt from the Florida
                                 intangibles tax.
       ------------------------------------------------------------------------
               Bond              Maximize total return, consistent with the
                                 preservation of capital.
       ------------------------------------------------------------------------

       Significant accounting policies followed by the Funds are summarized below:

       INVESTMENTS IN SECURITIES
       Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities are valued at fair value based on procedures determined in good faith by the Boards of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.


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================================================================================



       Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

       Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery, and the Funds maintain, in a segregated account with their custodian, assets with a market value greater than the amount of their purchase commitments.

       The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

       The Florida Tax-Free Income Fund concentrates its investments in Florida, and therefore may have more credit risk related to the economic conditions in the state of Florida than a portfolio with broader geographical diversification.

       FEDERAL TAXES
       The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

       Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

       As of March 31, 2004, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

                                         Loss Carryover        Expiration Year
                                         --------------        ---------------
       U.S. Government Securities           $4,440,071             2007
       Tax-Free Income                     $29,825,809             2008
       MN Tax-Free Income                   $7,128,669             2008
       Bond                                   $309,184             2008

================================================================================
Sit Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


       DISTRIBUTIONS
       Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds' capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

       USE OF ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)    INVESTMENT SECURITY TRANSACTIONS
       Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2004, were as follows:

                                              Purchases ($)       Proceeds ($)
                                              -------------       ------------
       U.S. Government Securities Fund          40,571,834         52,519,368
       Tax-Free Income Fund                     48,368,698         64,895,379
       Minnesota Tax-Free Income Fund           31,037,218         26,249,712
       Florida Tax-Free Income Fund                558,091            165,308
       Bond Fund                                 3,554,703          3,830,887

       For the Money Market Fund during the period ended September 30, 2004 purchases of and proceeds from sales and maturities of investment securities aggregated $505,987,278 and $506,332,344, respectively.


(3)    EXPENSES
       INVESTMENT ADVISER
       The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds' assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds' expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

================================================================================
-----------------------------------------------------------------------   [LOGO]
================================================================================



                                                     Average Daily
                                                      Net Assets
                                                      ----------
       Bond Fund                                         .80%
       Tax-Free Income Fund                              .80%
       Minnesota Tax-Free Income Fund                    .80%
       Florida Tax-Free Income Fund                      .80%


                                                  First            Over
                                               $50 Million      $50 Million
                                               -----------      -----------
       Money Market Fund                           .80%              .60%
       U.S. Government Securities Fund            1.00%              .80%

       For the period October 1, 1993, through December 31, 2005, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Fund's average daily net assets in excess of $500 million. After December 31, 2005, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

       For the period October 1, 1993, through December 31, 2005, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund's average daily net assets. After December 31, 2005, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

       As of September 30, 2004, the Bond Fund had invested $110,000 in the Sit Money Market Fund. The terms of such transactions were identical to those of non-related entities except that, to avoid duplicate investment advisory fees, SIA remits to the Fund an amount equal to all fees otherwise due to them under its investment management agreement for the assets invested in the Sit Money Market Fund.

       TRANSACTIONS WITH AFFILIATES
       The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2004:

================================================================================
Sit Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


                                                                 % Shares
                                               Shares           Outstanding
                                               ------           -----------
       Money Market Fund                     22,171,925             48.9
       U.S. Government Securities Fund          888,142              3.7
       Tax-Free Income Fund                   2,328,080              6.8
       Minnesota Tax-Free Income Fund         1,122,113              5.2
       Florida Tax-Free Income Fund             235,941             78.6
       Bond Fund                                169,293             11.5


(4)    FINANCIAL HIGHLIGHTS

       Per share data for a share of capital stock outstanding during the period and selected supplemental and ratio information for each period(s), are indicated on pages 75 through 80.

================================================================================
Sit Money Market Fund
-----------------------------------------------------------------------   [LOGO]
FINANCIAL HIGHLIGHTS
================================================================================

                                                 Six months
                                                   ended
                                               September 30,                        Years Ended March 31,
                                                    2004          ---------------------------------------------------------
                                                (Unaudited)          2004            2003            2002             2001
===========================================================================================================================
NET ASSET VALUE:
   Beginning of period                             $1.00             $1.00           $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                            0.00              0.01            0.01            0.03            0.06
--------------------------------------------------------------------------------------------------------------------------
Total from operations                               0.00              0.01            0.01            0.03            0.06
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                       0.00             (0.01)          (0.01)          (0.03)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                   $1.00             $1.00           $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                         0.37%             0.60%           1.13%           2.63%           6.00%
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)      $45,378           $44,610         $73,843         $93,785        $110,505

RATIOS:
   Expenses to average daily net assets             0.50%(2)          0.50%(2)        0.50%(2)        0.50%(2)        0.50%(2)
   Net investment income to average daily
     net assets                                     0.75%(2)          0.60%(2)        1.14%(2)        2.65%(2)        5.88%(2)

----------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2004 are adjusted to an annual rate.
       Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net Assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2004 and the years ended March 31, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average average daily net assets would have been .80%, .76%, .74%, .70%, and .67% for each of these periods and the ratio of net investment income to average daily net assets would have been .45%, .34%, .90%, 2.45%, and 5.71%, respectively.

================================================================================
Sit U.S. Government Securities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
================================================================================

                                                 Six months
                                                   ended
                                                September 30,                       Years Ended March 31,
                                                    2004        -------------------------------------------------------------
                                                 (Unaudited)         2004            2003             2002              2001
=============================================================================================================================
NET ASSET VALUE:
   Beginning of period                             $10.79           $10.83           $10.69           $10.59           $10.22
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                              .18              .27              .45              .58              .65
   Net realized and unrealized gains
     (losses) on investments                         (.04)            (.04)             .14              .10              .37
-----------------------------------------------------------------------------------------------------------------------------
Total from operations                                 .14              .23              .59              .68             1.02
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                        (.18)            (.27)            (.45)            (.58)            (.65)
   From realized gains                               ----             ----             ----             ----             ----
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (.18)            (.27)            (.45)            (.58)            (.65)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                   $10.75           $10.79           $10.83           $10.69           $10.59
-----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                          1.28%            2.19%            5.60%            6.53%           10.34%
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)      $261,439         $287,442         $408,840         $211,947         $154,356

RATIOS:
   Expenses to average daily net assets              0.80%(2)         0.80%(2)         0.80%(2)         0.80%(2)         0.80%(2)
   Net investment income to average daily
     net assets                                      3.29%(2)         2.48%(2)         3.98%(2)         5.40%(2)         6.30%(2)
Portfolio turnover rate (excluding
  short-term securities)                            15.31%           61.99%           77.06%           54.69%           55.53%

----------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2004 are adjusted to an annual rate. Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2004 and the years ended March 31, 2004, 2003, 2002, and 2001 the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .83%, .83%, .85%, and .87% for each of these periods and the ratio of net investment income to average daily net assets would have been 3.25%, 2.45%, 3.95%, 5.35%, and 6.23%, respectively.

================================================================================
Sit Tax-Free Income Fund
-----------------------------------------------------------------------   [LOGO]
FINANCIAL HIGHLIGHTS
================================================================================

                                                 Six months
                                                   ended
                                                September 30,                         Years Ended March 31,
                                                    2004          ------------------------------------------------------------
                                                 (Unaudited)         2004             2003              2002             2001
==============================================================================================================================
NET ASSET VALUE:
   Beginning of period                              $9.90            $9.94            $9.82            $9.90            $9.57
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                              .19              .42              .45              .48              .51
   Net realized and unrealized gains
     (losses) on investments                         (.05)            (.04)             .12             (.08)             .33
-----------------------------------------------------------------------------------------------------------------------------
Total from operations                                 .14              .38              .57              .40              .84
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                        (.19)            (.42)            (.45)            (.48)            (.51)
   From realized gains                               ----             ----             ----             ----             ----
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)            (.42)            (.45)            (.48)            (.51)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                    $9.85            $9.90            $9.94            $9.82            $9.90
-----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                          1.49%            3.89%            5.90%            4.05%            9.02%
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)      $335,907         $352,281         $414,419         $440,431         $502,184

RATIOS:
   Expenses to average daily net assets              0.77%(2)         0.76%(2)         0.76%(2)         0.75%(2)         0.74%(2)
   Net investment income to average daily
     net assets                                      3.96%(2)         4.23%(2)         4.53%(2)         4.79%(2)         5.27%(2)
Portfolio turnover rate (excluding
  short-term securities)                            14.60%           32.33%           37.98%           40.02%           12.14%

----------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2004 are adjusted to an annual rate. Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the period ended September 30, and the years ended March 31, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.93%, 4.19%, 4.49%, 4.74%, and 5.21%, respectively.

================================================================================
Sit Minnesota Tax-Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
================================================================================

                                                  Six months
                                                    ended
                                                 September 30,                         Years Ended March 31,
                                                    2004           ---------------------------------------------------------
                                                 (Unaudited)           2004            2003             2002           2001
============================================================================================================================
NET ASSET VALUE:
   Beginning of period                             $10.26             $10.22           $9.99          $10.01           $9.73
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                              .22                .46             .47             .49             .52
   Net realized and unrealized gains
     (losses) on investments                         (.15)               .04             .23            (.02)            .28
----------------------------------------------------------------------------------------------------------------------------
Total from operations                                 .07                .50             .70             .47             .80
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                        (.22)              (.46)           (.47)           (.49)           (.52)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                   $10.11             $10.26          $10.22           $9.99          $10.01
----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                          0.72%              4.99%           7.14%           4.74%           8.43%
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)      $218,091           $217,773        $219,368        $195,275        $181,182

RATIOS:
   Expenses to average daily net assets              0.80%(2)           0.80%           0.80%           0.80%           0.80%
   Net investment income to average daily
     net assets                                      4.36%(2)           4.47%           4.62%           4.87%           5.27%
Portfolio turnover rate (excluding
  short-term securities)                            12.51%             27.31%          19.51%          23.81%          14.59%

----------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)    Adjusted to an annual rate.

================================================================================
Sit Florida Tax-Free Income Fund
-----------------------------------------------------------------------   [LOGO]
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Six months
                                                                  ended          Three months
                                                              September 30,         ended
                                                                  2004            March 31,
                                                               (Unaudited)           2004
---------------------------------------------------------------------------------------------
NET ASSET VALUE:
   Beginning of period                                           $10.05             $10.00
---------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                            .14                .06
   Net realized and unrealized gains
     (losses) on investments                                       (.08)               .05
---------------------------------------------------------------------------------------------
Total from operations                                               .06                .11
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (.14)              (.06)
---------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                                  $9.97             $10.05
---------------------------------------------------------------------------------------------
Total investment return (1)                                        0.65%              1.08%
---------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)                      $2,991             $2,648

RATIOS:
   Expenses to average daily net assets                            0.80%(2)           0.80%(2)
   Net investment income to average daily net assets               2.90%(2)           2.49%(2)
Portfolio turnover rate (excluding short-term securities)          6.09%              3.45%

----------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)    Adjusted to an annual rate.

================================================================================
Sit Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
================================================================================

                                                 Six months
                                                    ended
                                                September 30,                        Years Ended March 31,
                                                    2004            ------------------------------------------------------
                                                 (Unaudited)           2004           2003            2002           2001
==========================================================================================================================
NET ASSET VALUE:
   Beginning of period                              $10.07             $9.89          $9.68          $9.80          $9.43
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                               .25               .46            .53            .62            .64
   Net realized and unrealized gains
                      (losses) on investments         (.13)              .18            .21           (.12)           .37
-------------------------------------------------------------------------------------------------------------------------
Total from operations                                  .12               .64            .74            .50           1.01
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         (.25)             (.46)          (.53)          (.62)          (.64)
   From realized gains                                 ---               ---            ---            ---            ---
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.25)             (.46)          (.53)          (.62)          (.64)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                     $9.94            $10.07          $9.89          $9.68          $9.80
-------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                           1.22%             6.66%          7.74%          5.18%         11.18%
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)        $14,669           $14,923        $19,697        $14,737        $13,281

RATIOS:
   Expenses to average daily net assets               0.80%(2)          0.80%          0.80%          0.80%          0.80%
   Net investment income to average daily
     net assets                                       5.02%(2)          4.64%          5.30%          6.34%          6.79%
Portfolio turnover rate (excluding
  short-term securities)                             24.64%            70.43%         76.19%         91.23%         89.65%

---------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)    Adjusted to an annual rate.

================================================================================
Expenses Example (Unaudited)
------------------------------------------------------------------------  [LOGO]

================================================================================

       As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
       The Example is based on an investment of $1,000 invested at the beginning of the period and held for then entire period April 1, 2004 to September 30, 2004.

Actual Expenses
       The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
       The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

       Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

--------------------------------------------------------------------------------
                               Beginning         Ending        Expenses Paid
       MONEY MARKET FUND      Account Value   Account Value     During Period*
                                (4/1/04)       (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
            Actual              $1,000.00       $1,003.70           $2.49
--------------------------------------------------------------------------------
         Hypothetical           $1,000.00       $1,022.50           $2.51
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

================================================================================
Expenses Example (Unaudited)
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
                                Beginning        Ending         Expenses Paid
      U.S. GOVERNMENT         Account Value   Account Value     During Period*
      SECURITIES FUND           (4/1/04)        (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
          Actual                $1,000.00       $1,012.80          $4.00
--------------------------------------------------------------------------------
       Hypothetical             $1,000.00       $1,021.00          $4.02
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)


--------------------------------------------------------------------------------
                                Beginning         Ending        Expenses Paid
    TAX-FREE INCOME FUND       Account Value   Account Value    During Period*
                                (4/1/04)        (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
          Actual                $1,000.00       $1,014.90           $3.86
--------------------------------------------------------------------------------
       Hypothetical             $1,000.00       $1,021.15           $3.87
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)


--------------------------------------------------------------------------------
         MINNESOTA              Beginning         Ending        Expenses Paid
      TAX-FREE INCOME          Account Value   Account Value    During Period*
           FUND                 (4/1/04)        (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
          Actual                $1,000.00       $1,007.20           $3.99
--------------------------------------------------------------------------------
       Hypothetical             $1,000.00       $1,021.00           $4.02
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

================================================================================
-----------------------------------------------------------------------   [LOGO]
================================================================================



--------------------------------------------------------------------------------
                                Beginning         Ending        Expenses Paid
      FLORIDA TAX-FREE         Account Value   Account Value    During Period*
        INCOME FUND             (4/1/04)        (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
          Actual                $1,000.00       $1,006.50           $3.99
--------------------------------------------------------------------------------
       Hypothetical             $1,000.00       $1,021.00           $4.02
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)


--------------------------------------------------------------------------------
                                Beginning         Ending        Expenses Paid
         BOND FUND             Account Value   Account Value    During Period*
                                (4/1/04)        (9/30/04)     (4/1/04 - 9/30/04)
--------------------------------------------------------------------------------
          Actual                $1,000.00       $1,012.20           $4.00
--------------------------------------------------------------------------------
       Hypothetical             $1,000.00       $1,021.00           $4.02
(5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

================================================================================
Additional Information
--------------------------------------------------------------------------------

================================================================================

PROXY VOTING

       Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds' proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

       Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.



AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

       The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds' Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

================================================================================
-----------------------------------------------------------------------   [LOGO]
================================================================================

                         A Look at the Sit Mutual Funds

       Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $6.3 billion for some of America's largest corporations, foundations and endowments.

       Sit Mutual Funds are comprised of fourteen NO-LOAD funds. NO-LOAD means that Sit Mutual Funds have no sales charges on purchases, no deferred sales charges, no 12b-1 fees and no redemption fees and no exchange fees. Every dollar you invest goes to work for you. Effective November 1, 2003, the Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

       Sit Mutual Funds offer:
           o Free telephone exchange
           o Dollar-cost averaging through an automatic investment plan
           o Electronic transfer for purchases and redemptions
           o Free checkwriting privileges on bond funds
           o Retirement accounts including IRAs and 401(k) plans



                                  [FLOW CHART]

--------------------------------------------------------------------------------
                              SIT FAMILY OF FUNDS
--------------------------------------------------------------------------------

STABILITY: SAFETY OF PRINCIPAL AND CURRENT INCOME
-------------------------------------------------
Money Market

INCOME: INCREASED INCOME
------------------------
U.S. Government Securities
Tax-Free Income
Minnesota Tax-Free Income
Florida Tax-Free Income Fund
Bond

GROWTH: LONG-TERM CAPITAL APPRECIATION AND INCOME
-------------------------------------------------
Balanced
Dividend Growth Fund
Large Cap Growth

HIGH GROWTH: LONG-TERM CAPITAL APPRECIATION
-------------------------------------------
Mid Cap Growth
International Growth
Small Cap Growth
Science and Technology Growth
Developing Markets Growth


Principal Stability & Current Income                    Growth Potential

S E M I - A N N U A L   R E P O R T   B O N D   F U N D S
One Year Ended March 31, 2004

INVESTMENT ADVISER                      AUDITORS

Sit Investment Associates, Inc.         KPMG LLP
80 South Eighth Street, Suite 3300      90 South Seventh Street, Suite 4200
Minneapolis, MN 55402                   Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580                            LEGAL COUNSEL

DISTRIBUTOR                             Dorsey & Whitney LLP
                                        50 South Sixth Street, Suite 1500
SIA Securities Corp.                    Minneapolis, MN 55402
80 South Eighth Street, Suite 3300
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675

TRANSFER AGENT AND
DISBURSING AGENT

PFPC Inc.
P.O. Box 5166
Westboro, MA 01581-5166




                        [LOGO] SIT INVESTMENT ASSOCIATES
                               -------------------------
                                   SIT MUTUAL FUNDS

Item 2: Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 9. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10: Controls and Procedures.
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11:  Exhibits.
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MONEY MARKET FUND, INC.
---------------------------

By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004


By (Signature and Title)       /s/ Eugene C. Sit
                               ------------------------------------------
                               Eugene C. Sit
                               Chairman
Date November 30, 2004

Item 2: Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 9. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10: Controls and Procedures.
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11: Exhibits.
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT U.S. GOVERNMENT SECURITIES FUND, INC.
-----------------------------------------

By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004


By (Signature and Title)       /s/ Eugene C. Sit
                               ------------------------------------------
                               Eugene C. Sit
                               Chairman
Date November 30, 2004

Item 2: Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 9. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10: Controls and Procedures.
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11: Exhibits.
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MUTUAL FUNDS II, INC.
-------------------------

By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004


By (Signature and Title)       /s/ Eugene C. Sit
                               ------------------------------------------
                               Eugene C. Sit
                               Chairman
Date November 30, 2004

Item 2: Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 9. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10: Controls and Procedures.
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11: Exhibits.
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MUTUAL FUNDS TRUST
----------------------

By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer
Date November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Paul E. Rasmussen
                               ------------------------------------------
                               Paul E. Rasmussen
                               Vice President, Treasurer

Date November 30, 2004


By (Signature and Title)       /s/ Eugene C. Sit
                               ------------------------------------------
                               Eugene C. Sit
                               Chairman
Date November 30, 2004